    As filed with the Securities and Exchange Commission on January 20, 1998
                                                          Registration No.333-
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. ___            [   ]
                       Post-Effective Amendment No. ___           [   ]

                              relating solely to:
               THE MONITOR GROWTH FUND, THE MONITOR INTERMEDIATE
           GOVERNMENT INCOME FUND, THE MONITOR MICHIGAN TAX-FREE FUND
                       and THE MONITOR MONEY MARKET FUND,
                                each a series of
                               THE MONITOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              41 South High Street
                              Columbus, Ohio 43287
                    (Address of Principal Executive Office)
                                 1-800-544-8347
                        (Registrant's Telephone Number)

                      David G. Lee, Senior Vice President
                               SEI Fund Resources
                            One Freedom Valley Road
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Paul R. Rentenbach
                              Dykema Gossett PLLC
                             400 Renaissance Center
                            Detroit, Michigan 48243
                              (313) 568-6915 (FAX)

                    ------------------------------------------

It is proposed that this filing will become effective on February 20, 1998, pursuant to Rule 488.

                    ------------------------------------------

Pursuant to Rule 429, this Registration Statement relates to shares previously registered by the Registrant on Form N-1A (Registration Nos. 33-11905).

--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET


Part A Item                                                     Location in Proxy Statement/Prospectus
-----------                                                     --------------------------------------
Item 1  Beginning of Registration Statement
        and Outside Front Cover Page of
        Prospectus............................................. Cover Page
Item 2  Beginning and Outside Back Cover
        Page of Prospectus..................................... Table of Contents
Item 3  Fee Table, Synopsis Information,
        and Risk Factors....................................... Summary; Comparative Fee and Expense Tables;
                                                                Comparison of Investment Objectives, Policies,
                                                                Restrictions and Risk Factors
Item 4  Information About the Transaction...................... Information Relating to the Proposed Reorganization
Item 5  Information About the Registrant....................... Comparative Fee and Expense Tables;  Comparison of
                                                                Investment Objectives, Policies, Restrictions and Risk Factors;
                                                                Additional Information About The Monitor Funds; Additional
                                                                Information About The Investment Adviser
Item 6  Information About the Company
        Being Acquired......................................... Comparative Fee and Expense Tables; Comparison of
                                                                Investment Objectives, Policies, Restrictions and Risk Factors;
                                                                Additional Information About FMB Funds; Financial Highlights;
                                                                Financial Statements
Item 7  Voting Information Offered............................. Information Relating to Voting Matters
Item 8  Interest of Certain Persons and
        Experts................................................ Not Applicable
Item 9  Additional Information Required for
        Reoffering by Persons Deemed to
        be Underwriters........................................ Not Applicable

Part B Item                                                     Location in Statement of Additional Information
-----------                                                     -----------------------------------------------
Item 10 Cover Page............................................. Cover Page
Item 11 Table of Contents...................................... Table of Contents
Item 12 Additional Information About the
        Registrant............................................. General; Combined Statement of Additional Information
                                                                of The Monitor Funds, dated April 30, 1997, as supplemented on November 20, 1997 and February 6, 1998
Item 13 Additional Information About the
        Company Being Acquired................................. Statement of Additional Information of FMB Funds, Inc.,
                                                                dated March 27, 1997
Item 14 Financial Statements................................... Financial Statements of FMB Funds, Inc., for the fiscal year ended November 30, 1997; Annual Report to Shareholders of The
                                                                Monitor Funds for the fiscal year ended December 31, 1996; Semi-
                                                                Annual Report to Shareholders of The Monitor Funds for the six-
                                                                months ended June 30, 1997; Pro Forma Financial Statements for The
                                                                Monitor Growth Fund and The Monitor Money Market Fund as of and for
                                                                the period ended June 30, 1997


Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                       IMPORTANT SHAREHOLDER INFORMATION

                                FMB FUNDS, INC.

  The document you hold in your hands contains your Combined Proxy Statement/Prospectus and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how to vote on your behalf on important issues relating to FMB Funds. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Directors.

  We urge you to spend a few minutes with the Combined Proxy
Statement/Prospectus, fill out your proxy card, and return it to us. Voting your proxy, and doing so promptly, enables FMB Funds to avoid conducting additional mailings. When Shareholders do not return their proxies in sufficient numbers, the Funds may bear the expense of follow-up solicitations.

  Please take a few moments to exercise your right to vote. Thank you.

  The Combined Proxy Statement/Prospectus constitutes the Proxy Statement of FMB Funds, Inc., for the meeting of its shareholders. It also constitutes the Prospectus of The Monitor Funds for its portfolios which are to issue shares in connection with the proposed reorganization--The Monitor Money Market Fund, The Monitor Growth Fund, The Monitor Intermediate Government Income Fund and the Monitor Michigan Tax-Free Fund.

                                FMB FUNDS, INC.
                            ONE FREEDOM VALLEY ROAD
                           OAKS, PENNSYLVANIA 19456

                                                              February 20, 1998

Dear FMB Funds Shareholder:

  By this time you should have received the FMB Funds' 1997 Annual Report to Shareholders, which informs you of the merger of FMB-Trust and The Huntington National Bank, and the impending combination of the two banks' proprietary fund families, FMB Funds and Monitor Funds. In the Management Letter, I explained that you, as a shareholder of FMB Funds, would receive additional information and would be asked to vote on the proposed combination.

  The enclosed proxy materials provide notice that Joint Shareholder Meetings (the "Meetings") for each series of the FMB Funds have been scheduled for Tuesday, March 17, 1998. The purpose of the Meetings is to submit important matters regarding the future of FMB Funds to its shareholders for a vote.

  After evaluating a variety of factors, including asset size, similarity of investment objectives, and the opportunity for more efficient service delivery and economies of scale, the Board of Directors of FMB Funds has concluded that it would be in the best interests of shareholders of each series of FMB Funds to combine all four portfolios of FMB Funds with four portfolios of Monitor Funds that have similar investment objectives and policies. The accompanying proxy statement will provide you with information relating to this proposal, on which you are being asked to vote.

  As a shareholder, you are welcome to join us at the Meetings. However, most shareholders cast their votes by completing and signing the enclosed proxy card. PLEASE REMEMBER: IN ORDER TO CONDUCT THE MEETING OF AN FMB PORTFOLIO, A MAJORITY OF SHARES OF EACH FMB FUNDS PORTFOLIO MUST BE REPRESENTED, EITHER IN PERSON OR BY PROXY. REGARDLESS OF WHETHER OR NOT YOU PLAN TO ATTEND THE MEETINGS, WE NEED YOUR VOTE. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE. IF YOU HAVE INVESTED IN MORE THAN ONE FMB PORTFOLIO, YOU WILL RECEIVE A PROXY CARD FOR EACH ONE, AND EACH PROXY CARD SHOULD BE SIGNED, DATED AND PROMPTLY RETURNED. If you send in a proxy and decide to attend the Meetings, you may revoke your proxy and vote in person if you desire to do so.

  We ask that you read the enclosed proxy information thoroughly. In addition to this material, we have included a list of commonly asked questions and answers regarding the proposed combination with Monitor Funds. If you have additional questions, please contact your account administrator, investment sales representative, or call FMB Funds directly at 1-800-453-4324.

  Please remember--your vote is very important.

                                          Sincerely,

                                          LOGO
                                          Michael R. Mucciolo
                                          Chairman of the Board

                        QUESTIONS AND ANSWERS ABOUT THE
             PROPOSED COMBINATION OF FMB FUNDS WITH MONITOR FUNDS

Q.WHY IS THE FMB BOARD PROPOSING TO REORGANIZE THE FMB FUNDS?

A.FMB-Trust was merged into The Huntington National Bank on October 1, 1997. The Huntington National Bank is the surviving legal entity of the merger. In conjunction with the banks' merger, The Boards of the two banks' proprietary mutual fund groups have approved their consolidation into the Huntington proprietary mutual fund group, known as the Monitor Funds. Before approving the integration of FMB Funds into Monitor Funds, the Directors of FMB Funds evaluated a wide range of factors including the expanded array of investment options available to shareholders, the potential for improved service delivery, and the opportunity for increased economies of scale. After careful consideration, the Directors concluded that the Agreement and Plan for Reorganization was in the best interests of FMB Funds' shareholders. Through the enclosed proxy statement, the Directors have submitted this proposal to you for a vote.

Q.WHAT HAPPENS TO MY FMB FUNDS' INVESTMENT IF THE REORGANIZATION PLAN IS
APPROVED?

A.The Reorganization provides for the transfer of all of the assets of each portfolio of FMB Funds into a corresponding portfolio of Monitor Funds in exchange for shares of the corresponding Monitor Fund. Each FMB Funds' shareholder will receive shares of a Monitor Fund equal in value to their FMB Fund shares. For each FMB Fund other than the FMB Money Market Fund, the NAV of your fund will change. However, in these cases, the number of shares that you will own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.HOW WILL THE REORGANIZATION AFFECT THE INVESTMENT OBJECTIVES, MANAGEMENT AND POLICIES OF THE FUND?

A.Your FMB Fund investment will be combined with a Monitor Fund with a substantially similar investment objective. For example, the FMB Money Market Fund will become part of the Monitor Money Market Fund. The two funds have investment objectives and policies which are compatible. Additionally, the investment management responsibilities of Monitor Funds include the talents and expertise of the previous fund managers of FMB Funds.

Q.WILL FEES AND EXPENSES CHANGE AS A RESULT OF THE MERGER?

A.As a rule, the expense ratios and sales loads of Monitor Funds are lower than those of the corresponding FMB Funds. Additionally, Monitor Funds continue to maintain expense ratios which are lower than industry averages as tracked by Lipper Analytical Services, Inc. You will find detailed expense information in the fee table information presented within the proxy materials.

Q.WHAT ARE MONITOR FUNDS?

A.Monitor Funds are the proprietary mutual funds managed by the investment professionals within the Trust Division of The Huntington National Bank. Securities for each Fund are carefully selected through extensive research and study of economic conditions and market trends. The Huntington National Bank is recognized for its expertise and its disciplined, team approach to financial management and is nationally ranked among the top 100 bank money managers.

Q.WHAT WILL HAPPEN TO MY INVESTMENT IN FMB MONEY MARKET FUND?

A.The FMB Money Market Fund will be combined with MONITOR MONEY MARKET FUND, a fund with similar investment objectives. MONITOR MONEY MARKET FUND offers preservation of principal and a high degree of liquidity by investing in short-term money market instruments, like commercial paper and CD's.

Q.WHAT WILL HAPPEN TO MY INVESTMENT IN FMB DIVERSIFIED EQUITY FUND?

A.The FMB Diversified Equity Fund will be combined with MONITOR GROWTH FUND, a large and medium-cap equity fund with similar investment objectives. MONITOR GROWTH FUND seeks to achieve long-term appreciation of capital by investing primarily in equity securities. The investment managers at Huntington seek to invest in companies which demonstrate above-average earnings potential.

Q.WHAT WILL HAPPEN TO MY INVESTMENT IN FMB MICHIGAN TAX-FREE BOND FUND?

A.The FMB Michigan Tax-Free Bond Fund will be merged into MONITOR MICHIGAN TAX-FREE FUND, a newly created Michigan municipal bond fund with investment objectives substantially equivalent to the FMB Fund. MONITOR MICHIGAN TAX-FREE FUND invests in Michigan state and municipal bonds and offers current income which is exempt from both federal and Michigan personal income tax.

Q.WHAT WILL HAPPEN TO MY INVESTMENT IN FMB INTERMEDIATE GOVERNMENT INCOME
FUND?

A.The FMB Intermediate Government Income Fund will be merged into MONITOR INTERMEDIATE GOVERNMENT FUND, a newly created Monitor fund with investment objectives substantially equivalent to the FMB Fund. MONITOR INTERMEDIATE GOVERNMENT INCOME FUND invests primarily in shorter-term bonds issued and guaranteed by the U.S. Government.

Q.WHAT WILL HAPPEN IF I DO NOT RETURN MY BALLOT?

A.The Shareholder Meeting may only be conducted if a quorum is present, either in person or by proxy of each Portfolio of FMB Funds. For the purposes of this meeting, a quorum represents 50% of the shares outstanding for each series of FMB Funds as of February 12, 1998. If quorum is not reached, then additional solicitations will be needed--at additional expense--in order to achieve the appropriate number of votes. PLEASE RETURN THE PROXY BALLOT AS SOON AS POSSIBLE TO AVOID ADDITIONAL COSTS.

Q.WHO DO I CALL IF I HAVE QUESTIONS?

A.If you have questions concerning the proxy statement, or any of these materials, please contact your trust account administrator, investment sales representative, or FMB Funds directly at 1-800-453-4324.

                                FMB FUNDS, INC.
                            ONE FREEDOM VALLEY ROAD
                           OAKS, PENNSYLVANIA 19456

                               ----------------

               NOTICE OF JOINT SPECIAL MEETINGS OF SHAREHOLDERS
                         TO BE HELD ON MARCH 17, 1998

  NOTICE IS HEREBY GIVEN THAT a Joint Special Meeting (the "Meeting") of the shareholders ("Shareholders") of the FMB Diversified Equity Fund, the FMB Intermediate Government Income Fund, the FMB Michigan Tax-Free Bond Fund and the FMB Money Market Fund, each of which is a separate portfolio of FMB Funds, Inc. ("FMB Funds"), will be held at the offices of SEI Fund Resources, One Freedom Valley Road, Oaks, Pennsylvania 19456, on March 17, 1998, at 10:00 a.m. (Eastern time) for the following purposes:

ITEM 1: To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for (a) the transfer of all of the assets and liabilities of the FMB Diversified Equity Fund, the FMB Intermediate Government Income Fund, the FMB Michigan Tax-Free Bond Fund and the FMB Money Market Fund (the "FMB Portfolios") to corresponding investment portfolios (the "Monitor Portfolios") of The Monitor Funds in exchange for Investment and Trust shares, as applicable, of the Monitor Portfolios, (b) the distribution of such Monitor Portfolios' shares to the shareholders of the FMB Portfolios according to their respective interests, and (c) the termination under state law and the Investment Company Act of 1940, as amended, of FMB Funds, Inc.

ITEM 2: To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

  The proposed reorganization and related matters are described in the attached Combined Proxy Statement/Prospectus. Appendix I to the Combined Proxy Statement/Prospectus is a copy of the Reorganization Agreement. Shareholders of record as of the close of business on January 23, 1998, are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

  SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE FMB FUNDS' BOARD OF DIRECTORS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL AND VOTING IN PERSON.

                                          By Order of the Board of Directors,

                                          LOGO
                                          Michael R. Mucciolo
                                          Chairman

February 20, 1998

                      COMBINED PROXY STATEMENT/PROSPECTUS

                               FEBRUARY 20, 1998

FMB FUNDS, INC.                                               THE MONITOR FUNDS
One Freedom Valley Road                                    41 South High Street
Oaks, Pennsylvania 19456                                   Columbus, Ohio 43287
(800) 453-4324                                                   (800) 253-0412

  This Combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of FMB Funds, Inc. ("FMB Funds") in connection with Joint Special Meetings (the "Meeting") of shareholders ("Shareholders") to be held on March 17, 1998, at 10:00 a.m., Eastern time, at the offices of SEI Fund Resources, One Freedom Valley Road, Oaks, Pennsylvania 19456, at which Shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated as of February 1, 1998 (the "Reorganization Agreement"), by and between FMB Funds and The Monitor Funds ("Monitor Funds") and the matters contemplated therein. A copy of the Reorganization Agreement is attached as Appendix I.

  The Reorganization Agreement provides that each class of shares of each of the four investment portfolios of FMB Funds (the "FMB Portfolios") will transfer substantially all of its assets and known liabilities to a similar class of shares of a corresponding Monitor Funds investment portfolio (the "Monitor Portfolios") and that in exchange for the transfers of these assets and liabilities, each Monitor Portfolio will issue shares of these similar classes to the corresponding FMB Portfolio. The FMB Portfolios will then make liquidating distributions of such Monitor Portfolio shares to the Shareholders of the FMB Portfolios, so that a holder of a class of shares in an FMB Portfolio will receive a class of shares of the corresponding Monitor Portfolio with the same aggregate net asset value as the Shareholder had in the FMB Portfolio immediately before the Reorganization. Following the Reorganization, Shareholders of an FMB Portfolio will then become shareholders of a similar class of shares in the corresponding Monitor Portfolio, and FMB Funds will be terminated under state law and the Investment Company Act of 1940, as amended (the "1940 Act").

  The FMB Portfolios have two classes of shares outstanding, as do the Monitor Portfolios. Holders of each class of shares of an FMB Portfolio will receive the class of shares of the corresponding Monitor Portfolio as set forth under "Information Relating to the Proposed Reorganization--Description of the Reorganization Agreement".

  The Monitor Diversified Equity Fund and the Monitor Money Market Fund currently are conducting investment operations as described in this Combined Proxy Statement/Prospectus. The Monitor Michigan Tax-Free Fund and the Monitor Intermediate Government Income Fund were both recently organized for the purpose of continuing the investment operations of the FMB Michigan Tax-Free Bond Fund and the FMB Intermediate Government Income Fund, respectively.

  This Combined Proxy Statement/Prospectus sets forth concisely the information that a Shareholder of FMB Funds should know before voting on the Reorganization Agreement, and should be retained for future reference. Additional information is set forth in the Combined Statement of Additional Information relating to the Monitor Portfolios, dated April 30, 1997 (as supplemented on November 20, 1997 and February 6, 1998), in the Statement of Additional Information relating to this Combined Proxy Statement/Prospectus,
and in the Prospectuses (as supplemented on January   , 1998) and Statement of
Additional Information, dated March 28, 1997, relating to FMB Funds. Each of such Statements of Additional Information and Prospectuses are incorporated herein by reference.

  This Combined Proxy Statement/Prospectus constitutes the Proxy Statement of FMB Funds for the meeting of its Shareholders, and a Monitor Funds' Prospectus for the shares of its Monitor Portfolios that are to be issued in connection with the Reorganization. This Combined Proxy Statement/Prospectus was first be sent to Shareholders on or about February 20, 1998.

  THE SECURITIES OF THE MONITOR PORTFOLIOS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY FMB FUNDS OR MONITOR FUNDS.

  SHARES OF THE MONITOR PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE HUNTINGTON NATIONAL BANK, HUNTINGTON BANCSHARES INCORPORATED OR ANY OF THEIR AFFILIATES. SHARES OF THE MONITOR PORTFOLIOS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

  INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE MONITOR PORTFOLIOS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE MONITOR FUNDS PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE MONITOR MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY...................................................................   4
  Proposed Reorganization.................................................   4
  Reasons for the Reorganization..........................................   4
  Federal Income Tax Consequences.........................................   4
  Overview of the FMB Portfolios and the Monitor Portfolios...............   4
  Arrangements with Service Providers--Monitor Funds......................   5
  Arrangements with Service Providers--FMB Funds..........................   6
COMPARATIVE FEE AND EXPENSE TABLES........................................   7
  Monitor Growth Fund/FMB Diversified Equity Fund.........................   7
  Monitor Intermediate Government Income Fund/FMB Intermediate Government
   Income Fund............................................................   8
  Monitor Michigan Tax-Free Fund/FMB Michigan Tax-Free Bond Fund..........   8
  Monitor Money Market Fund/FMB Money Market Fund.........................   9
  Expense Ratios--FMB Portfolios..........................................  10
  Expense Ratios--Monitor Portfolios......................................  10
  Voting Information......................................................  10
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, RESTRICTIONS AND RISK
 FACTORS..................................................................  11
  Monitor Growth Fund/FMB Diversified Equity Fund.........................  11
  Monitor Intermediate Government Income Fund/FMB Intermediate Government
   Income Fund............................................................  11
  Monitor Michigan Tax-Free Fund/FMB Michigan Tax-free Bond Fund..........  12
  Monitor Money Market Fund/FMB Money Market Fund.........................  12
  Investment Restrictions for All Portfolios..............................  13
  Risk Factors Affecting the Monitor Portfolios...........................  15
COMPARISON OF SHAREHOLDER TRANSACTIONS AND SERVICES.......................  18
  Sales Charges and Exemptions............................................  18
  Purchase Policies.......................................................  19
  Redemption Policies.....................................................  20
  Share Exchanges.........................................................  20
  Responsibility for Telephone Instructions...............................  21
  Dividends and Distributions.............................................  21
INFORMATION RELATING TO THE PROPOSED REORGANIZATION.......................  21
  Description of the Reorganization Agreement.............................  22
  Capitalization..........................................................  23
  Federal Income Tax Consequences.........................................  24
  Comparison of Shareholder Rights........................................  25
INFORMATION RELATING TO VOTING MATTERS....................................  27
  General.................................................................  27
  Shareholder and Board Approvals.........................................  27
  Appraisal Rights........................................................  29
  Quorum..................................................................  29
  Annual Meetings.........................................................  30
ADDITIONAL INFORMATION ABOUT THE MONITOR FUNDS............................  30
ADDITIONAL INFORMATION ABOUT FMB FUNDS....................................  31
ADDITIONAL INFORMATION ABOUT THE INVESTMENT ADVISER.......................  33
FMB FUNDS FINANCIAL HIGHLIGHTS............................................  34
FINANCIAL STATEMENTS......................................................  36
OTHER BUSINESS............................................................  36
SHAREHOLDER INQUIRIES.....................................................  36
APPENDIX I--Agreement and Plan of Reorganization.......................... I-1

                                    SUMMARY

  The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Combined Proxy Statement/Prospectus, the prospectuses and statements of additional information of FMB Funds and Monitor Funds, and the Reorganization Agreement attached to this Combined Proxy Statement/Prospectus as Appendix I. FMB Fund's Annual Report to Shareholders for the year ended November 30, 1997, may be obtained free of charge by calling 1-800-453-4234 or writing to SEI Fund Resources, Oaks, Pennsylvania 19456. The Monitor Funds Annual Report to Shareholders for the year ended December 31, 1996 and the Monitor Funds Semi-Annual Report to Shareholders for the six month ended June 30, 1997, may be obtained free of charge by calling 1-800-253-0412 or writing to SEI Fund Resources, Oaks, Pennsylvania 19456.

PROPOSED REORGANIZATION

  Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Boards of both FMB Funds and Monitor Funds, including their members who are not "interested persons" within the meaning of the Investment Company Act of 1940 (the "1940 Act"), have determined that the proposed Reorganization is in the best interests of FMB Fund's Shareholders and Monitor Fund's shareholders, respectively, and that the interests of existing Shareholders of FMB Funds and Monitor Funds, respectively, will not be diluted as a result of such Reorganization.

  The Holding Company Merger resulted in a change in control of FMB-Trust, the prior investment adviser for FMB Funds, and as a result the advisory and sub-advisory contracts for FMB Funds were automatically terminated. FMB Funds has entered into investment advisory contracts with Huntington Bank, and these contracts were approved by Shareholders of FMB Funds on September 27, 1997. The provisions of the advisory contracts, including the fee rates, are the same as those of the prior advisory contracts.

REASONS FOR THE REORGANIZATION

  The primary reason for the Reorganization is the effect of the Holding Company Merger. Due to the Holding Company Merger, the separate existence of FMB-Trust, formerly the adviser for FMB Funds, was terminated, and its operations (including its investment advisory activities) have been merged into those of Huntington Bank. The Adviser has recommended that each of the FMB Funds Portfolios be reorganized as described in this Combined Proxy Statement/Prospectus. In light of this recommendation, after consideration of the reasons therefor and the proposed operations of the combined funds after the Reorganization, and in consideration of the fact that the Reorganization will be tax-free and will not dilute the interests of FMB Funds Shareholders, the Board of Directors of FMB Funds has authorized the Agreement and Plan of Reorganization and recommended approval of the Reorganization by Shareholders.

FEDERAL INCOME TAX CONSEQUENCES

  Shareholders of the FMB Funds Portfolios will recognize no gain or loss for federal income tax purposes on their receipt of shares of the Monitor Funds Portfolios. Shareholders of the Monitor Funds Portfolios will have no tax consequence from the Reorganization. The FMB Funds Portfolios will incur no federal tax purposes on their issuance of shares in the Reorganization. See "Information Relating to the Proposed Reorganization-- Federal Income Tax Consequences."

OVERVIEW OF THE FMB PORTFOLIOS AND THE MONITOR PORTFOLIOS

  There are no material differences between the investment objectives and policies of the FMB Michigan Tax-Free Bond Fund and the Monitor Michigan Tax-Free Fund, or between the FMB Intermediate Government Income Fund and The Monitor Intermediate Government Income Fund. The investment objectives and policies of the FMB Diversified Equity Fund and the FMB Money Market Fund are similar to those of the corresponding Monitor Funds portfolios, but differ in certain ways. See "Comparison of Investment Objectives, Policies, Restrictions and Risk Factors" below and the FMB Funds and Monitor Funds Prospectuses, which are incorporated by reference herein, for a description of the similarities and differences between the investment objectives and policies of the FMB Portfolios and the corresponding Monitor Portfolios.

ARRANGEMENTS WITH SERVICE PROVIDERS -- MONITOR FUNDS

  Huntington Bank also serves as the investment adviser for Monitor Funds and is entitled to receive advisory fees from the Monitor Portfolios computed daily and paid monthly, at the following annual rates, expressed as a percentage of average daily net assets:

                                                       ADVISORY FEE FOR YEAR
      MONITOR PORTFOLIOS                            ENDED DECEMBER 31, 1997 (1)
      ------------------                            ---------------------------
      Monitor Growth Fund..........................            0.60%
      Monitor Intermediate Government Income Fund
       (2).........................................            0.50%
      Monitor Michigan Tax-Free Fund (2)...........            0.50%
      Monitor Money Market Fund....................            0.30%

--------
(1) For the year ended December 31, 1997, there were no waivers of advisory fees by the Adviser.
(2) This is a new portfolio that has not commenced operations as of the date hereof.

  The Adviser manages the investments of each Monitor Portfolio, makes decisions with respect to and places orders for all purchases and sales of a Monitor Portfolio's securities, and maintains certain records relating to such purchases and sales. See "Management of the Trust" in the Monitor Funds' Prospectuses accompanying this Combined Proxy Statement/Prospectus which are incorporated herein by reference, for additional information on the Adviser.

  During the year ended December 31, 1997, administrative services were provided to Monitor Funds by SEI Fund Resources ("SEI"), an indirect wholly-owned subsidiary of SEI Investment Company. For its services, SEI was paid a fee, computed daily and paid monthly, on each Monitor Portfolio's average daily net assets, at the rate of 0.11%. For the six months ended June 30, 1997, SEI received administration fees of $567,230 from the two Monitor Portfolios that were conducting business during that year. During the six months ended June 30, 1997, Huntington Bank served as sub-administrator for the Monitor Portfolios and was paid sub-administration fees by SEI of $463,334. Effective January 12, 1998, Huntington Bank became the administrator for the Monitor Portfolios, and is entitled to receive the same annual fee of 0.11% of each Monitor Portfolio's average daily net assets. State Street Bank and Trust Company provides transfer agency services to the Monitor Portfolios. Custodial services are provided to the Monitor Portfolios by Huntington Bank, for which it receives an annual fee of 5.6 basis points (0.056%) of each Monitor Portfolio's average daily net assets.

  SEI Investments Distribution Co. ("SEI Distribution") also serves as distributor of the Investment Shares of the Monitor Portfolios. Monitor Funds has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the "Monitor 12b-1 Plan"). Under the Monitor 12b-1 Plan, Investment Class shares of each of the Monitor Portfolios bears the expense of distribution fees payable to SEI Distribution at an annual rate of up to 0.25% of the average daily net asset value of such Monitor Portfolio's outstanding Investment Class shares to finance activities which are principally intended to result in the sale of Investment Class shares. SEI Distribution may enter into agreements with financial institutions and industry professionals which provide distribution and/or administrative services as agents for their customers who beneficially own Investment Class shares. Services provided by such financial institutions may include, without limitation: printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of a Monitor Portfolio's Investment Class shares, and personnel and communication equipment used in servicing shareholder accounts and prospective shareholder inquiries. The Monitor 12b-1 Plan is a "compensation" type plan as opposed to a "reimbursement" type plan. Accordingly, payments by Investment Class shares under the Monitor 12b-1 Plan are based on the expressed fee rather than on the specific amounts expended by SEI Distribution for distribution purposes. Accordingly, SEI Distribution may be able to recover such amounts or may earn a profit from payments made by Investment Shares of Monitor Portfolios under the Monitor 12b-1 Plan. For the six months ended June 30, 1997, the Monitor Portfolios paid, in the aggregate, fees of $122,053 to SEI Distribution pursuant to the Monitor 12b-1 Plan.

ARRANGEMENTS WITH SERVICE PROVIDERS -- FMB FUNDS

  Since October 1, 1997, Huntington Bank has served as investment adviser for FMB Funds. It assumed that function as the result of the merger of FMB-Trust with and into Huntington Bank on that date. Under the advisory contracts with FMB Funds, Huntington Bank is, and FMB-Trust was, entitled to receive advisory fees, computed daily and paid monthly, at the following annual rates, expressed as a percentage of average daily net assets:

                                                 ADVISORY FEE FOR FISCAL
                                                        YEAR ENDED
                                                    NOVEMBER 30, 1997
                                                 ---------------------------
                                                                  FEE AFTER
      FMB PORTFOLIOS                              ACTUAL FEE       WAIVERS
      --------------                             ------------    -----------
      FMB Diversified Equity Fund...............           1.00%          1.00%
      FMB Intermediate Government Income Fund...           0.45%          0.45%
      FMB Michigan Tax-Free Bond Fund...........           0.55%          0.35%
      FMB Money Market Fund.....................           0.35%          0.35%

  Pursuant to the FMB Funds investment advisory contracts with Huntington Bank, the Adviser provides investment research and management and conducts a continuous investment program. The Adviser also directs the investments of the FMB Funds' portfolios in accordance with each portfolio's investment objectives, policies and limitations, and creates and maintains all necessary books and records.

  Administrative services are also provided to FMB Funds by SEI. For its services, SEI receives a fee, calculated daily and paid monthly, at the annual rate of 0.20% of the average aggregate daily net assets of each FMB Portfolio. For the fiscal year ended November 30, 1997, SEI received administration fees totaling $770,987 from all four of the FMB Portfolios. SEI also serves as transfer agent for the FMB Funds and State Street Bank and Trust Company serves as sub-transfer agent pursuant to an agreement with the SEI. Custodial services are provided to the FMB Portfolios by Bankers Trust Company.

  SEI Distribution also serves as distributor of the Consumer Service Class of shares of FMB Funds, and under the distribution agreement, it acts as agent for FMB Funds in connection with the offering of Consumer Service Class shares of each FMB Portfolio. FMB Funds has also adopted a separate Amended and Restated Distribution for each FMB Portfolio pursuant to Rule 12b-1 under the 1940 Act (the "FMB 12b-1 Plans"). Under each FMB 12b-1 Plan, the Consumer Service Class shares of each of the FMB Portfolios bears the expense of distribution fees payable to SEI Distribution at an annual rate of up to 0.35% for the FMB Diversified Equity Fund, the FMB Intermediate Government Income Fund and the FMB Michigan Tax-Free Bond Fund, and up to 0.25% for the FMB Money Market Fund, of the average daily net asset value of each such FMB Portfolio's outstanding Consumer Service Class shares to finance activities which are principally intended to result in the sale of Consumer Service Class shares. SEI Distribution may enter into agreements with financial institutions and industry professionals which provide distribution and/or administrative services as agents for their customers who beneficially own Consumer Service Class shares. Services provided by such financial institutions may include, without limitation, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of an FMB Portfolio's shares, and personnel and communication equipment used in servicing shareholder accounts and prospective shareholder inquiries.

  The FMB 12b-1 Plan is a "compensation" type plan as opposed to a "reimbursement" type plan. Accordingly, payments by Consumer Service Class shares under the FMB 12b-1 Plans are based on the expressed fee rather than on the specific amounts expended by SEI Distribution for distribution purposes. SEI Distribution may be able to recover such amounts or may earn a profit from payments made by Consumer Service Class shares of FMB Funds under the FMB 12b-1 Plans. For the fiscal year ended November 30, 1997, FMB Funds paid, in the aggregate, fees of $94,225 to SEI Distribution pursuant to the FMB 12b-1 Plans.

                      COMPARATIVE FEE AND EXPENSE TABLES

  The tables below show (i) information regarding the fees and expenses paid by each class of shares of each FMB Portfolio and of each class of shares of the corresponding Monitor Portfolios as of their most recent respective fiscal years, and (ii) estimated fees and expenses of the combined portfolios of those FMB Portfolios (the "Reorganizing FMB Portfolios") that are reorganizing with existing Monitor Portfolios on a pro forma basis, giving effect to the proposed Reorganization. The tables indicate that the total operating expenses applicable to each class of the Reorganizing FMB Portfolios are expected to decrease. Pro forma information for the Monitor Intermediate Government Income Fund and the Monitor Michigan Tax-Free Fund (the "New Monitor Portfolios") is not provided because these funds have not conducted any operations and their pro forma transactional and operating expenses, other than advisory fees, will be the same as those of the corresponding FMB Portfolios.

MONITOR GROWTH FUND/FMB DIVERSIFIED EQUITY FUND

 Comparative Annual Fund Transactional and Operating Expenses
 (as a percentage of average net assets)

                             FMB DIVERSIFIED        MONITOR GROWTH      PRO FORMA
                               EQUITY FUND               FUND            COMBINED
                          ------------------------ ----------------  ----------------
                          CONSUMER   INSTITUTIONAL INVESTMENT TRUST  INVESTMENT TRUST
                          --------   ------------- ---------- -----  ---------- -----
Maximum sales load......    5.75%        0.00%        4.00%   0.00%     4.00%   0.00%
Advisory fees (after fee
 waivers)...............    1.00%        1.00%        0.60%   0.60%     0.60%   0.60%
12b-1 fees (after fee
 waivers)...............    0.25%(1)     0.00%        0.25%   0.00%     0.25%   0.00%
Other expenses (after
 fee waivers and/or
 expense
 reimbursements)........    0.37%        0.37%        0.23%   0.23%     0.23%   0.23%
Total operating expenses
 (after fee waivers
 and/or expense
 reimbursements)........    1.62%(1)     1.37%        1.08%   0.83%     1.08%   0.83%

--------
(1) Absent waivers, the 12b-1 fee would have been 0.35% and Total Operating Expenses would have been 1.72%.

 Comparative Example

  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) payment of the maximum sales load, in the case of Consumer Service Class shares of the FMB Diversified Equity Fund and Trust Shares of the Monitor Growth Fund and the Pro Forma combined portfolio:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
      FMB Diversified Equity Fund
        Consumer Service Shares.................  $73    $106    $141     $239
        Institutional Shares....................  $14    $ 43    $ 75     $165
      Monitor Growth Fund
        Investment Shares.......................  $51    $ 73    $ 97     $166
        Trust Shares............................  $ 8    $ 26    $ 46     $103
      Pro Forma Combined
        Investment Shares.......................  $51     $73     $97     $166
        Trust Shares............................  $ 8     $26     $46     $103

MONITOR INTERMEDIATE GOVERNMENT INCOME FUND/FMB INTERMEDIATE GOVERNMENT INCOME FUND

 Comparative Annual Fund Transactional and Operating Expenses
 (as a percentage of average net assets)

                               FMB INTERMEDIATE         MONITOR INTERMEDIATE
                            GOVERNMENT INCOME FUND   GOVERNMENT INCOME FUND(1)
                            ------------------------ ----------------------------
                            CONSUMER   INSTITUTIONAL   INVESTMENT      TRUST
                            --------   ------------- --------------- ------------
Maximum sales load........   4.75%         0.00%              2.00%         0.00%
Advisory fees (after fee
 waivers).................   0.45%         0.45%              0.50%         0.50%
12b-1 fees (after fee
 waivers).................   0.25%(2)      0.00%              0.25%         0.00%
Other expenses (after fee
 waivers and/or expense
 reimbursements)..........   0.34%         0.34%              0.24%         0.24%
Total operating expenses
 (after fee waivers and/or
 expense reimbursements)..   1.04%(2)      0.79%              0.99%         0.74%

--------
(1) Amounts are estimates because this fund has not commenced operations.
(2) Absent waivers, the 12b-1 fee would be 0.35% and Total Operating Expenses would have been 1.14%.

 Comparative Example

  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) payment of the maximum sales load, in the case of Consumer Service Class shares of the FMB Intermediate Government Income Fund and Trust Shares of the Monitor Intermediate Government Income Fund:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
      FMB Intermediate Government Income Fund
        Consumer Service Shares...............  $58     $79    $102     $169
        Institutional Shares..................  $ 8     $25    $ 44     $ 98
      Monitor Intermediate Government Income
      Fund
        Investment Shares.....................  $30     $51    $ 74     $139
        Trust Shares..........................  $ 8     $24    $ 41     $ 92

MONITOR MICHIGAN TAX-FREE FUND/FMB MICHIGAN TAX-FREE BOND FUND

 Comparative Annual Fund Transactional and Operating Expenses
 (as a percentage of average net assets)

                                       FMB MICHIGAN TAX-FREE    MONITOR MICHIGAN
                                             BOND FUND          TAX-FREE FUND(1)
                                       ------------------------ ----------------
                                       CONSUMER   INSTITUTIONAL INVESTMENT TRUST
                                       --------   ------------- ---------- -----
Maximum sales load....................  4.75%         0.00%       2.00%    0.00%
Advisory fees (after fee waivers).....  0.35%(2)      0.35%(2)    0.50%    0.50%
12b-1 fees (after fee waivers)........  0.25%(3)      0.00%       0.25%    0.00%
Other expenses (after fee waivers
and/or expense reimbursements)........  0.38%         0.38%       0.30%    0.30%
Total operating expenses (after fee
 waivers and/or expense
 reimbursements)......................  0.98%(4)      0.73%(4)    1.05%    0.80%

--------
(1) Amounts are estimates because this fund has not commenced operations.
(2) Absent waivers, Advisory fees would be 0.55% for each class.
(3) Absent waivers, 12b-1 fees would be 0.35%.
(4) Absent waivers, Total Operating Expenses would have been 1.28% for the Consumer Service Shares and 0.93% for Institutional shares.

 Comparative Example

  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) payment of the maximum sales load, in the case of Consumer Service Class shares of the FMB Michigan Tax-Free Bond Fund and Trust Shares of the Monitor Michigan Tax-Free Fund:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
      FMB Michigan Tax-Free Bond Fund
        Consumer Service Shares.................  $57     $77     $99     $162
        Institutional Shares....................  $ 7     $23     $41     $ 91
      Monitor Michigan Tax-Free Fund
        Investment Shares.......................  $31     $53     $78     $148
        Trust Shares............................  $ 8     $25     $43     $ 95

MONITOR MONEY MARKET FUND/FMB MONEY MARKET FUND

 Comparative Annual Fund Transactional and Operating Expenses
 (as a percentage of average net assets)

                                FMB MONEY         MONITOR MONEY      PRO FORMA
                               MARKET FUND         MARKET FUND        COMBINED
                          ---------------------- ---------------- ----------------
                          CONSUMER INSTITUTIONAL INVESTMENT TRUST INVESTMENT TRUST
                          -------- ------------- ---------- ----- ---------- -----
Maximum sales load......   0.00%       0.00%       0.00%    0.00%   0.00%    0.00%
Advisory fees (after fee
 waivers)...............   0.35%       0.35%       0.30%    0.30%   0.30%    0.30%
12b-1 fees (after fee
 waivers)...............   0.25%       0.00%       0.10%    0.00%   0.10%    0.00%
Other expenses (after
 fee waivers and/or
 expense
 reimbursements)........   0.34%       0.34%       0.23%    0.23%   0.23%    0.23%
Total operating expenses
 (after fee waivers
 and/or expense
 reimbursements)........   0.94%       0.69%       0.63%    0.53%   0.63%    0.53%

 Comparative Example

  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) payment of the maximum sales load, in the case of Consumer Service Class shares of the FMB Money Market Fund and Trust Shares of the Monitor Money Market Fund and the Pro Forma combined portfolio:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
      FMB Money Market Fund
        Consumer Service Shares.................  $10     $30     $52     $115
        Institutional Shares....................  $ 7     $22     $38     $ 86
      Monitor Money Market Fund
        Investment Shares.......................  $ 6     $20     $35     $ 79
        Trust Shares............................  $ 5     $17     $30     $ 66
      Pro Forma Combined........................
        Investment Shares.......................  $ 6     $20     $35     $ 79
        Trust Shares............................  $ 5     $17     $30     $ 66

EXPENSE RATIOS--FMB PORTFOLIOS

  The following table sets forth (i) the ratios of operating expenses to average net assets of the FMB Portfolios for the fiscal year ended November 30, 1997, (a) after fee waivers and expense reimbursements, and (b) absent fee waivers and expense reimbursements.

                                  RATIO OF OPERATING EXPENSES TO AVERAGE NET
                                                    ASSETS
                                  FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997
                                 ---------------------------------------------
                                 AFTER FEE WAIVERS AND  ABSENT FEE WAIVERS AND
                                 EXPENSE REIMBURSEMENTS EXPENSE REIMBURSEMENTS
                                 ---------------------- ----------------------
      FMB PORTFOLIOS--
        FMB Diversified Equity
         Fund
          Consumer Service
           Shares...............          1.62%                  1.72%
          Institutional Shares..          1.37%                  1.37%
        FMB Intermediate
         Government Income Fund
          Consumer Service
           Shares...............          1.04%                  1.14%
          Institutional Shares..          0.79%                  0.79%
        FMB Michigan Tax-Free
         Bond Fund
          Consumer Service
           Shares...............          0.98%                  1.35%
          Institutional Shares..          0.73%                  1.00%
        FMB Money Market Fund
          Consumer Service
           Shares...............          0.94%                  0.94%
          Institutional Shares..          0.69%                  0.69%

EXPENSE RATIOS--MONITOR FUNDS PORTFOLIOS

  The following tables set forth (i) the ratios of operating expenses to average net assets of the Monitor Funds Portfolios for the six months ended June 30, 1997, annualized. During this period, there were no fee waivers or expense reimbursements by the Advisor or other service providers.

                                                                   RATIO OF
                                                              OPERATING EXPENSES
                                                                TO AVERAGE NET
                                                                ASSETS FOR THE
                                                               SIX MONTHS ENDED
                                                                JUNE 30, 1997
                                                                 (ANNUALIZED)
                                                              ------------------
      MONITOR PORTFOLIOS(1)--
        Monitor Growth Fund
          Investment Shares..................................       1.06%
          Trust Shares.......................................       0.81%
        Monitor Money Market Fund
          Investment Shares..................................       0.62%
          Trust Shares.......................................       0.52%

--------
(1) The Monitor Michigan Tax-Free Fund and The Monitor Intermediate Government Income Fund will not commence operations until the Reorganization is completed.

VOTING INFORMATION

  Only Shareholders of record at the close of business on January 23, 1998, will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof and all shares will vote separately by FMB Portfolio. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to FMB Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Information Relating to Voting Matters".

                COMPARISON OF INVESTMENT OBJECTIVES, POLICIES,
                         RESTRICTIONS AND RISK FACTORS

  The investment objectives, policies, restrictions and risk factors of the FMB Portfolios are, in many respects, similar to those of the corresponding Monitor Portfolios. There are, however, certain differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies and risk factors of the FMB Portfolios and corresponding Monitor Portfolios and is qualified in its entirety by the discussion elsewhere herein, and in the Prospectuses and Statements of Additional Information of the FMB Portfolios and the Monitor Portfolios incorporated herein by reference.

MONITOR GROWTH FUND/FMB DIVERSIFIED EQUITY FUND

  Investment Objectives. The investment objectives of the Monitor Growth Fund is to achieve long-term capital appreciation primarily through investments in equity securities. Current income will be only an incidental considerations in the selection of investments. The primary investment objective of the FMB Diversified Equity Fund is also long-term capital appreciation, with income generation being a secondary objective.

  Investment Policies. The Monitor Growth Fund will invest in common and preferred stocks, securities convertible into or exchangeable for common stocks and other securities that the Adviser believes have common stock characteristics (such as rights and warrants). The Monitor Growth Fund may invest in foreign securities and, subject to its investment restrictions, securities restricted as to resale under federal securities laws. The Monitor Growth Fund's selection of common stocks emphasizes those companies which the Adviser believes have characteristics such as above average earnings and dividend growth, superior balance sheets and potential for capital gains, but its investment policies recognize that securities of other companies may also be attractive for capital appreciation purposes by virtue of special developments or depression in price believed to be temporary. The Monitor Growth Fund will invest in large and medium-sized capitalization growth companies that provide these financial and growth characteristics. In managing the investments of the Monitor Growth Fund, the Adviser seeks to purchase equity securities whose potential for capital gains is balanced by an ability to better withstand overall downward market movements. As a matter of fundamental policy, under normal market conditions, the Monitor Growth Fund will invest at least 65% of its total assets in the equity securities described in this paragraph. It may also, under normal market conditions, invest a portion of its assets in cash equivalents, including repurchase agreements and the shares of money market mutual funds, for liquidity purposes.

  The FMB Diversified Equity Fund may invest in a broad range of common stocks of both domestic and foreign issuers, and also may invest in other securities in addition to common stock, such as preferred stocks, debt securities convertible into common stocks and warrants or other rights to acquire common stocks. The FMB Diversified Equity Fund will not invest more than 5% of its net assets in warrants, including no more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges. Under normal market conditions, the FMB Diversified Equity Fund will invest at least 65% of its total assets in common stocks or securities convertible into common stocks. The FMB Diversified Equity Fund may also invest in American Depositary Receipts ("ADRs"). For temporary defensive purposes and to meet anticipated liquidity needs, the FMB Diversified Equity Fund may invest in U.S. Government securities, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements fully collateralized by U.S. Government securities (maturing in seven days or less) and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated investment-grade or better by Moody's Investors Service, Inc. ("Moody's") or by Standard and Poor's Ratings Group ("S&P").

MONITOR INTERMEDIATE GOVERNMENT INCOME FUND/FMB INTERMEDIATE GOVERNMENT INCOME FUND

  Investment Objectives. The investment objective of both of these portfolios is to provide a high level of current income.

  Investment Policies. Both portfolios pursue their objective by investing primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities in the form of U.S. Treasury bills, notes and bonds and mortgage-backed securities and collateralized mortgage obligations. For the Monitor Intermediate

Government Income Fund, the dollar-weighted average maturity of its entire portfolio is not expected to exceed 10 years. For the FMB Intermediate Government Income Fund, the dollar-weighted average maturity of its investments in U.S. Government securities is not expected to exceed seven years and the dollar-weighted average maturity of its investments in mortgage-backed securities and collateralized mortgage obligations is not expected to exceed five years. As a fundamental policy of these portfolios, under normal market conditions both portfolios will invest 65% of their total assets in such securities. Both portfolios may also engage in transactions in interest rate futures, and in contracts and options thereon.

MONITOR MICHIGAN TAX-FREE FUND/FMB MICHIGAN TAX-FREE BOND FUND

  Investment Objectives. Both portfolios have the investment objective of providing current income exempt from both federal and Michigan personal income taxes. Both portfolios will pursue this objective by investing primarily in debt obligations with short to intermediate remaining maturities (less than 15 years) issued by or on behalf of the State of Michigan and its political subdivisions, agencies and instrumentalities, or by issuers outside of Michigan if such obligations pay interest that is exempt from federal and Michigan personal income taxes, in the opinion of counsel to the issuer.

  Investment Policies. The FMB Michigan Tax-Free Bond Fund is a non-diversified portfolio that purchases Michigan Tax-Exempt Securities that are, at the time of purchase, rated investment grade or better by Moody's or S&P, or are unrated but are determined by the Adviser to be of comparable quality and/or are fully collateralized by U.S. government securities. Under normal market conditions, this FMB Portfolio will have at least 80% of its net assets invested in securities, the interest of which is exempt from both federal income tax and the federal alternative minimum tax and will have at least 65% of its total assets invested in Michigan consisting of bonds, as contrasted with notes or bills. The remaining assets of this FMB Portfolio may be invested in bank obligations, commercial paper, corporate debt securities, mortgage-related securities and other asset-backed securities.

  The investment objective of the Monitor Michigan Tax-Free Fund is identical to that of this corresponding FMB Portfolio, with the exception that the "remaining assets" of the Monitor Portfolio (i.e., those up to 20% of net assets that do not have to be invested in Michigan Tax-Exempt Securities) may be invested in bank obligations, commercial paper, U.S. government securities and repurchase agreements fully collateralized by U.S. government securities. The Monitor Portfolio will not invest in corporate debt securities, mortgage-related securities or other asset-backed securities.

MONITOR MONEY MARKET FUND/FMB MONEY MARKET FUND

  Investment Objectives. The investment objective of both of these portfolios is the same: to provide a high level of current income while preserving capital and maintaining liquidity.

  Investment Policies. Both portfolios pursue this investment objective by investing in U.S. dollar-denominated "eligible securities", as defined in Rule 2a-7 under the 1940 Act, which the Adviser determines present minimal credit risk, which have remaining maturities not exceeding 13 months and which enable each portfolio to maintain a dollar-weighted maturity of 90 days or less. Both portfolios endeavor to maintain a net asset value of $1.00 per share; however, there is no assurance that this goal will be achieved. The Monitor Money Market Fund may invest in the following types of securities: (a) obligations, such as notes, bills or bonds, issued by or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities; (b) commercial paper, including U.S. dollar denominated eurodollar commercial paper, considered under Rule 2a-7 to be rated in the highest category by an NRSRO(s) or, if not rated, of comparable quality as determined by Huntington pursuant to guidelines established by the Trustees; (c) negotiable certificates of deposit and bankers' acceptances issued by domestic banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks and which, at the time of purchase, have capital, surplus, and undivided profits in excess of $100,000,000 (as of the bank's most recently published financial statements); (d) corporate debt obligations, including bonds, notes and debentures considered under Rule 2a-7 to be rated in the two highest categories by an NRSRO(s) or, if not rated, of comparable quality as determined by Huntington pursuant to guidelines established by the Trustees; and (e) repurchase agreements and master demand notes.

  The FMB Money Market Fund may invest in the following types of securities:
(a) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities; (b) commercial paper rated at the date of purchase P-2 or better by Moody's or A-2 or better by S&P, provided that investment in commercial paper in the lowest of the rating categories described above does not exceed five percent of total assets and that investment in any single issuer of commercial paper rated P-2 or A-2 does not exceed one million dollars or one percent of the total assets of the Money Market Fund at the time of such investment; (c) negotiable certificates of deposit, fixed time deposits, bankers' acceptances, interest bearing demand accounts or other short-term obligations of U.S. or foreign banks which have more than $500 million in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the FDIC; (d) negotiable certificates of deposit and time deposits of U.S. savings and loan associations that have more than $1 billion in total assets at the time of investment; and (e) repurchase agreements relating to any of the foregoing instruments which are fully collateralized by the instruments described in (a) above.

INVESTMENT RESTRICTIONS FOR ALL PORTFOLIOS

  None of the Monitor Portfolios or the FMB Portfolios may change their investment restrictions that have been designated as fundamental policies without the affirmative vote of the holders of a majority of the outstanding shares (as defined in the 1940 Act) of the portfolio that is affected by the restriction. The investment restrictions of the Monitor Portfolios and the corresponding FMB Portfolios are similar, but not identical, and are summarized below, and each restriction is a fundamental policy except as otherwise noted.

  Each Monitor Portfolio (other than the Monitor Michigan Tax-Free Fund) and each corresponding FMB Portfolio (other than the FMB Michigan Tax-Free Bond
Fund) is a "diversified" investment portfolio and, therefore, may not invest more than 5% of the portfolio's total assets in securities of any one issuer, other than securities issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements collateralized by such securities. For the Monitor Portfolios, this 5% limit applies as to 100% of a portfolio's total assets, whereas for the FMB Portfolios this 5% limit applies only as to 75% of the portfolio's total assets. The Monitor Michigan Tax-Free Fund and the FMB Michigan Tax-Free Bond Fund are each "non-diversified" funds, which allows them to invest in securities of any one issuer without regard to this 5% limit. The Monitor Money Market Fund and the FMB Money Market Fund are also subject to additional diversification requirements imposed by Rule 2a-7 under the 1940 Act. None of the Monitor Portfolios or the FMB Portfolios may acquire more than 10% of the outstanding voting securities of any one issuer, and in addition the FMB Portfolios may not invest in securities of an issuer for the purpose of exercising control or management over the issuer.

  None of the Monitor Portfolios (other than the Monitor Michigan Tax-Free
Fund) and none of the FMB Portfolios (other than the FMB Michigan Tax-Free Bond Fund and the FMB Money Market Fund) may invest more than 25% of its total assets in securities of companies primarily engaged in any one industry, other than securities of the U.S. Government, its agencies and instrumentalities. The Monitor Michigan Tax-Free Fund may not invest more than 25% of its total assets in Michigan Tax-Exempt Securities of any one issuer or of issuers which are related in such a way that, in the Adviser's opinion, an economic, business or political development (other than a state-wide, national or international development) affecting one such security would also affect the others in a similar manner. The FMB Michigan Tax-Free Bond Fund may invest in Michigan Tax-Exempt Securities without regard to this restriction, provided that if the securities are industrial development or private activity bonds or notes where payment of principal and interest is the ultimate responsibility of a non-governmental issuer, this restriction applies with respect to such securities. The FMB Money Market Fund may invest in domestic bank obligations (which do not include U.S. branches of foreign banks or obligations of foreign branches of U.S. banks) without regard to this restriction.

  Each Monitor Portfolio may loan up to 20% of the value of its total assets to brokers, dealers or other financial organizations, provided that such loans are collateralized by U.S. Government obligations having at all time a market value of at least 102% of the current value of the loaned securities. Each FMB Portfolio may loan up to 5% of its total assets to such types of borrowers, provided that the loans are secured by collateral having a market value at least equal to the market value of the loaned securities.

  Each Monitor Portfolio must limit its investments in illiquid securities, which include restricted securities, repurchase agreements of over seven days' duration and OTC options, to 10% of its net assets, except that the Monitor Money Market Fund may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities that meet the criteria for liquidity established by the Monitor Board of Trustees. Each FMB Portfolio is subject to the same 10% limit, but the applicable restriction includes fixed time deposits subject to withdrawal penalties and having maturities of more than seven days as "illiquid securities". With respect to both the Monitor Portfolios and the FMB Portfolios, Rule 144A Securities (which are restricted securities for which there may be a secondary market among qualified institutional buyers, as contemplated by Rule 144A under the Securities Act of 1933) may not be considered illiquid if the Adviser determines that an adequate trading market exists with respect to such securities.

  The Monitor Growth Fund and the Monitor Money Market Fund may not issue senior securities or borrow money directly, except that each portfolio may borrow money from banks for temporary purposes, but only on an unsecured basis and then only in amounts not in excess of 5% of the portfolio's total assets. The Monitor Michigan Tax-Free Fund, the Monitor Intermediate Government Income Fund and each of the FMB Portfolios may also not issue senior securities or borrow money directly, except that each such portfolio may borrow money from banks for temporary purposes in amounts up to 10% of a portfolio's net assets and may secure such borrowings by pledging up to 15% of its net assets (but new investments may not be purchased while any such borrowing exists). In addition, the FMB Portfolios may acquire when-issued securities, enter into forward commitments to acquire securities and enter into or acquire financial futures contracts and options thereon when the portfolio's obligation thereunder is "covered" (i.e., where the portfolio maintains liquid assets in a segregated account that are equal to its future obligations).

  None of the Monitor Portfolios or the FMB Portfolios may purchase or sell
(a) real estate or real estate mortgage loans, except that a portfolio may purchase securities that are secured by real estate and securities of companies that invest in real estate or interests therein may purchase securities which are secured by interests in real estate, (b) commodities or commodities contracts, except that each Monitor Portfolio and the FMB Diversified Equity Fund and the FMB Intermediate Government Income Fund may invest up to 5% of net assets in certain futures contracts for bona fide hedging transactions, or (c) securities on margin. In addition, none of the Monitor Portfolios or the FMB Portfolios may make short sales of securities, except that each portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

  None of the Monitor Portfolios or the FMB Portfolios may underwrite securities or engage in the business of underwriting securities, except to the extent that the purchase of securities directly from an issuer and the subsequent disposition thereof in accordance with the portfolio's investment program may be deemed to be an underwriting.

  None of the Monitor Portfolios or the FMB Portfolios may make loans, except that any portfolio may purchase or hold bonds, debentures, notes or other evidence of indebtedness or any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors and any portfolio may enter into repurchase agreements.

  None of the FMB Portfolios or the Monitor Portfolios may act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with a Fund's investment objective, policies and limitations may be deemed to be underwriting. None of the FMB Portfolios nor the Monitor Portfolios may purchase securities of companies for the purpose of exercising control.

  The following fundamental investment limitations of the Monitor Portfolios have no counterpart in the FMB Portfolios:

    The Monitor Portfolios may not invest in interests in oil, gas or mineral exploration or development programs (this restriction is applicable to the FMB Portfolios, but in a "non-fundamental" restriction and may be changed or eliminated by vote of the FMB Board of Directors without shareholder approval).

    The Monitor Portfolios may not invest more than 5% of their total assets in securities of any issuer that has been in operation for less than three years.

    The Monitor Portfolios may not invest in securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted by the 1940 Act.

    The Monitor Portfolios may not purchase from or sell portfolio securities to officers, trustees or other "interested persons" except as permitted by the 1940 Act and exemptive rules or orders thereunder.

    The Monitor Portfolios may not purchase or retain the securities of any issuer if, to the knowledge of the Adviser, one or more of the officers, directors or Trustees of Monitor Funds, of the Adviser or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

  The FMB Portfolios have the following non-fundamental investment restrictions, which may be changed or eliminated by vote of the FMB Funds' Board of Directors without approval by the shareholders of any FMB Portfolio affected by such action:

    None of the FMB Portfolios may purchase or hold securities of any issuer if the officers or directors of FMB Funds or the Adviser owning beneficially more than one-half of one percent of the securities of such issuer together own beneficially more than 5% of such securities.

    None of the FMB Portfolios may, with respect to more than 5% of its net assets, invest in securities of issuers who, together with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the contract obligation of any of the foregoing.

    Each FMB Portfolio may invest in securities of other mutual funds, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the FMB Portfolio making the investment, and also provided that any such purchases will be limited to short-term investments in unaffiliated mutual funds and the Adviser will waive its advisory fees for that portion of the portfolio's assets so invested (except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition).

  See "Investment Restrictions" in the Monitor Funds' Combined Statement of Additional Information, which is incorporated by reference herein, for additional information about the investment restrictions applicable to the Monitor Portfolios.

RISK FACTORS AFFECTING THE MONITOR PORTFOLIOS

  General. The market value of fixed-income securities, which constitute a major part of the investments of the Monitor Intermediate Government Income Fund and the Monitor Michigan Tax-Free Fund, may vary inversely in response to changes in prevailing interest rates. These funds may make certain investments and employ certain investment techniques that involve special risks, including the use of repurchase agreements, lending portfolio securities, entering into futures contracts and related options as hedges and purchasing securities on a when-issued or delayed delivery basis. These investments and investment techniques may increase the volatility of a fund's net asset value. The following information summarizes these and other principal risk factors of investing in the Monitor Portfolios, and compares those risks with the risks associated with an investment in the FMB Portfolios. For more detailed information concerning these risk factors, see the Monitor Funds' Combined Statement of Additional Information, which is incorporated by reference herein.

  Foreign Securities. Except as otherwise limited by a Monitor Portfolio's investment objective and policies, the Monitor Growth Fund may invest in securities principally traded in foreign markets. Since foreign securities are normally denominated and traded in foreign currencies, the value of such assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a fund's ability to invest in securities of certain issuers in those countries. Special tax considerations apply to foreign securities. The Monitor Growth Fund may buy or sell foreign currencies and forward foreign currency exchange contracts for hedging purposes in connection with foreign investments.

  Shares of Other Mutual Funds. The Monitor Growth Fund may invest up to 5% of its total assets in the shares of money market mutual funds (other than any of the Monitor Money Market Funds) for liquidity purposes. The Monitor Michigan Tax-Free Fund may also invest up to 5% of its total assets in the shares of one or more tax-exempt money market mutual funds for liquidity purposes. When a fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly. Under the 1940 Act, a fund may not invest more than 5% of its total assets in the shares of any one mutual fund, nor may a fund own more than 3% of the shares of any one fund; in addition, although each fund intends to limit its investments in mutual funds to no more than 5% of total assets, under the 1940 Act, no more than 10% of a fund's total assets may be invested at any one time in the shares of other funds.

  Securities Lending. In order to generate additional income, the Monitor Portfolios may lend its portfolio securities on a short-term basis to brokers, dealers or other financial institutions. A fund will only enter into loan arrangements with brokers, dealers or other financial institutions that the Adviser has determined are creditworthy under guidelines established by the Trustees of Monitor Funds, and must receive collateral equal to at least 102% of the current market value of the securities loaned. The collateral received when a fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending fund. As a matter of fundamental policy, the aggregate value of all securities loaned by a fund may not exceed 20% of the fund's total assets. There is a risk that when lending portfolio securities they may not be available to a fund on a timely basis and a fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a lending fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a fund to exercise voting rights on any matters materially affecting the investment. A fund may also call such loans in order to sell the securities.

  When-Issued and Delayed Delivery Transactions. The Monitor Portfolios may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a fund may pay more or less than the market value of the securities on the settlement date. A fund may dispose of a commitment prior to settlement date if the Adviser deems it appropriate to do so. No fees or other expenses, other than normal transaction costs, are incurred in these transactions. However, liquid assets of a fund sufficient to make payment for the securities to be purchased are segregated on the fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.

  Michigan Tax-Exempt Securities. The performance of the Monitor Michigan Tax-Free Fund is closely tied to conditions within the State of Michigan. The economy of Michigan is principally dependent on three sectors--manufacturing (particularly durable goods, automotive products and office), tourism and agriculture. Michigan encountered financial difficulties during the late 1980's, largely as a result of poor conditions in the automotive industry, but recovered from the prolonged downturn in production levels in this sector by the early 1990's. Structural changes in the automotive industry have given the Michigan economy greater financial stability. The state's finances continue to be in excellent condition, and a Budget Stabilization Fund that exceeds $1 billion should help the state weather any potential economic recessions. At the end of 1996, after several years of rapid growth, the Michigan economy was evidencing continued growth and unemployment levels were lower than they had been for the past several years. The market value and the marketability of bonds issued by local units of government in the state may be affected adversely by the same factors that affect Michigan's economy generally. The ability of Michigan and its local units of government to pay the principal of and interest on their bonds may also be affected by such factors and by certain constitutional, statutory and charter limitations. For additional information on the risks associated with these investments, see "Investment Objectives and Policies of the Trust--Michigan Tax-Exempt Securities" in the Monitor Funds' Combined Statement of Information.

  Repurchase Agreements. Certain securities in which a Monitor Portfolio invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker-dealers and other recognized financial institutions sell U.S. Government securities or other securities to a fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. A fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a fund, a fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities might be delayed pending court action. The Trustees of the Monitor Funds believe that under the regular procedures normally in effect for custody of a fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a fund and allow retention or disposition of such securities. A fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, that are found by the Adviser to be creditworthy pursuant to guidelines established by the Monitor Funds' Board of Trustees.

  Mortgage-Related Securities. The Monitor Intermediate Government Income Fund may invest in mortgage-related securities issued by agencies of the U.S. Government such as the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, or those issued by nongovernmental entities, and in collateralized mortgage obligations. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by such governmental agencies or by nongovernment entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a fund will receive when these amounts are reinvested.

  Options and Futures Contracts. Each Monitor Portfolio other than the Monitor Money Market Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities. A fund receives a premium from writing such options, which increases the fund's return if the option expires without being exercised, or is closed out at a net profit. A fund may also buy or sell put and call options for hedging purposes. When a fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increases in the price of that security above the option exercise price. Conversely, when a fund writes a put option, the fund takes the risk that it will be required to purchase the security from the option holder at a price above the then current market price of the security. A fund may terminate an option that it has written prior to expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

  A fund may purchase and sell futures contracts and related options to hedge against changes in the value of securities it owns or expects to purchase. Futures contracts on a variety of stock and bond indices are currently available. An index is intended to represent a numerical measure of market performance by the securities making up the index. A fund may purchase and sell futures contracts on any index approved for trading by the Commodity Futures Trading Commission to hedge against general changes in market values of securities that a fund owns or expects to purchase. A fund may also purchase and sell options on index futures or directly on the underlying indices for hedging purposes. In addition, a fund may purchase and sell futures contracts and related options on individual debt securities that a fund owns or expects to purchase, if and when such futures contracts and options become available.

  Options and futures involve various risks, including the risk that a fund may be unable at times to close out its positions, that such transactions may not accomplish their purposes because of imperfect market correlations, or that the Adviser may not forecast market movements correctly. Options and futures transactions involves costs and may result in losses. The effective use of options and futures strategies by a fund is dependent upon, among other things, a fund's ability to terminate options and futures positions at times when the Adviser deems it desirable to do so. Although a Monitor Portfolio will enter into an options or futures contract position only if the Adviser believes that a liquid secondary market exists for such options or futures contract, there is no assurance that a fund will be able to effect closing transactions at a particular time or at an acceptable price.

  The Monitor Portfolios generally expect that their options and futures transactions will be conducted on recognized exchanges, in certain instances a fund may purchase and sell options in the over-the-counter ("OTC") markets. A fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a fund. A Monitor Portfolio will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Adviser, the pricing mechanism and liquidity of the OTS market is satisfactory and the participants are responsible parties likely to meet their contractual obligations. The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast market movements correctly.

              COMPARISON OF SHAREHOLDER TRANSACTIONS AND SERVICES

  Set forth below is a comparison of the shareholder transactions and services that are available in connection with Investment Shares and Trust Shares of the Monitor Portfolios, as compared to the Consumer Service Shares and Institutional Shares of the FMB Portfolios.

SALES CHARGES AND EXEMPTIONS

 Monitor Portfolios--

  (a) Trust Shares of each Monitor Portfolio are sold without a sales charge.

  (b) Investment Shares of the Monitor Growth Fund are sold with a 4.00% maximum front-end sales charge. Investment Shares of the Monitor Intermediate Government Income Fund and the Monitor Michigan Tax-Free Fund are sold with a 2.00% maximum front-end sales charge. Investment Shares of the Monitor Money Market Fund are sold without any sales charge.

  (c) The Monitor Portfolios which have a front-end sales charge offer sales charge exemptions to the following classes of shareholders: (i) current officers, directors, employees (and their spouses and immediate family members) and retired officers and employees (including their spouses) of Huntington Bancshares Incorporated and its subsidiaries, (ii) persons who participate in certain financial services programs offered by the banking subsidiaries of Huntington Bancshares Incorporated and (iii) persons who are current members of certain affinity groups (such as trade associations or membership associations) that have entered into written agreements with Huntington Bank and the Distributor or Monitor Portfolios providing for such a load waiver.

  (d) The Monitor Portfolios also reduce these front-end sales charges through quantity discounts, accumulated purchases, use of a 13-month letter of intent, use of the reinstatement privilege and concurrent purchases of two or more Monitor Portfolios that each have a front-end sales charge.

 FMB Portfolios--

  (a) Institutional Shares of the FMB Portfolios are sold without a sales charge.

  (b) Consumer Service Shares of the FMB Diversified Equity Fund are sold with a 5.75% maximum front-end sales charge. Consumer Service Shares of the FMB Intermediate Government Income Fund and the FMB Michigan Tax-Free Bond Fund are sold with a 4.75% maximum front-end sales charge. Consumer Service Shares of the FMB Money Market Fund are sold without a sales charge.

  (c) The FMB Portfolios which have a front-end sales charge offer sales charge exemptions to the following classes of shareholders: (i) trust, investment management and other accounts managed or administered by the Adviser pursuant to a written management or administration agreement, (ii) any person purchasing shares with the proceeds of a redemption from any mutual fund other than an FMB Fund that has assessed a front-end sales charge, (iii) the Distributor or any of its affiliates, (iv) Directors and officers of FMB Funds, (v) directors of officers of the Distributor, the Adviser or their affiliates or full-time employees of any of them who have been so employed for at least 90 days (including members of their immediate families and their retirement plans or accounts), provided that the Distributor, the Adviser or the affiliate, as the case may be, agrees to permit such purchases at net asset value and (vi) representatives of selling brokers purchasing shares for themselves or member of their immediate families.

  (d) The FMB Portfolios also reduce these front-end sales charges through quantity discounts, accumulated purchases and use of a 13-month letter of intent.

PURCHASE POLICIES

                       MONITOR PORTFOLIOS--                     FMB PORTFOLIOS--
                          INVESTMENT AND                      CONSUMER SERVICE AND
                           TRUST SHARES                       INSTITUTIONAL SHARES
                       --------------------                   --------------------
Minimum Initial
 Investment:     Investment and Trust--$1,000,     Consumer Service--$500, except that
                 except that minimum is waived for minimum is $250 for IRA accounts shareholders using the automatic  and minimum is waived for shareholders
                 investment plan.                  using the automatic investment plan.
                                                   Institutional--No minimum, except $50 for
                                                   automatic investment plan and $25 for
                                                   shareholders using the direct deposit plan.

                             MONITOR PORTFOLIOS--                   FMB PORTFOLIOS--
                                INVESTMENT AND                    CONSUMER SERVICE AND
                                 TRUST SHARES                     INSTITUTIONAL SHARES
                             --------------------                 --------------------
Minimum Subsequent
 Investment:          Investment--$50                    Consumer Service--$25. Institutional--
                      Trust--$500                        None, except for automatic investment
                                                         plan and direct deposit plan.
Automatic Investment  Investment and Trust--Yes.         Consumer Service--Yes. Minimum
 Plan:                Minimum purchase is $50            purchase is $25. Institutional--Yes.
                                                         Minimum purchase is $50, but
                                                         payroll direct deposit minimum is $25.
Purchase Methods:     Investment and Trust--By telephone Consumer Service and Institutional--
                                                         By mail, through authorized brokers
                                                         or financial institutions.
Payment Methods:      Investment and Trust--By check     Consumer Service and Institutional.--
                      or wire transfer                   By check or wire transfer; in-kind
                                                         purchases allowed under certain
                                                         conditions; payroll direct deposit
                                                         plan available.

  The Monitor Portfolios and FMB Portfolios each reserve the right to reject any purchase order.

REDEMPTION POLICIES

                           MONITOR PORTFOLIOS--                    FMB PORTFOLIOS--
                              INVESTMENT AND                     CONSUMER SERVICE AND
                               TRUST SHARES                      INSTITUTIONAL SHARES
                           --------------------                  --------------------
Redemption Methods:  Investment and Trust--By mail    Consumer Service and Institutional--
                     or telephone.                    By mail or telephone.
Payment Methods:     Investment and Trust--By check   Consumer Service and Institutional--
                     or wire transfer (wire transfers By check or wire transfer. Redemption require fee payment for amounts  in kind is optional for redemption requests
                     under $100,000)                  in excess of $250,000 or 1% of net assets
                                                      within any 90-day period.
Check Writing
 Privilege:          Investment--Money Market Fund    Consumer Service--Money Market Fund
                     only                             only
                     Trust--None                      Institutional--None.
Automatic Cash       Investment--Yes                  Consumer Service--Yes
 Withdrawal Plan:
                     Trust--No                        Institutional--No

  A shareholder may be required to redeem Investment Shares in any Monitor Portfolio if the balance in the shareholder's account drops below $1,000 as the result of a redemption request and the shareholder does not increase the balance to at least $1,000 upon 30 days' notice. The FMB Portfolios may redeem involuntarily, upon 30 days' notice, Consumer Service shares of a shareholder whose account decreases to a value of less than $500 because of redemptions unless the shareholder makes an additional investment during that period in an amount that will increase the value of the account to at least $500 upon 30 days' notice. Monitor Portfolios and the FMB Portfolios may also redeem shares involuntarily when appropriate in light of their responsibilities under the 1940 Act, and may make payment for redemptions in securities in lieu of cash.

SHARE EXCHANGES

                                                                       FMB
                                                       MONITOR     PORTFOLIOS--
                                                     PORTFOLIOS--    CONSUMER
                                                      INVESTMENT   SERVICE AND
                                                         AND      INSTITUTIONAL
                                                     TRUST SHARES     SHARES
                                                     ------------ -------------
By Mail............................................. Yes          Yes
By Telephone........................................ Yes          Yes
Minimum............................................. Inapplicable $1,000 minimum

  Shareholders of the Monitor Portfolios may exchange Investment Shares or Trust Shares of any Monitor Portfolio for shares of the same class of any of the ten other series of Monitor Funds at the respective net asset values per share next determined after receipt of a request to exchange shares. For Investment Shares of the Monitor Portfolios, no sales charge applies when shares are exchanged from a Monitor Portfolio that imposes a sales charge to a Monitor Portfolio with no sales charge. However, if a shareholder desires to exchange Investment Shares of a Monitor Portfolio that does not impose a sales charge to one which does, the shareholder will be required to pay the applicable sales charge. In order to make an exchange, shareholders must continue to satisfy the minimum initial and subsequent purchase amounts and the applicable minimum account balance.

RESPONSIBILITY FOR TELEPHONE INSTRUCTIONS

  Monitor Funds and FMB Funds, their administrators and their distributors are not liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, procedures are used that are considered reasonable, which may include recording telephone instructions and requesting information as to account registration such as the shareholder account number and/or tax identification number or sending confirmations within 72 hours of the exchange, verifying the name in which an account is registered, the account number, and the account holder's Social Security number, and sending proceeds only to the address of record or to a previously authorized bank account.

DIVIDENDS AND DISTRIBUTIONS

  All Monitor Portfolios and FMB Portfolios distribute their net capital gains to shareholders at least annually. The following table summarizes the policies concerning the declaration and payment of dividends from net investment income.

 Dividends declared daily, paid monthly

      MONITOR PORTFOLIOS                               FMB PORTFOLIOS
      ------------------                               --------------
      Money Market Fund                                Money Market Fund
                                                       Intermediate Government Income Fund
                                                       Michigan Tax-Free Bond Fund

 Dividends declared monthly, paid monthly

      MONITOR PORTFOLIOS                               FMB PORTFOLIOS
      ------------------                               --------------
      Growth Fund
      Intermediate Government Income Fund              None
      Michigan Tax-Free Fund

 Dividends declared quarterly, paid quarterly

      MONITOR PORTFOLIOS                               FMB PORTFOLIOS
      ------------------                               --------------
      None                                             Diversified Equity Fund

  The Monitor Portfolios and FMB Portfolios all offer dividend reinvestment programs.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

  FMB Funds has entered into an agreement whereby its investment portfolios are to be acquired by certain portfolios of Monitor Funds. Significant provisions of this Reorganization Agreement are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix I to this Combined Proxy
Statement/Prospectus.

DESCRIPTION OF THE REORGANIZATION AGREEMENT

  There are four separate FMB Funds investment portfolios. The assets of the FMB Diversified Equity Fund and the FMB Money Market Fund (the "Reorganizing FMB Portfolios") will be acquired by two similar investment portfolios currently offered by Monitor Funds. The FMB Intermediate Government Income Fund and the FMB Michigan Tax-Free Bond Fund will be acquired by two new Monitor portfolios (the "New Monitor Portfolios") that have been organized to continue the operations of these FMB portfolios. The Reorganization Agreement provides that substantially all of the assets and liabilities of each FMB Portfolio will be transferred to the corresponding Monitor Portfolio identified in the table below. The holders of each class of shares of an FMB Portfolio will receive the class of shares of the corresponding Monitor Portfolio identified in the table. In the tables, (a) opposite the name of each FMB Portfolio is the name of the Monitor Portfolio which will issue shares to such FMB Portfolio, and (b) opposite the name of each class of shares of the FMB Portfolio is the name of the class of shares of the Monitor Portfolio to be distributed to the holders of such FMB Portfolio's class. The number of each class of shares to be issued by the Monitor Portfolios will have an aggregate net asset value equal to the aggregate net asset value of the corresponding class or classes of shares of the particular FMB Portfolio as of the regular close of the New York Stock Exchange, currently 4:00 p.m. Eastern time, on the business day specified in the Reorganization Agreement. The FMB Money Market Fund may have an insubstantial difference in market-based net asset value per share from its counterpart, the Monitor Money Market Fund; however, it is a condition of the Reorganization that the per-share amortized cost value of the Monitor Money Market Fund be identical with that of the FMB Money Market Fund and that both money market funds be in compliance with Rule 2a-7 under the 1940 Act.

      FMB PORTFOLIOS AND CLASSES              MONITOR PORTFOLIOS AND CLASSES
      --------------------------              ------------------------------
      Diversified Equity Fund                 Growth Fund
        Institutional Shares................. Trust Shares
        Consumer Service Shares.............. Investment Shares
      Intermediate Government Income Fund     Intermediate Government Income Fund
        Institutional Shares................. Trust Shares
        Consumer Service Shares.............. Investment Shares
      Michigan Tax-Free Bond Fund             Michigan Tax-Free Fund
        Institutional Shares................. Trust Shares
        Consumer Service Shares.............. Investment Shares
      Money Market Fund                       Money Market Fund
        Institutional Shares................. Trust Shares
        Consumer Service Shares.............. Investment Shares

  The Reorganization Agreement provides that FMB Funds will declare a dividend or dividends prior to the Reorganization which, together with all previous dividends, will have the effect of distributing to the shareholders of each FMB Portfolios all undistributed ordinary income earned and net capital gains realized up to and including the effective time of the Reorganization.

  Following the transfers of assets and liabilities from the FMB Portfolios to the Monitor Portfolios, and the issuances of shares by the Monitor Portfolios to the FMB Portfolios, each of the FMB Portfolios will distribute the class of shares of the Monitor Portfolios pro rata to the holders of classes of shares of the FMB Portfolios as described above in liquidation of the FMB Portfolios. Each holder of a class of shares of an FMB Portfolio will receive an amount of the corresponding class of shares of the corresponding Monitor Portfolio of equal value, plus the right to receive any declared and unpaid dividends or distributions. Following the Reorganization, the registration of FMB Funds as an investment company under the 1940 Act will be terminated, and FMB Funds will be dissolved under Maryland law. The stock transfer books of FMB Funds will be permanently closed after the Reorganization.

  The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the transactions contemplated thereby described in this Combined Proxy Statement/Prospectus by the Shareholders of FMB Funds; the receipt of certain legal opinions described in the Reorganization Agreement; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and the parties' performance in all material respects of their agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganization is expected to occur on or about March 31, 1998 for the Reorganizing FMB Portfolios and on or about April 2, 1998, for the New Monitor Portfolios.

  The expenses of FMB Funds and of Monitor Funds incurred in connection with the Reorganization will be borne by Huntington and/or Huntington Bank, except that Monitor Funds will bear any registration fees payable under the Securities Act of 1933 and state "blue sky" laws.

  The Reorganization may be abandoned prior to its consummation by the mutual consent of the parties to the Reorganization Agreement. The Reorganization Agreement provides further that at any time prior to or (to the fullest extent permitted by law) after approval of the Reorganization Agreement by the Shareholders of FMB Funds (a) the parties thereto may, by written agreement approved by their respective Boards of Trustees or Directors, or authorized officers and with or without the approval of their Shareholders, amend any of the provisions of the Reorganization Agreement; and (b) either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations with or without the approval of such party's shareholders.

  In its consideration and approval of the Reorganization at a meeting on December 9, 1997, the Board of Directors of FMB Funds considered (i) the investment advisory and other fees paid by the Monitor Funds (which are lower than those paid by the FMB Funds), and the lower historical and projected expense ratios of the Monitor Funds as compared to the historical expense ratios of the FMB Funds, (ii) the potential economies of scale that may result from the Reorganization and the potential related cost-savings, (iii) the historical investment performance records of the Monitor Funds and the FMB Funds, (iv) the sales load structure applicable to the Investment Shares of the Monitor Funds as compared to the higher sales load structure of the Consumer Service Shares of FMB Funds, and (v) the greater number of investment portfolio options that would be available to shareholders of FMB Funds after the Reorganization due to the exchange privileges available within the family of Monitor Funds. In addition, the Board of Directors of FMB Funds considered the fact that the Reorganization would constitute a tax-free reorganization and that the interests of Shareholders would not be diluted as a result of the Reorganization. The FMB's Board of Directors also took into account Huntington Bank's offer to pay all expenses in connection with the Reorganization and its commitment that it would waive fees and expense reimbursements to the extent necessary so that after the Reorganization and until December 31, 1998, the total operating expense ratios of the Monitor Portfolios (excluding interest, taxes, brokerage commissions, litigation expenses and extraordinary expenses) will not exceed the pro forma total operating expense ratios set forth in this Combined Proxy Statement/Prospectus. These total operating expense ratios of the Monitor Portfolios are lower than those currently applicable to the corresponding FMB Portfolios. At the meeting, in light of their fiduciary duties under federal and state law, the Board of Directors of FMB Funds unanimously determined that the proposed Reorganization was in the best interests of FMB Funds and the Shareholders of each FMB Portfolio and that the interests of existing Shareholders would not be diluted as a result of effecting the transaction. FMB FUND'S BOARD OF DIRECTORS RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT.

  The Board of Directors of FMB Funds has not determined what action it will take in the event that the Shareholders of any one or more FMB Portfolio fail to approve the Reorganization Agreement or for any reason the Reorganization is not consummated with respect to one or more FMB Portfolios. In either such event, the Directors may choose to continue the investment advisory contracts with the Adviser, consider alternative dispositions of the FMB Portfolios' assets, including the sales of such assets to, or merger with, another investment company, or the possible liquidation of its Portfolios.

CAPITALIZATION

  Because the FMB Portfolios will be combined in the Reorganization with the Monitor Portfolios, the total capitalization of two FMB Portfolios (Monitor Growth Fund and Monitor Money Market Fund) after the

Reorganization will be greater than the current capitalization of the corresponding FMB Portfolios. The following table sets forth as of November 30, 1997, (i) the capitalization of the Reorganizing FMB Portfolios and (ii) the pro forma capitalization of each of the corresponding Monitor Portfolios, as adjusted to give effect to the Reorganization. The capitalization of each Reorganizing FMB Portfolio will be different at the time of the Reorganization as a result of daily share purchase and redemption activity in the Reorganizing FMB Portfolios. The Monitor Michigan Tax-Free Fund and The Monitor Intermediate Government Income Fund will each have only a nominal amount of shares outstanding prior to the Reorganization, all of which will be held by Huntington Bank and therefore there will be no change in the capitalization of the FMB Michigan Tax-Free Bond Fund or the FMB Intermediate Government Income Fund as a result of the Reorganization.

                                              FMB
                                          DIVERSIFIED    MONITOR     PRO FORMA
                                          EQUITY FUND  GROWTH FUND    COMBINED
                                          ------------ ------------ ------------
      Total Net Assets................... $ 81,850,481 $230,377,925 $312,228,406
        Consumer/Investment Shares....... $  8,755,965 $  5,241,737 $ 13,997,702
        Institutional/Trust Shares....... $ 73,094,516 $225,136,188 $298,230,704
      Shares Outstanding.................
        Consumer/Investment Shares.......      425,480      119,239      318,419
        Institutional/Trust Shares.......    3,550,032    5,118,866    6,780,860
      Net Asset Value Per Share..........
        Consumer/Investment Shares....... $      20.58 $      43.96 $      43.96
        Institutional/Trust Shares....... $      20.59 $      43.98 $      43.98
                                                         MONITOR
                                           FMB MONEY   MONEY MARKET  PRO FORMA
                                          MARKET FUND      FUND       COMBINED
                                          ------------ ------------ ------------
      Total Net Assets................... $157,196,797 $521,276,447 $678,473,244
        Consumer/Investment Shares....... $ 13,721,260 $133,493,818 $147,215,078
        Institutional/Trust Shares....... $143,475,537 $387,782,629 $531,258,166
      Shares Outstanding.................
        Consumer/Investment Shares.......   13,757,492  133,493,994  147,215,486
        Institutional/Trust Shares.......  143,435,837  387,783,210  531,219,047
      Net Asset Value Per Share..........
        Consumer/Investment Shares....... $       1.00 $       1.00 $       1.00
        Institutional/Trust Shares....... $       1.00 $       1.00 $       1.00

FEDERAL INCOME TAX CONSEQUENCES

  Consummation of the Reorganization is subject to the condition that FMB Funds and Monitor Funds receive an opinion from Ropes & Gray, counsel to Monitor Funds, to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of each of the FMB Portfolios (except in each case for a cash reserve in an amount necessary for the discharge of all known and reasonably anticipated liabilities of each of the FMB Portfolios) and to the corresponding Monitor Portfolio in exchange for shares of the corresponding Monitor Portfolio and the liquidating distributions to Shareholders of the FMB Portfolios of the shares of the Monitor Portfolio so received, as described in the Reorganization Agreement, will constitute reorganizations within the meaning of Section 368(a)(1)(C),
Section 368(a)(1)(D) or Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended, and with respect to the Reorganization, each FMB Portfolio and Monitor Portfolio will be considered "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the FMB Portfolios as a result of such transactions; (iii) no gain or loss will be recognized by the Monitor Portfolios as a result of such transactions; (iv) no gain or loss will be recognized by the Shareholders of any FMB Portfolio on the distribution to them by FMB Funds of shares of any class of the corresponding Monitor Portfolio in exchange for their shares of any class of the FMB Portfolio; (v) the aggregate basis of the Monitor Portfolio shares received by a shareholder of an FMB Portfolio will be the same as the aggregate basis of the Shareholder's FMB Portfolio shares immediately prior to the Reorganization; (vi) the basis of each Monitor Portfolio in the assets of the corresponding FMB Portfolio received pursuant to the

Reorganization will be the same as the basis of the assets in the hands of the FMB Portfolio immediately before the Reorganization; (vii) a shareholder's holding period for Monitor Portfolio shares will be determined by including the period for which the shareholder held the FMB Portfolio shares exchanged therefor, provided that the shareholder held such FMB Portfolio shares as a capital asset; and (viii) each Monitor Portfolio's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the corresponding FMB Portfolio.

  Monitor Funds and FMB Funds have not sought a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and Federal income taxes.

COMPARISON OF SHAREHOLDER RIGHTS

  General. As a Massachusetts business trust, the operations of Monitor Funds are governed by its Declaration of Trust (the "Declaration of Trust") and Bylaws and applicable Massachusetts law rather than by the Articles of Incorporation (the "Articles") and Bylaws of FMB Funds and applicable Maryland law. Certain differences between the two forms of organization are summarized below.

  Shares of Portfolios. Monitor Funds has an unlimited number of authorized shares of beneficial interest, par value $0.01 each, which may be divided into series and classes thereof. Currently, all the authorized stock of Monitor Funds is divided into eleven separate series (four of which are the four Monitor Portfolios). The Monitor Funds Board of Trustees has authorized each Monitor Portfolio to issue two classes of shares. Each share of a portfolio or class of Monitor Funds represents an equal proportionate interest in that portfolio or class with each other share of that portfolio or class. The shares of each portfolio or class of Monitor Funds participate equally in the earnings, dividends and assets of the particular portfolio or class. Fractional shares have proportionate rights to full shares. Expenses of Monitor Funds which are not attributable to a specific portfolio or class are allocated to all the portfolios of Monitor Funds in a manner believed by management of Monitor Funds to be fair and equitable. Generally, shares of each portfolio or class will be voted separately, for example to approve an investment advisory agreement or distribution plan, but shares of all series and classes vote together to the extent required by the 1940 Act, including the election or selection of trustees and independent accountants. Monitor Funds is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of Monitor Funds.

  Interests in FMB Funds are represented by transferable shares of stock, par
value $0.   per share. The Articles authorize FMB Funds to issue     million
shares of stock. The FMB Funds Board of Directors may, without shareholder approval, increase the number of authorized shares and divide authorized but unissued stock into an unlimited number of separate portfolios or series, and classes thereof. Currently, all the authorized stock of FMB Funds is divided into four separate series (being the four FMB Portfolios). The FMB Funds Board of Directors has authorized each FMB Portfolio to issue two classes of shares. Shares of each class of a FMB Portfolio represent interests in such portfolio in proportion to each share's net asset value. All shares of FMB Portfolios have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class. Each share of an FMB Portfolio is entitled to dividends and distributions out of the assets of that FMB Portfolio, as declared by the FMB Funds Board of Directors in its discretion. Maryland law does not require a registered investment company to hold annual meetings of shareholders in any year in which the election of directors is not required under the 1940 Act. There are no conversion or preemptive rights in connection with shares of FMB Funds.

  Shareholder Voting Rights. Monitor Funds is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a portfolio or class when the Trustees deem such a meeting to be necessary or desirable. A vacancy in the Monitor Funds Board resulting from the resignation of a Trustee or otherwise may be filled by a vote of a majority of the remaining Trustees then in office. However, under the

1940 Act, no vacancy may be filled by Trustees unless immediately thereafter at least two-thirds of the Trustees holding office shall have been elected to such office by the shareholders. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of Monitor Funds at a meeting duly called for the purpose. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Upon written request by the holders of shares representing at least $25,000 or 10% of the outstanding shares of Monitor Funds stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trustees will within five business days after receipt of such request either provide a list of shareholders or inform such applicants as to the approximate number of shareholders and the approximate costs of mailing the request to them. If the second option is chosen by the Trustees, then the Trustees are generally obligated, upon written request of the applicants, to mail the requested materials to all shareholders of record (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

  Each director of FMB Funds holds office, unless sooner removed, until his successor is elected and qualified. Any director may be removed, with or without cause, by the affirmative vote of a majority of the shares entitled to vote, at any meeting of the shareholders, and the vacancy caused by such removal may be filled by the shareholders at any meeting called for that purpose. A vacancy in the FMB Funds Board of Directors resulting from the resignation of a director or otherwise may be filled by a vote of a majority of the remaining directors then in office. However, under the 1940 Act, no vacancy may be filled by directors unless immediately thereafter at least two-thirds of the directors holding office shall have been elected to such office by the shareholders. Special meetings of shareholders for any purpose or purposes may be called by FMB Funds' Chairman, President or a majority of the FMB Funds Board, and upon the written requiries of the shareholders holding at least 10% of the shares of FMB Funds outstanding and entitled to vote at such meeting. Business transacted at any special meeting of shareholders shall be limited to the purposes stated in the notice of such meeting sent to shareholders.

  Shareholder Liability. Under Massachusetts law, shareholders of Monitor Funds could, under certain circumstances, be held personally liable as partners for the obligations of Monitor Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Monitor Funds and provides for indemnification and reimbursement of expenses out of Monitor Funds property for any shareholder held personally liable for the obligations of Monitor Funds. The Declaration of Trust also provides that Monitor Funds shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of Monitor Funds, its shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and Monitor Funds itself was unable to meet its obligations.

  Under Maryland law, FMB Funds shareholders have no personal liability for FMB Funds's acts or obligations.

  Liability of Directors and Trustees. Under the Declaration of Trust, the Trustees of Monitor Funds are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust, a Trustee or officer of Monitor Funds will generally be indemnified against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof.

  Under Maryland law and the Articles, directors and officers of FMB Funds are not liable to the corporation or its stockholders for money damages, except to the extent that (1) it is proved that such person actually received an improper benefit or profit in money, property, or services for the amount of the benefit or profit in money, property or services actually received, or (2) a judgment or other final adjudication adverse to such person is entered in a proceeding based on a finding that the person's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. However, a director of officer of FMB Funds is liable to the extent his actions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct"). In the event of any litigation against the directors of officers of FMB Funds, FMB Funds's Bylaws require that FMB Funds indemnify a director or officer for certain expenses and to advance money for such expenses provided that (a) the court or other body before whom the proceeding to which the director or officer is a party was brought (i) dismisses the proceeding for insufficiency of evidence of any Disabling Conduct or (ii) reaches a final decision on the merits that the director or officer was not liable by reason of Disabling Conduct; or (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer was not liable by reason of Disabling Conduct, which determination shall be made by (i) the vote of a majority of a quorum of the directors who are neither "interested persons" of FMB Funds as defined in the 1940 Act nor parties to the proceedings, or (ii) an independent legal counsel in a written opinion.

  The foregoing is only a summary of certain of the major differences between Monitor Funds, its Declaration of Trust and Bylaws and Massachusetts law, and FMB Funds, its Articles and Bylaws and Maryland law. Shareholders may wish to refer directly to the provisions of Monitor Funds' Declaration of Trust, Bylaws and Massachusetts law, and FMB Funds' Articles, Bylaws and Maryland law for a more thorough comparison.

                    INFORMATION RELATING TO VOTING MATTERS

GENERAL

  This Combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of FMB Funds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of FMB Funds may also solicit proxies by telephone, telegraph, facsimile or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to FMB Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

  Only shareholders of record at the close of business on January 23, 1998, will be entitled to vote at the Meeting. On that date there were outstanding
and entitled to be voted            shares of the FMB Money Market Fund,
           shares of the FMB Michigan Tax-Free Bond Fund,               shares
of the FMB Diversified Equity Fund, and             shares of the FMB
Intermediate Government Income Fund. Each share or fraction thereof is entitled to one vote or fraction thereof, and all shares will vote separately by Fund.

  FMB Funds has been advised by Huntington Bank that the shares of each FMB Portfolio over which Huntington Bank or its affiliates has voting power will, except as to accounts established for Huntington's employee benefit plan, be voted in accordance with instructions received from beneficial owners or fiduciaries of such accounts who are not related to Huntington Bank or its affiliates. As to Huntington's own employee benefit plan, and as to accounts for which no instructions are received from beneficial owners or fiduciaries, Huntington will cast such votes in accordance with the recommendation of a fiduciary that is independent of Huntington.

  If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournment of the meeting, see "Quorum" below.

SHAREHOLDER AND BOARD APPROVALS

  The Reorganization Agreement is being submitted for approval at the Meeting by the holders of a majority of the outstanding shares of both classes of shares of each of the FMB Portfolios, with holders of both classes of each FMB Portfolio voting as a separate group from the holders of each other FMB Portfolio, in accordance with the provisions of the Articles of Incorporation of FMB Funds and the requirements of the 1940 Act. A majority of the outstanding Shares of each FMB Portfolio must approve the Reorganization in order for it to become effective with respect to that FMB Portfolio. The term "majority of the outstanding shares" of an FMB Portfolio is defined in the 1940 Act and means the lesser of
(a) 67% of the shares of the particular FMB Portfolio present at the Meeting if the holders of more than 50% of the outstanding shares of the FMB Portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such FMB Portfolio.

  In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will be considered to be a vote against the Reorganization.

  The approval by the shareholders of the corresponding Monitor Portfolios of the Reorganization is not being solicited because their approval or consent is not necessary for the Reorganization to be consummated.

  At January 23, 1998, the name, address and percentage of ownership of the persons who owned of record 5% or more of any class of shares of the FMB Portfolios, and the percentage of the respective share classes of the corresponding Monitor Portfolios that would be owned by those persons upon the consummation of the Reorganization, based upon their holdings on such date are as follows:

                                                                 PERCENTAGE OF
                                                      PERCENTAGE    MONITOR
      FMB PORTFOLIO AND           CLASS OF PERCENTAGE  OF TOTAL   PORTFOLIO TO
      SHAREHOLDER NAME AND         SHARES   OF CLASS    SHARES   BE OWNED AFTER
      ADDRESS                      OWNED     OWNED      OWNED    REORGANIZATION
      --------------------        -------- ---------- ---------- --------------
      FMB Diversified Equity
       Fund--
      FMB Income Fund--
      FMB Money Market Fund--
      FMB Michigan Tax-Free Bond
       Fund--

  At January 23, 1998, the Directors and officers of FMB Funds, as a group, owned less than 1% of the outstanding shares of each of the FMB Portfolios. At that date, the directors and officers of Monitor Funds owned less than 1% of the outstanding shares of each of the Monitor Portfolios.

  At January 23, 1998, the name, address and percentage of ownership of the persons who owned of record 5% or more of any class of shares of the Reorganizing Monitor Portfolios, and the percentage of the respective share classes that would be owned by those persons upon consummation of the Reorganization, based upon their holdings on such date, are as follows:

                                                             PERCENTAGE OF
                                                  PERCENTAGE    MONITOR
      MONITOR PORTFOLIO AND   CLASS OF PERCENTAGE  OF TOTAL   PORTFOLIO TO
      SHAREHOLDER NAME AND     SHARES   OF CLASS    SHARES   BE OWNED AFTER
      ADDRESS                  OWNED     OWNED      OWNED    REORGANIZATION
      ---------------------   -------- ---------- ---------- --------------
      Monitor Growth Fund--
      Monitor Money Market
       Fund--

  At January 23, 1998, the Monitor Michigan Tax-Free Fund and the Monitor Intermediate Government Income Fund each had only one shareholder, SEI, who owned 10 shares of each such portfolio, and these Portfolios each had only nominal assets. Accordingly, the ownership interests of shareholders of the FMB Michigan Tax-Free Bond Fund, and the ownership interests of shareholders of the FMB Intermediate Government Income Fund, who own 5% or more of either class of shares of these FMB Portfolios will not materially change upon consummation of the Reorganization.

  At January 23, 1998, the name, address and share ownership of the persons who owned of record 5% or more of the Monitor Funds' other investment portfolios not involved in the Reorganization were as follows:

       NAME          PERCENTAGE
        AND              OF
      ADDRESS   FUND OWNERSHIP
      -------   ---- ----------

APPRAISAL RIGHTS

  Shareholders are not entitled to any rights of share appraisal under FMB Fund's Articles of Incorporation or under the laws of the State of Maryland in connection with the Reorganization. Shareholders have, however, the right to redeem from FMB Funds their FMB Portfolio shares at net asset value until the Effective Time of the Reorganization, and thereafter shareholders may redeem from the Monitor Funds the shares of the Monitor Portfolios acquired by them in the Reorganization at net asset value.

QUORUM

  In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Reorganization Agreement, in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposals against any adjournment. A shareholder vote may be taken with respect to one or more FMB Portfolios prior to any such adjournment if sufficient votes have been received for approval with respect to any such FMB Portfolio. A quorum is constituted with respect to an FMB Portfolios by the presence in person or by proxy of the holders of more than one-third ( 1/3) of the outstanding shares of the FMB Portfolio entitled to vote at the Meeting. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Meeting for the purposes of determining the existence of a quorum for the transaction of business.

ANNUAL MEETINGS

  Monitor Funds does not presently intend to hold annual meetings of shareholders for the election of Trustees and other business unless and until such time as less than a majority of its Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more Trustees or for other matters and such meetings will be called when requested in writing by the holders of record of 10% or more of Monitor Funds' outstanding shares of common stock. To the extent required by law, Monitor Funds will assist in shareholder communications on such matters.

                ADDITIONAL INFORMATION ABOUT THE MONITOR FUNDS

  Information about the Monitor Portfolios is included in the Prospectuses accompanying this Combined Proxy Statement/Prospectus, which are incorporated by reference herein. Additional information about the Monitor Portfolios is included in their Statement of Additional Information dated April 30, 1997, as supplemented on November 20, 1997, and February 6, 1998, which has been filed with the SEC. A copy of the Statement of Additional Information may be obtained without charge by writing to Monitor Funds, c/o SEI Fund Resources, One Freedom Valley Road, Oaks, PA 19456, or by calling Monitor Funds at 1-800-253-0512. The Monitor Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the offices of listed above and at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, these materials and other information regarding companies that file electronically with the SEC are available from the SEC's Internet Web Site, the address of which is http//www.sec.gov.

  The current trustees and officers of Monitor Funds will continue as trustees and officers following the Reorganization. The name and address of the current trustees and officers of Monitor Funds, as well as information concerning his or her principal occupations during the past five years are set forth below.

                          POSITION(S) HELD WITH  PRINCIPAL OCCUPATIONS DURING
 NAME, AGE AND ADDRESS        MONITOR FUNDS             PAST FIVE YEARS
 ---------------------    --------------------- ------------------------------
                                 Trustee        Chairman of the Board,
 David S. Schoedinger, 55                        Schoedinger Funeral Service;
 229 East State Street                           President of Schoedinger
 Columbus, Ohio                                  Financial Services, Inc.
 John M. Shary, 67               Trustee        Former Member, Business
 3097 Walden Ravine                              Advisory Board, DPEC-Data
 Columbus, Ohio                                  Processing Education Corp.;
                                                 Member, Business Advisory
                                                 Board, Hublink, Inc.; Former
                                                 Member, Business Advisory
                                                 Board, Miratel Corporation.
 William R. Wise, 66             Trustee        Former Corporate Director of
 613 Valley Forge Court                          Financial Services and
 Westerville, Ohio                               Treasurer, Childrens
                                                 Hospital, Columbus, Ohio.

                          POSITION(S) HELD WITH   PRINCIPAL OCCUPATIONS DURING
 NAME, AGE AND ADDRESS        MONITOR FUNDS             PAST FIVE YEARS
 ---------------------    --------------------- -------------------------------
                          President and         Senior Vice President of SEI
                           Chief Executive       and SEI Distribution since
 David G. Lee, 45          Officer               1993. Vice President of SEI
 One Freedom Valley Road                         and SEI Distribution (1991-
 Oaks, Pennsylvania                              1993).
 Robert DellaCroce, 34    Treasurer, Controller Director, Funds Administration
 One Freedom Valley Road   and Chief Financial   and Accounting of SEI since
 Oaks, Pennsylvania        Officer               1994. Senior audit manager,
                                                 Arthur Andersen LLP, from 1986
                                                 to 1994.
 Kathryn L. Stanton, 39   Vice President        Vice President and Assistant
 One Freedom Valley Road   and Secretary         Secretary of SEI Investments
 Oaks, Pennsylvania 19456                        Company since 1994; Associate
                                                 attorney with Morgan, Lewis &
                                                 Bockius LLP (1989 to 1994).
 Marc H. Cahn, 40         Vice President        Vice President and Assistant
 One Freedom Valley Road   and Secretary         Secretary of SEI Investments
 Oaks, Pennsylvania 19456                        Company since 1996; Associate
                                                 General Counsel, Barclays Bank
                                                 PLC (1995 to 1996); ERISA
                                                 Counsel, First Fidelity
                                                 Bancorporation (1994 to 1995);
                                                 Associate attorney with
                                                 Morgan, Lewis & Bockius LLP
                                                 (1989 to 1994).
 Todd Cipperman, 31       Vice President        Vice President and Assistant
 One Freedom Valley Road   and Secretary         Secretary of SEI Investments
 Oaks, Pennsylvania 19456                        Company since 1995; Associate
                                                 attorney with Dewey Ballantine
                                                 (1994 to 1995); Associate
                                                 attorney with Winston & Strawn
                                                 (1991 to 1994).
 Joseph M. Lydon, 38      Vice President        Director of Business
 One Freedom Valley Road   and Secretary         Administration of SEI since
 Oaks, Pennsylvania 19456                        1995; Vice President of Fund
                                                 Group, Vice President of the
                                                 Advisor--Dreman Value
                                                 Management, L.P., and
                                                 President of Dreman Financial
                                                 Services, Inc. (1989 to 1995).
 Barbara A. Nugent, 41    Vice President        Vice President and Assistant
 One Freedom Valley Road   and Secretary         Secretary of SEI Investments
 Oaks, Pennsylvania 19456                        Company since 1996. Associate
                                                 attorney with Drinker, Biddle
                                                 & Reath (1994 to 1996);
                                                 Assistant Vice
                                                 President/Administration of
                                                 Delaware Service Company, Inc.
                                                 (1992 to 1993).
 Kevin P. Robins, 36      Vice President        Senior Vice President, General
 One Freedom Valley Road   and Secretary         Counsel and Secretary of SEI
 Oaks, Pennsylvania                              Investments Company since
                                                 1994. Vice President Assistant
                                                 Secretary of SEI Investments
                                                 Company (1992 to 1994).
 Bradley J. Schram, 47    Assistant             President and shareholder,
 1760 Telegraph Road       Secretary             Hertz, Schram & Saretsky, P.C.
 Birmingham, Michigan                            (attorneys)

                    ADDITIONAL INFORMATION ABOUT FMB FUNDS

  Information about FMB Funds is incorporated herein by reference from its
Prospectuses dated March 28, 1997, as supplemented on January   , 1998, and
its Statement of Additional Information, dated March 28, 1997, copies of which may be obtained without charge by writing or calling FMB Funds at the address and telephone number shown on the cover page of this Combined Proxy Statement/Prospectus. Reports and other information filed by FMB Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, these materials are also available from the SEC's Internet Web Site, as described above.

  The name and address of each director and officer of FMB Funds as well as information concerning his or her principal occupations during the past five years are as follows:

                              POSITION(S) HELD     PRINCIPAL OCCUPATIONS DURING
 NAME, AGE AND ADDRESS         WITH FMB FUNDS             PAST FIVE YEARS
 ---------------------    ------------------------ ----------------------------
 Valerie T. Ambrose, 50   Director                 Corporate director, Holland
 602 Michigan Avenue                                Community Hospital
 Holland, Michigan
 William K. Anderson, 57  Director                 Vice President for Business
 Hope College                                       and Finance and Treasurer,
 Holland, Michigan                                  Hope College
 Timothy C. Morawski, 49  Director                 General Manager, Board of
 625 Hastings Avenue                                Public Works of the City of
 Holland, Michigan                                  Holland, Michigan
 Michael R. Mucciolo, 55  Director and             Senior Vice President and
 545 East 32nd Street      Chairman                 Chief Financial Officer,
 Holland, Michigan                                  Beverage America, Inc.
 David G. Lee, 45         President and Chief      Senior Vice President of SEI
 One Freedom Valley Road   Executive Officer        and SEI Distribution since
 Oaks, Pennsylvania                                 1993. Vice President of SEI
                                                    and SEI Distribution (1991
                                                    to 1993).
 Carol Rooney, 33         Controller, Treasurer    Director of SEI since 1992.
 One Freedom Valley Road   and Chief Financial
 Oaks, Pennsylvania        Officer
 Kathryn L. Stanton, 39   Vice President           Vice President and Assistant
 One Freedom Valley Road   and Assistant Secretary  Secretary of SEI
 Oaks, Pennsylvania 19456                           Investments Company since
                                                    1994; Associate attorney
                                                    with Morgan, Lewis &
                                                    Bockius LLP (1989 to 1994).
 Sandra K. Orlow, 44      Vice President and       Vice President and Assistant
 One Freedom Valley Road   Assistant Secretary      Secretary of SEI
 Oaks, Pennsylvania 19456                           Investments Company since
                                                    1988.
 Marc H. Cahn, 40         Vice President           Vice President and Assistant
 One Freedom Valley Road   and Assistant Secretary  Secretary of SEI
 Oaks, Pennsylvania 19456                           Investments Company since
                                                    1996; Associate General
                                                    Counsel, Barclays Bank PLC
                                                    (1995 to 1996); ERISA
                                                    Counsel, First Fidelity
                                                    Bancorporation (1994 to
                                                    1995); Associate attorney
                                                    with Morgan, Lewis &
                                                    Bockius LLP (1989 to 1994).
 Todd Cipperman, 31       Vice President           Vice President and Assistant
 One Freedom Valley Road   and Secretary            Secretary of SEI
 Oaks, Pennsylvania 19456                           Investments Company since
                                                    1995; Associate attorney
                                                    with Dewey Ballantine (1994
                                                    to 1995); Associate
                                                    attorney with Winston &
                                                    Strawn (1991 to 1994).
 Barbara A. Nugent, 41    Vice President           Vice President and Assistant
 One Freedom Valley Road   and Assistant Secretary  Secretary of SEI
 Oaks, Pennsylvania 19456                           Investments Company since
                                                    1996. Associate attorney
                                                    with Drinker, Biddle &
                                                    Reath (1994 to 1996);
                                                    Assistant Vice
                                                    President/Administration of
                                                    Delaware Service Company,
                                                    Inc. (1992 to 1993).
 Kevin P. Robins, 36      Vice President           Senior Vice President,
 One Freedom Valley Road   and Assistant Secretary  General Counsel and
 Oaks, Pennsylvania 19456                           Secretary of SEI
                                                    Investments Company since
                                                    1994. Vice President
                                                    Assistant Secretary of SEI
                                                    Investments Company (1992
                                                    to 1994).

              ADDITIONAL INFORMATION ABOUT THE INVESTMENT ADVISER

  Huntington Bank's principal office is located at 41 South High Street, Columbus, Ohio 43287. Huntington Bank is a wholly-owned subsidiary of Huntington Bancshares Incorporated, a regional bank holding company, which is located at this same address. The current advisory contracts for the Monitor Portfolios were most recently approved by the Board of Trustees of Monitor Funds on December 17, 1997, and January 21, 1998. Huntington Bank does not serve as investment adviser to any other investment companies other than FMB Funds and Monitor Funds.

  At January 23, 1998, no persons beneficially owned 10% or more of any class of issued and outstanding voting securities of Huntington Bancshares Incorporated.

  The name and principal occupation of the directors and principal executive officers of Huntington Bank are as follows:

 NAME AND POSITION                  PRINCIPAL OCCUPATION
 -----------------                  --------------------                    ---
                                    Managing Partner, NBBJ East Limited
 Friedrich K.M. Bohm, Director..... Partnership
 Douglas G. Borror, Director....... President, Dominion Corporation
 William E. Conway, Director....... Chairman, Fairmount Minerals, Ltd.
 Maurice A. Cox, Jr., Director..... Chief Executive Officer, The Ohio
                                    Partners, LLC
 Peter H. Edwards, Director........ Chairman, Edwards Companies
 Douglas E. Fairbanks, Director.... Private investor
 John B. Gerlach, Jr. ............. Chairman, President and Chief
                                    Executive Officer, Lancaster Colony
                                    Corporation
 Elaine H. Hairston, Director...... Chancellor, Ohio Board of Regents
 Edgar W. Ingram III, Director..... Chairman and Chief Executive Officer
                                    of White Castle Systems, Inc.
 Pete A. Klisares, Director........ Executive Vice President, Worthington
                                    Industries, Inc.
 William M. Osborne, Jr., Director. Private investor
 Robert W. Rahal, Director......... President, Team Rahal, Inc.
 John B. Schultz, Director......... Chairman, President and Chief
                                    Executive Officers, The Lamson &
                                    Sessions Co.
 J. Richard Sisson, Director....... Senior Vice President and Provost,
                                    The Ohio State University
 Rodney Wasserstrom, Director...... President and Chief Executive
                                    Officer, The Wasserstrom Company
 William J. Williams, Director..... Private investor
 William S. Williams, Director..... Vice Chairman, Chief Executive and
                                    Chief Financial Officer, The W.W.
                                    Williams Co., Inc.
 Helen K. Wright, Director......... Private investor

                        FMB FUNDS FINANCIAL HIGHLIGHTS

  The tables set forth below present financial information for the Institutional Shares and Consumer Service Shares of the FMB Portfolios. This information is derived from the FMB Portfolios' audited financial statements for the fiscal year ended November 30, 1997, which are included in the Statement of Additional Information related to this Combined Proxy Statement/Prospectus. Financial highlights for the FMB Portfolios for the five years ended November 30, 1997 are contained in the Prospectuses of FMB Funds,
dated March 28, 1997, as supplemented on January   , 1998, and the financial
statements for the FMB Portfolios for prior fiscal years are contained in the FMB Funds' 1996 Annual Report to Shareholders and are incorporated by reference into FMB Funds' Statement of Additional Information dated March 28, 1997, which Prospectuses and Statement of Additional Information are incorporated herein by reference.

SELECTED DATA FOR AN FMB FUND SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE
                               PERIOD INDICATED:

                                                       FISCAL YEAR ENDED
                                                       NOVEMBER 30, 1997
                                                 ------------------------------
                                                 INSTITUTIONAL CONSUMER SERVICE
                                                    SHARES          SHARES
                                                 ------------- ----------------
FMB DIVERSIFIED EQUITY FUND
  Net Asset Value, beginning of period..........   $  17.73        $ 17.73
  Net Investment Income.........................   $   0.10        $  0.06
  Net Realized and Unrealized Gains/(Losses) on
   Securities...................................   $   3.63        $  3.62
  Dividends from Net Investment Income..........   $  (0.11)       $ (0.07)
  Distributions from Capital Gains..............   $  (0.76)       $ (0.76)
  Net Asset Value, end of period................   $  20.59        $ 20.58
  Total Return(1)...............................      22.19%         21.84%
  Net Assets, end of period (000's omitted).....   $ 73,097        $ 8,753
  Ratio of Expenses to Average Net Assets.......       1.37%          1.62%
  Ratio of Net Income to Average Net Assets.....       0.56%          0.31%
  Ratio of Expenses to Average Net Assets
   (excluding waivers)..........................       1.37%          1.72%
  Ratio of Net Income to Average Net Assets
   (excluding waivers)..........................       0.56%          0.21%
  Portfolio Turnover............................       28.0%          28.0%
  Average Commissions Paid......................   $ 0.0733        $0.0733
FMB INTERMEDIATE GOVERNMENT INCOME FUND
  Net Asset Value, beginning of period..........   $  10.13        $ 10.13
  Net Investment Income.........................   $   0.59        $  0.57
  Net Realized and Unrealized Gains/(Losses) on
   Securities...................................   $  (0.02)       $ (0.02)
  Dividends from Net Investment Income..........   $  (0.58)       $ (0.56)
  Distributions from Capital Gains..............         --             --
  Net Asset Value, end of period................   $  10.16        $ 10.16
  Total Return(1)...............................       6.27%          5.99%
  Net Assets, end of period (000's omitted).....   $115,064        $ 3,518
  Ratio of Expenses to Average Net Assets.......       0.79%          1.04%
  Ratio of Net Income to Average Net Assets.....       5.91%          5.66%
  Ratio of Expenses to Average Net Assets
   (excluding waivers)..........................       0.79%          1.14%
  Ratio of Net Income to Average Net Assets
   (excluding waivers)..........................       5.91%          5.56%
  Portfolio Turnover............................       28.0%          28.0%
  Average Commissions Paid......................        n/a            n/a
FMB MICHIGAN TAX-FREE BOND FUND
  Net Asset Value, beginning of period..........   $  10.79        $ 10.79
  Net Investment Income.........................   $   0.50        $  0.47
  Net Realized and Unrealized Gains/(Losses) on
   Securities...................................       0.10           0.10
  Dividends from Net Investment Income..........   $  (0.50)       $ (0.47)
  Distributions from Capital Gains..............         --             --
  Net Asset Value, end of period................   $  10.89        $ 10.89
  Total Return(1)...............................       5.73%          5.47%
  Net Assets, end of period (000's omitted).....   $ 24,954        $ 9,426
  Ratio of Expenses to Average Net Assets.......       0.73%          0.98%
  Ratio of Net Income to Average Net Assets.....       4.66%          4.41%
  Ratio of Expenses to Average Net Assets
   (excluding waivers)..........................       1.00%          1.35%
  Ratio of Net Income to Average Net Assets
   (excluding waivers)..........................       4.39%          4.04%
  Portfolio Turnover............................        7.0%           7.0%
  Average Commissions Paid......................        n/a            n/a

                                                       FISCAL YEAR ENDED
                                                       NOVEMBER 30, 1997
                                                 ------------------------------
                                                 INSTITUTIONAL CONSUMER SERVICE
                                                    SHARES          SHARES
                                                 ------------- ----------------
FMB MONEY MARKET FUND
  Net Asset Value, beginning of period..........   $   1.00        $  1.00
  Net Investment Income.........................   $   0.05        $  0.05
  Net Realized and Unrealized Gains/(Losses) on
   Securities...................................         --             --
  Dividends from Net Investment Income..........   $  (0.05)       $ (0.05)
  Distributions from Capital Gains..............         --             --
  Net Asset Value, end of period................   $   1.00        $  1.00
  Total Return(1)...............................       4.96%          4.70%
  Net Assets, end of period (000's omitted).....   $143,439        $13,758
  Ratio of Expenses to Average Net Assets.......       0.69%          0.94%
  Ratio of Net Income to Average Net Assets.....       4.85%          4.60%
  Ratio of Expenses to Average Net Assets
   (excluding waivers)..........................       0.69%          0.94%
  Ratio of Net Income to Average Net Assets
   (excluding waivers)..........................       4.85%          4.60%

--------
(1) Total Return figures do not reflect applicable sales loads.

                             FINANCIAL STATEMENTS

  The financial statements for the FMB Portfolios for the fiscal year ended November 30, 1997, are included in the Statement of Additional Information related to this Combined Proxy Statement/Prospectus. The financial highlights and the financial statements for Investment and Trust Shares of the Monitor Portfolios for the fiscal year ended December 31, 1996, and the six-month period ended June 30, 1997, are incorporated by referenced into the Monitor Funds' Prospectuses, dated April 30, 1997, and its Combined Statement of Additional Information, dated April 30, 1997, each of which is incorporated by reference in this Combined Proxy Statement/Prospectus.

  The financial statements for the FMB Portfolios as of and for the year ended November 30, 1997, have been incorporated herein in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

  The financial statements of the Monitor Portfolios as of and for the year ended December 31, 1996, which are incorporated by reference into the Monitor Funds' Prospectuses and contained in the Monitor Funds' Combined Statement of Additional Information, and are also incorporated by reference in this Combined Proxy/Prospectus, have been so incorporated by reference in reliance on the reports of Price Waterhouse LLP, independent auditors, given on the authority of that firm as experts in accounting and auditing.

                                OTHER BUSINESS

  The Board of Directors of FMB Funds knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

  Shareholder inquiries may be addressed to FMB Funds in writing at the address on the cover page of this Combined Proxy Statement/Prospectus or by telephoning 1-800-453-4234.

  SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                        ANNEX I

                     AGREEMENT AND PLAN OF REORGANIZATION

  This Agreement and Plan of Reorganization (the "Agreement") is made as of February 1, 1998, by and among THE MONITOR FUNDS, a Massachusetts business trust ("Monitor"), and FMB FUNDS, INC., a Maryland corporation ("FMB"), and is joined in by THE HUNTINGTON NATIONAL BANK, a national banking association (the "Bank").

  Monitor has entered into agreements with the Bank pursuant to which the Bank is serving as the investment adviser for each of the separate investment portfolios of Monitor. Prior to October 1, 1997, FMB-Trust, a wholly-owned subsidiary of First Michigan Bank Corporation ("First Michigan"), was serving as the investment adviser for each of the separate investment portfolios of FMB. In connection with the recently-completed merger of First Michigan with and into Huntington Bancshares Incorporated ("Huntington"), FMB-Trust has also been merged with and into the Bank, and since October 1, 1997, the Bank has been also serving as the investment adviser for each of the separate portfolios of FMB. Huntington desires to combine the investment portfolios of FMB with certain of the investment portfolios of Monitor, in order to reduce administrative expenses and eliminate the existence of two separate mutual fund complexes for the benefit of the shareholders of FMB and Monitor.

  To carry out this combination, FMB will sell, assign, convey, transfer and deliver to Monitor, and Monitor will acquire, on the Exchange Dates, all of the properties and assets existing at the Valuation Time in the following funds:

    FMB Money Market Fund ("FMB Money Market")
    FMB Diversified Equity Fund ("FMB Equity")
    FMB Intermediate Government Income Fund ("FMB Income")
    FMB Michigan Tax-Free Bond Fund ("FMB Tax-Free")

(such funds are each an "FMB Fund" and are collectively the "FMB Funds").

  Such acquisitions are to be made, respectively, by the following funds:

    The Monitor Money Market Fund ("Monitor Money Market")
    The Monitor Growth Fund ("Monitor Growth")
    The Monitor Intermediate Government Income Fund ("Monitor Income") The Monitor Michigan Tax-Free Fund ("Monitor Tax-Free")

(such funds are each a "Monitor Fund" and are collectively the "Monitor
Funds").

  It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under Section 368(a)(1)(C), Section 368(a)(1)(D) or
Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"). Upon consummation of such transactions, each FMB Fund shall distribute in complete liquidation to its respective shareholders of record as of the Exchange Dates, the Monitor Investment Shares and the Monitor Trust Shares received by it, as provided hereafter. Each FMB Fund shareholder of record who owns Consumer Service Class shares will receive Monitor Investment Shares. All other FMB Fund shareholders will receive Monitor Trust Shares.

  In consideration of the premises, Monitor, FMB and the Bank represent, warrant and agree as follows:

  1. REPRESENTATIONS, WARRANTIES AND COVENANTS OF FMB. FMB represents and warrants to, and agrees with, Monitor that:

    (a) FMB is a corporation duly established, validly existing and in good standing under the laws of the State of Maryland and has power to own all of its properties and assets and to carry out its obligations under this Agreement. FMB is duly qualified as a foreign corporation in all jurisdictions where such qualification is required. FMB has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 1(k).

    (b) FMB is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each FMB Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each FMB Fund has been a regulated investment company under such sections of the Code at all times since its inception.

    (c) The statements of net assets at November 30, 1997 (including the schedules of investments indicating their market values), and the statements of operations and statements of changes in net assets for the years ended November 30, 1996 and 1997, for each FMB Fund, such statements and schedules having been audited by Price Waterhouse LLP, independent accountants to FMB, have been furnished to Monitor. Such statements of assets and liabilities and schedules fairly present the financial position of each FMB Fund as of their respective dates and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

    (d) The prospectuses of the FMB Funds dated March 28, 1997 (the "FMB Prospectuses"), and the Statement of Additional Information for the FMB Funds dated March 28, 1997, each as supplemented and as on file with the Securities and Exchange Commission (the "SEC"), which have been previously furnished to Monitor, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of FMB or any FMB Fund, threatened against FMB or any FMB Fund which assert liability on the part of FMB or any FMB Fund.

    (f) There are no material contracts outstanding to which FMB or any FMB Fund is a party, other than as disclosed in the FMB Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement (as hereinafter defined) and the Proxy Statement (as hereinafter defined).

    (g) Neither FMB nor any FMB Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 1997, and those incurred in the ordinary course of FMB's business as an investment company since that date. Prior to the Exchange Dates, FMB will advise Monitor of all known material liabilities, contingent or otherwise, incurred by it and each FMB Fund subsequent to November 30, 1997, whether or not incurred in the ordinary course of business.

    (h) Each FMB Fund has filed or will file all federal and state tax returns which, to the knowledge of FMB's officers, are required to be filed by each FMB Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each FMB Fund. All tax liabilities of each FMB Fund have been adequately provided for on its books, and no tax deficiency or liability of any FMB Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    (i) As used in this Agreement, the term "Investments" shall mean each FMB Fund's investments shown on its statement of net assets as of November 30, 1997, referred to in Section 1(c) hereof, as supplemented with such changes as such FMB Fund shall make after November 30, 1997, which have been consistent with the investment objectives and policies of each FMB Fund, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions. As of both the Valuation Time and the Exchange Dates and except for shareholder approval and otherwise as described in
  Section 1(k), FMB, on behalf of each FMB Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each FMB Fund to be transferred to the corresponding

  Monitor Fund pursuant to this Agreement. At the Exchange Dates, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, Monitor will, on behalf of each Monitor Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of FMB or a FMB Fund and, except as described in
  Section 1(j), without any restrictions upon the transfer thereof.

    (j) No registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of FMB or Monitor, except as previously disclosed to Monitor by FMB.

    (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FMB or any FMB Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

    (l) The registration statement (the "Registration Statement") filed with the SEC by Monitor on Form N-14 relating to the Monitor Trust Shares and the Monitor Investment Shares issuable hereunder, and the proxy statement of FMB included as a part of the Registration Statement (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to FMB and the FMB Funds, (i) complies in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in
  Section 8(a) below and on the Exchange Dates, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the SEC by Monitor, insofar as it relates to FMB and the FMB Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations, warranties and agreements in this Section 1(l) shall apply only to statements of fact relating to FMB and any FMB Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or omissions to state in any thereof a material fact relating to FMB or any FMB Fund, as such Registration Statement, Prospectus and Proxy Statement shall be furnished to FMB in definitive form as soon as practicable following effectiveness of the Registration Statement and before any public distribution of the Prospectus or Proxy Statement.

    (m) All of the issued and outstanding shares of beneficial interest of each FMB Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

    (n) Each of the FMB Funds is qualified, and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

  2. REPRESENTATIONS, WARRANTIES AND COVENANTS OF MONITOR. Monitor represents and warrants to, and agrees with, FMB that:

    (a) Monitor is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. Neither Monitor nor any Monitor Fund is required to qualify as a foreign association in any jurisdiction. Monitor and each Monitor Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

    (b) Monitor is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each Monitor Fund that has had active operations prior to the Exchange Dates, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Monitor Fund that has had actual operations prior to the Exchange Date has been a regulated investment company under such sections of the Code at all times since its inception. Each of Monitor Tax-Free and Monitor Income, neither of which will have had active operations prior to the Exchange Dates, intend to qualify as regulated investment companies under Part I of Subchapter M of the Code.

    (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each Monitor Fund for the year ended December 31, 1996, such statements and schedules having been audited by Price Waterhouse LLP, independent accountants to Monitor, have been furnished to FMB. Unaudited statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each Monitor Fund as of June 30, 1997, have also been furnished to FMB. Such statements of assets and liabilities and schedules fairly present the financial position of the Monitor Funds as of their respective dates, and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in financial position for the periods covered thereby in conformity with generally accepted accounting principles.

    (d) The prospectuses of The Monitor Funds relating to Monitor Growth and Monitor Money Market, dated April 30, 1997 (collectively, the "Monitor Prospectuses"), and the Combined Statement of Additional Information for The Monitor Funds, dated April 30, 1997, each as supplemented and on file with the SEC, which have been previously furnished to FMB, did not as of their date and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The prospectuses of The Monitor Funds relating to Monitor Tax-Free, dated November 20, 1997, on file with the SEC, which have been previously furnished to FMB, did not as of their date and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The prospectuses of The Monitor Funds relating to Monitor Income, filed on November 14, 1997, with the SEC, which have been previously furnished to FMB, did not as of their date and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Monitor or any Monitor Fund, threatened against Monitor or any Monitor Fund which assert liability on the part of Monitor or any Monitor Fund.

    (f) There are no material contracts outstanding to which Monitor or any Monitor Fund is a party, other than as disclosed in the Monitor
  Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement.

    (g) Neither Monitor nor any Monitor Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of June 30, 1997, referred to above and those incurred in the ordinary course of the business of Monitor as an investment company or any Monitor Fund since such date. Prior to the Exchange Dates, Monitor will advise FMB of all known material liabilities, contingent or otherwise, incurred by it and each Monitor Fund subsequent to June 30, 1997, whether or not incurred in the ordinary course of business.

    (h) Each Monitor Fund has filed or will file all federal and state tax returns which, to the knowledge of Monitor's officers, are required to be filed by each Monitor Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each Monitor Fund. All tax liabilities of each Monitor Fund have been adequately provided for on its books, and no tax deficiency or liability of any Monitor Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by Monitor or any Monitor Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

    (j) As of both the Valuation Time and the Exchange Dates and otherwise as described in Section 2(h), Monitor on behalf of each Monitor Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each FMB Fund to be transferred to the corresponding Monitor Fund pursuant to this Agreement.

    (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Monitor and the Monitor Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in
  Section 8(a) and at the Exchange Dates, the Prospectus, as amended or supplemented by any amendments or supplements filed with the SEC by Monitor or any Monitor Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations, warranties and agreements in this Section 2(k) shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by FMB or any FMB Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

    (l) The Monitor Trust Shares and the Monitor Investment Shares to be issued to each FMB Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by Monitor and no shareholder of Monitor will have any preemptive right of subscription or purchase in respect thereof.

    (m) The issuance of Monitor Trust Shares and Monitor Investment Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

    (n) Each of the Monitor Funds other than Monitor Tax-Free and Monitor Income is qualified, and at all times through the Exchange Date, will qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code. Each of Monitor Tax-Free and Monitor Income, upon filing of their respective first income tax returns at the completion of their first taxable year, will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company under Sections 851 and 852 of the Code.

    (o) Monitor through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with FMB and each FMB Fund in completing each of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3
  (a) and (b) of this Agreement, and in connection therewith has and will from time to time thereafter provide to FMB in writing reasonably detailed descriptions of each such action, a reasonable time projection for the accomplishment thereof, and the Monitor person primarily responsible therefor. Upon presentation to FMB of the above-described time projections, FMB may promptly notify Monitor in writing that the time projections are not reasonable. Monitor and FMB shall then in good faith attempt to establish mutually acceptable time projections.

  3. REORGANIZATION.

  (a) Subject to the requisite approval of the shareholders of each FMB Fund and to the other terms and conditions contained herein (including each FMB Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), on the Exchange Dates FMB and each FMB Fund agree to sell, assign, convey, transfer and deliver to the Corresponding Monitor Fund (as described in this Section 3), and Monitor and each Corresponding Monitor Fund agree to acquire from FMB and each FMB Fund, all of the Investments and all of the cash and other assets of each class of shares of each FMB Fund in exchange for that number of shares of the corresponding class of shares of the Corresponding Monitor Fund provided for in Section 4 and the assumption by the corresponding class of shares of the Corresponding Monitor Fund of all of the liabilities of each class of shares of each FMB

Fund. Pursuant to this Agreement, each FMB Fund will, as soon as practicable after the Exchange Dates, distribute in liquidation all of the shares of the corresponding class of shares of the Corresponding Monitor Fund received by it to its shareholders in exchange for their shares of beneficial interest of such class of shares of each FMB Fund.

  (b) FMB, on behalf of each class of shares of each FMB Fund, will pay or cause to be paid to the corresponding class of shares of the Corresponding Monitor Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the Monitor Funds hereunder. FMB, on behalf of each class of shares of each FMB Fund, will transfer to the corresponding class of shares of the Corresponding Monitor Fund any rights, stock dividends or other securities received by FMB or any FMB Fund after the Exchange Dates as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each corresponding class of shares of the Corresponding Monitor Fund at the Exchange Dates and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Dates shall be included in the determination of the value of the assets of the class of shares of each FMB Fund acquired by the corresponding class of shares of the Corresponding Monitor Fund.

  (c) For purposes of this Agreement each class of shares of each FMB Fund corresponds to the class of shares of each Monitor Funds as follows:

FMB FUND                                      CORRESPONDING MONITOR FUND
--------                                      --------------------------
FMB Money Market Fund,
 Consumer Service Class.............. The Monitor Money Market Fund, Investment
                                      Class
FMB Money Market Fund,
 Institutional Class................. The Monitor Money Market Fund, Trust Class
FMB Diversified Equity Fund,
 Consumer Service Class.............. The Monitor Growth Fund, Investment Class
FMB Diversified Equity Fund,
 Institutional Class................. The Monitor Growth Fund, Trust Class
FMB Intermediate Government Income
 Fund, Consumer Service Class........ The Monitor Intermediate Government
                                       Income Fund, Investment Class
FMB Intermediate Government Income
 Fund, Institutional Class........... The Monitor Intermediate Government
                                       Income Fund, Trust Class
FMB Michigan Tax-Free Bond Fund,
 Consumer Service Class.............. The Monitor Michigan Tax-Free
                                       Fund, Investment Class
FMB Michigan Tax-Free Bond Fund,
 Institutional Class................. The Monitor Michigan Tax-Free Fund, Trust
                                      Class

  4. EXCHANGE DATES; VALUATION TIMES. On the Exchange Dates, Monitor will deliver to FMB a number of Monitor Trust Shares and Monitor Investment Shares having an aggregate net asset value equal to the value of the assets of the corresponding class of shares of the Corresponding FMB Fund acquired by each class of shares of each Monitor Fund, less the value of the liabilities of such class of shares of the Corresponding FMB Fund assumed, determined as hereafter provided in this Section 4.

  (a) Subject to Section 4(d) hereof, the value of each class of shares of each FMB Fund's net assets will be computed as of the times (the "Valuation Times") using the valuation procedures for the particular class of shares of each FMB Fund set forth in the FMB Prospectuses.

  (b) Subject to Section 4(d) hereof, the net asset value of a share of each corresponding class of shares of each Monitor Fund will be determined to the nearest one-hundredth of a cent as of the relevant Valuation Time, using the valuation procedures set forth in the Monitor Prospectuses for the particular class of shares of each Corresponding Monitor Fund.

  (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m., Eastern Time, on March 27, 1998, for each of FMB Money Market and FMB Equity and each of the corresponding Monitor Funds and the Valuation Time shall be 4:00 p.m., Eastern Time, on March 31, 1998, for each of FMB Income and FMB Tax-Free and each of the corresponding Monitor Funds, or such other dates as may be mutually agreed upon in writing by the parties hereto.

  (d) No formula will be used to adjust the net asset value of any FMB Fund or Monitor Fund to take into account differences in realized and unrealized gains and losses.

  (e) Each Corresponding Monitor Fund shall issue its Trust or Investment Shares to the FMB Fund whose assets are being acquired on one share deposit receipt registered in the name of the FMB Fund. Each FMB Fund shall distribute in liquidation the Trust Shares or the Investment Shares received by it hereunder, as the case may be, pro rata to its shareholders of the corresponding class of shares by redelivering such share deposit receipt to Monitor's transfer agent which will as soon as practicable set up open accounts for each FMB Fund shareholder in accordance with written instructions furnished by FMB.

  (f) Each class of shares of each Corresponding Monitor Fund shall assume all liabilities of the corresponding class of shares of FMB Fund whose assets are being acquired, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the FMB Fund or otherwise, except that recourse for assumed liabilities relating to a particular FMB Fund will be limited to the Corresponding Monitor Fund.

  5. EXPENSES AND FEES; EXPENSE LIMITATION.

  (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by Monitor and FMB of the transactions contemplated by this Agreement will be paid by the Bank, including the costs of proxy materials, proxy solicitation, and legal expenses; except that Monitor shall pay all registration or filing fees payable under the 1933 Act or any state "Blue Sky" laws.

  (b) Following consummation of the transactions contemplated by this Agreement, for the year ending December 31, 1998, the Bank agrees to waive such portion of its fees to which it is otherwise entitled as the investment adviser and administrator of the Monitor Funds so that the total operating expenses of the Monitor Funds for the year ended December 31, 1998 shall not exceed the pro forma total operating expenses for such Monitor Funds which are set forth in the Proxy Statement.

  (c) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

  6. PERMITTED ASSETS. Monitor agrees to advise FMB promptly if at any time prior to the Exchange Dates the assets of any FMB Fund include any assets that the Corresponding Monitor Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any FMB Fund, Monitor has informed FMB is unsuitable for the Corresponding Monitor Fund to acquire.

  7. EXCHANGE DATES. Delivery of the assets of FMB Money Market and FMB Equity to be transferred, assumption of the liabilities of such FMB Funds to be assumed, and the delivery of shares of Monitor Money Market and Monitor Growth to be issued in exchange therefor shall be made at the offices of SEI Fund Resources, Oaks, PA 19456 at [9:00 a.m.] on March 30, 1998, or at such other time and date agreed to by FMB and Monitor. Delivery of the assets of FMB Income and FMB Tax-Free to be transferred, assumption of the liabilities of such FMB Funds to be assumed, and the delivery of shares of Monitor Income and Monitor Tax-Free in exchange therefor shall be made at the offices of SEI Fund Resources, Oaks, Pennsylvania 19456 at 9:00 a.m. on April 1, 1998, or at such other time and date as is agreed to by FMB and Monitor. The dates and time upon which such deliveries are to take place are referred to herein as the "Exchange Dates."

  8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION; DEREGISTRATION.

  (a) FMB agrees to call a special meeting of the shareholders of each FMB Fund (which meetings may be held jointly on the same date and at the same time) as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each FMB Fund to and the assumption of all of the liabilities of each FMB Fund by the Corresponding Monitor Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of each FMB Fund, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of beneficial interest of each FMB Fund shall have approved this Agreement and the transactions contemplated herein in the manner required by law and FMB's Articles of Incorporation at such a meeting on or before the Valuation Time.

  (b) FMB and each FMB Fund agree that the liquidation and dissolution of each FMB Fund will be effected in the manner provided in FMB's Articles of Incorporation and in accordance with applicable Maryland law, and that it will not make any distributions of any Shares to the shareholders of a FMB Fund without first paying or adequately providing for the payment of all of such FMB Fund's known debts, obligations and liabilities.

  (c) Each of Monitor and FMB will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

  9. CONDITIONS TO MONITOR'S OBLIGATIONS. The obligations of Monitor and each Monitor Fund hereunder shall be subject to the following conditions:

  (a) That this Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the FMB Funds, shall have been approved by the shareholders of each FMB Fund in the manner required by law.

  (b) FMB shall have furnished to Monitor a statement of each FMB Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on FMB's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the date of the earliest Exchange Date, to the effect that as of the Valuation Time and as of the earliest Exchange Date there has been no material adverse change in the financial position of any FMB Fund since November 30, 1997, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the FMB Funds, dividends paid or losses from operations.

  (c) As of the Valuation Time and as of the earliest Exchange Date, all representations and warranties of FMB and each FMB Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, FMB and each FMB Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and FMB shall have furnished to Monitor a statement, dated the date of the earliest Exchange Date, signed by FMB's President (or any Vice President) and Treasurer certifying those facts as of such dates.

  (d) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

  (e) Monitor shall have received an opinion of Simpson Thacher & Bartlett, in form reasonably satisfactory to Monitor and dated the date of the earliest Exchange Date, to the effect that (i) FMB is a corporation duly established, validly existing and in good standing under the laws of the State of Maryland, and FMB is not required to qualify to do business as a foreign corporation in any jurisdiction, (ii) this Agreement has been duly authorized, executed, and delivered by FMB and, assuming due authorization, execution and delivery of this Agreement by Monitor, is a valid and binding obligation of FMB, (iii) FMB, on behalf of each FMB Fund, has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, FMB, on behalf of each FMB Fund, will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Monitor, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate FMB's Articles of Incorporation or Bylaws or any provision of any agreement known to such counsel to which FMB or any FMB Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in FMB's Articles of Incorporation or Bylaws, or then current prospectus or statement of additional information, such counsel may rely upon a certificate of an officer of FMB whose responsibility it is to advise FMB with respect to such matters and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FMB or any FMB Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to Monitor's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. For purposes of analysis regarding the 1940 Act, such counsel may assume, as fact, solely for purposes of this plan, that the FMB Funds and the Monitor Funds may be considered "affiliated persons" or "affiliated persons of an affiliated person", within the meaning of the 1940 Act, solely by reason of having the Bank as their common investment adviser. In providing the opinions described in clauses (i), (ii),
(iii) and (iv) of this Section 9(f), such counsel may rely on the opinion of Maryland counsel acceptable to Monitor and its counsel.

  (f) Monitor shall have received an opinion of Ropes & Gray, counsel to Monitor, addressed to Monitor and in form reasonably satisfactory to Monitor and dated the date of the earliest Exchange Date (which opinion may be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the transactions between each FMB Fund and each Corresponding Monitor Fund contemplated hereby will constitute reorganizations within the meaning of Section 368(a)(1) of the Code, (ii) no gain or loss will be recognized by any FMB Fund or any shareholders of any FMB Fund upon the transfer of the assets to the Corresponding Monitor Fund in exchange for Monitor Trust Shares or Monitor Investment Shares and the assumption by such Monitor Fund of the liabilities of the FMB Fund or upon the distribution of such Shares by the FMB Fund to its shareholders in liquidation pursuant to this Agreement; (iii) the basis of the Monitor Trust Shares or Monitor Investment Shares a FMB shareholder receives in connection with the transaction will be the same as the basis of his or her FMB Fund shares exchanged therefor; (iv) a FMB shareholder's holding period with respect to his or her Monitor Trust Shares or Monitor Investment Shares will be determined by including the period for which he or she held the FMB Fund shares exchanged therefor, provided that he or she held such FMB Fund shares as capital assets; (v) no gain or loss will be recognized by any Monitor Fund upon the receipt of the assets of the corresponding FMB Fund in exchange for Monitor Trust Shares or Monitor Investment Shares and the assumption by the Corresponding Monitor Fund of the liabilities of the FMB Fund whose assets are being acquired; (vi) the basis in the hands of the Monitor Fund of the assets of the FMB Fund transferred to the Corresponding Monitor Fund will be the same as the basis of the assets in the hands of the FMB Fund immediately prior to the transfer; and (vii) each Corresponding Monitor Fund's holding periods with respect to the assets of the FMB Fund whose assets are being acquired will include the periods for which such assets were held by such FMB Fund.

  (g) The assets of each FMB Fund to be acquired by the Corresponding Monitor Fund will include no assets which the Corresponding Monitor Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the Monitor Prospectuses in effect on the Exchange Dates, may not properly acquire. Monitor shall not change the Monitor Declaration of Trust and the Monitor Prospectuses so as to restrict permitted investments for each Monitor Fund except as required by the SEC or any state regulatory authority.

  (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Monitor contemplated by the SEC and or any state regulatory authority.

  (i) All proceedings taken by FMB in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Monitor and counsel to Monitor.

  (j) Prior to the earliest Exchange Date, each FMB Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the excess of (i) the FMB Fund's investment income excludable from gross income under Section 103(a) of the Code (if any) over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code, all of the FMB Fund's investment company taxable income (computed without regard to any deduction for dividends paid), and all of the FMB Fund's net realized capital gain (after reduction for any capital loss carryover) in each case for both the taxable year ended November 30, 1997, and the short taxable period beginning on December 1, 1997, and ending on the relevant Exchange Date.

  (k) FMB shall have furnished to Monitor a certificate, signed by the President (or any Vice President) and the Treasurer of FMB, as to the tax cost to Monitor of the securities delivered to Monitor pursuant to this Agreement, together with any such other evidence as to such tax cost as Monitor may reasonably request.

  (l) FMB Funds' custodian shall have delivered to Monitor a certificate identifying all of the assets of each FMB Fund held by such custodian as of the Valuation Time.

  (m) FMB Funds' transfer agent shall have provided to Monitor (i) the originals or true copies of all of the records of each FMB Fund in the possession of such transfer agent as of the relevant Exchange Date, (ii) a certificate setting forth the number of shares of each FMB Fund outstanding as of the Valuation Time and (iii) the name and address of each holder of record of any such shares of each FMB Fund and the number of shares held of record by each such shareholder.

  (n) All of the issued and outstanding shares of beneficial interest of each FMB Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of FMB or any FMB Fund or its transfer agent by Monitor or its agents shall have revealed otherwise, either (i) FMB and each FMB Fund shall have taken all actions that in the reasonable opinion of Monitor or counsel to Monitor are necessary to remedy any prior failure on the part of FMB to have offered for sale and sold such shares in conformity with such laws or (ii) FMB shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of Monitor in amounts sufficient and upon terms satisfactory, in the opinion of Monitor or its counsel, to indemnify Monitor against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of FMB to have offered and sold such shares in conformity with such laws.

  (o) FMB shall have duly executed and delivered to Monitor bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Monitor may deem necessary or desirable to transfer all of FMB's and each FMB Fund's entire right, title and interest in and to the Investments and all other assets of each FMB Fund.

  10. CONDITIONS TO FMB'S OBLIGATIONS. The obligations of FMB and each FMB Fund hereunder shall be subject to the following conditions:

  (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the FMB Funds, shall have been approved by the shareholders of each FMB Fund in the manner required by law.

  (b) Monitor shall have furnished to FMB a statement of each Monitor Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on Monitor's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the date of the earliest Exchange Date, to the effect that as of the Valuation Time and as of the earliest Exchange Date there has been no material adverse change in the financial position of any Monitor Fund since June 30, 1997, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

  (c) Monitor shall have executed and delivered to FMB an Assumption of Liabilities dated the date of the earliest Exchange Date pursuant to which each Monitor Fund will assume all of the liabilities of the corresponding FMB Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

  (d) As of the Valuation Time and as of the earliest Exchange Date, all representations and warranties of Monitor and each Monitor Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Monitor and each Monitor Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and Monitor shall have furnished to FMB a statement, dated the date of the earliest Exchange Date, signed by Monitor's President (or any Vice President) and Treasurer certifying those facts as of such dates.

  (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

  (f) FMB shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to FMB and dated the date of the earliest Exchange Date, to the effect that (i) Monitor is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, Monitor is not required to qualify to do business as a foreign association in any jurisdiction, (ii) the Monitor Trust Shares and Monitor Investment Shares to be delivered to FMB as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Monitor and no shareholder of Monitor has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by Monitor and, assuming due authorization, execution and delivery of this Agreement by FMB, and that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act, is a valid and binding obligation of Monitor, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Monitor's Declaration of Trust, as amended, or Bylaws, or any provision of any agreement known to such counsel to which Monitor or any Monitor Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Monitor's Declaration of Trust, as amended, Bylaws or then-current prospectus or statement of additional information of each Monitor Fund, such counsel may rely upon a certificate of an officer of Monitor whose responsibility it is to advise Monitor with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Monitor or any Monitor Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to FMB's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

  (g) FMB shall have received an opinion of counsel to Monitor addressed to FMB, in a form reasonably satisfactory to FMB and counsel to FMB and dated the date of the earliest Exchange Date (which opinion may be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in clauses (i), (ii) and (iii) of Section 9(g) of this Agreement.

  (h) All proceedings taken by Monitor in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to FMB and counsel to FMB.

  (i) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of FMB, contemplated by the SEC or any state regulatory authority.

  11. INDEMNIFICATION.

  (a) FMB will indemnify and hold harmless Monitor, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to FMB or any FMB Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to FMB or any FMB Fund required to be stated therein or necessary to make the statements relating to FMB or any FMB Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of FMB. The Indemnified Parties will notify FMB in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). FMB shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this
Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if FMB elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. FMB Funds' obligation under this
Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the FMB Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

  (b) Monitor will indemnify and hold harmless FMB, its trustees and its officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Monitor or any Monitor Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Monitor or any Monitor Fund required to be stated therein or necessary to make the statements relating to Monitor or any Monitor Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Monitor. The Indemnified Parties will notify Monitor in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(b). Monitor shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if Monitor elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Monitor Funds' obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Monitor Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

  12. NO BROKER. Each of Monitor and FMB represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

  13. TERMINATION. Monitor and FMB may, by mutual consent of their respective trustees, terminate this Agreement, and Monitor or FMB, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by June 30, 1998, this Agreement shall automatically terminate on that date unless a later date is agreed to by Monitor and FMB.

  Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more FMB Funds but not all of the FMB Funds, Monitor and FMB agree to consummate those transactions with respect to those FMB Funds that have approved this Agreement and those transactions.

  14. COVENANTS, ETC., DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

  15. ENTIRE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

  16. AGREEMENT AND DECLARATION OF TRUST. The names "Monitor Funds" and "Trustees of Monitor Funds" refer respectively to Monitor and the Trustees, as trustees but not individually or personally, acting from time to time under an Amended and Restated Declaration of Trust dated as of April 29, 1991, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Monitor Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of Monitor personally, but bind only the assets of Monitor and all persons dealing with any series of shares of Monitor such as the Monitor Funds, must look solely to the assets of Monitor belonging to such series for the enforcement of any claims against Monitor.

                                          FMB Funds, Inc.

                                          By: _________________________________

                                          The Monitor Funds

                                          By: _________________________________

  The Bank has joined in this Agreement solely to affirm its agreements set forth in Section 5 hereof.

                                          The Huntington National Bank

                                          By: _________________________________

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                               THE MONITOR FUNDS
                             41 South High Street
                             Columbus, Ohio 43287

                                FMB FUNDS, INC.
                            One Freedom Valley Road
                           Oaks, Pennsylvania 19456

                            in connection with the
                    JOINT SPECIAL MEETINGS OF SHAREHOLDERS
                               of each Series of
                                FMB FUNDS, INC.
                         To be held on March 17, 1998

  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated February 20, 1998 for the Joint Special Meetings (the "Meeting") of Shareholders of the FMB Diversified Equity Fund, the FMB Intermediate Government Income Fund, the FMB Michigan Tax-Free Bond Fund and the FMB Money Market Fund (collectively, the "FMB Portfolios"), each a series of FMB Funds, Inc. ("FMB Funds"), a Maryland corporation, to be held on March 17, 1998. Copies of the Combined Proxy Statement Prospectus may be obtained at no charge by calling FMB Funds at 1-800-453-4324.

  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

  Further information about Investment Shares and Trust Shares of The Monitor Funds is contained in and incorporated by reference to the Combined Statement of Additional Information of The Monitor Funds, dated April 30, 1997 (as supplemented on November 20, 1997 and February 6, 1998), a copy of which is included herewith. The audited financial statements and related independent auditor's report for The Monitor Funds contained in the Annual Report to Shareholders of Monitor Funds for the fiscal year ended December 31, 1996, and the unaudited financial statements for The Monitor Funds contained in the Semi-Annual Report to Shareholders of Monitor Funds for the six month period ended June 30, 1997 are incorporated herein by reference. No other parts of such Annual or Semi-Annual Reports are incorporated by reference herein.

  Further information about shares of the FMB Funds is contained in and incorporated by reference to Statement of Additional Information of FMB Funds dated March 27, 1997, a copy of which is included herewith. The audited financial statements and related independent auditor's report for FMB Funds for the fiscal year ended November 30, 1997, are included herein.

  The date of this Statement of Additional Information is February 20, 1998.

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
General Information.......................................................  B-3
Financial Statements of FMB Funds, Inc.:
  Report of Independent Accountants.......................................  B-4
  Statements of Net Assets as of November 30, 1997........................  B-5
  Statements of Operations for the year ended November 30, 1997........... B-14
  Statements of Changes in Net Assets for the year ended November 30,
   1997................................................................... B-15
  Notes to Financial Statements........................................... B-16
Pro Forma Financial Statements (Unaudited):
FMB Money Market and Monitor Money Market Funds
  Pro Forma Combined Statement of Assets and Liabilities as of June 30,
   1997................................................................... B-19
  Pro Forma Combined Statement of Operations for the 12 months ended June
   30, 1997............................................................... B-20
  Pro Forma Combined Schedule of Investments as of June 30, 1997.......... B-21
  Notes to Pro Forma Combined Financial Statements........................ B-25
FMB Diversified Equity and Monitor Growth Funds
  Pro Forma Combined Statement of Assets and Liabilities as of June 30,
   1997................................................................... B-26
  Pro Forma Combined Statement of Operations for the 12 months ended June
   30, 1997............................................................... B-27
  Pro Forma Combined Schedule of Investments.............................. B-28
  Notes to Pro Forma Combined Financial Statements........................ B-32

                              GENERAL INFORMATION

  The shareholders of the FMB Diversified Equity Fund, the FMB Intermediate Government Income Fund, the FMB Michigan Tax-Free Bond Fund and the FMB Money Market Fund (collectively, the "FMB Portfolios") of FMB Funds, Inc. ("FMB Funds") are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of February 1, 1998 between FMB Funds and The Monitor Funds ("Monitor"), and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities of the FMB Portfolios to corresponding portfolios of Monitor (collectively, the "Monitor Portfolios") in exchange for full and fractional shares representing interests in such corresponding Monitor Portfolios. Each class of shares to be issued by Monitor will have an aggregate net asset value equal to the aggregate net asset value of the corresponding class of shares of the corresponding FMB Portfolio that are outstanding immediately before the effective time of the Reorganization with respect to such FMB Portfolio.

  Following the exchange, the FMB Portfolios will make a liquidating distribution of the corresponding Monitor Portfolio's shares to their shareholders. Each shareholder owning shares of a particular FMB Portfolio at the effective time of the Reorganization with respect to that Portfolio will receive shares of the corresponding Monitor Portfolio of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the effective time of the Reorganization on FMB Portfolio shares. Upon completion of the Reorganization, FMB Funds will be terminated under state law and deregistered as an investment company under the Investment Company Act of 1940, as amended.

  The joint special meeting of shareholders of the FMB Portfolios to consider the Reorganization Agreement and the related transactions will be held on March 17, 1998 at 10:00 a.m., Eastern Time, at the offices of SEI Fund Resources, One Freedom Valley Road, Oaks, Pennsylvania 19456. For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

  Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as shares of the Monitor Portfolios, but do not prohibit such a bank holding company or its affiliates or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. Huntington National Bank and financial intermediaries which agree to provide shareholder support services that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with their services to the Monitor Portfolios, Monitor Funds might be required to alter materially or discontinue its arrangement with such companies and change its method of operation. It is anticipated, however, that any resulting change in Monitor Funds' method of operation would not affect Monitor Portfolio's net asset value per share or result in financial loss to any shareholder.

INTRODUCTION TO PRO FORMA COMBINED FINANCIAL STATEMENTS

  The accompanying unaudited pro forma combined financial statement (consisting of Pro Forma Combined Statements of Assets and Liabilities, Pro Forma Combined Statements of Operations and Pro Forma Combined Schedules of Investments) reflect the accounts of the FMB Money Market Fund and the Monitor Money Market Fund and also the accounts of the FMB Diversified Equity Fund and the Monitor Growth Fund. These pro forma statements have been derived from the underlying accounting records for these fund used in calculating net asset values for the twelve-month period ended June 30, 1997. The pro forma combined statements of operations have been prepared based on the fee and expense structure of the Monitor Money Market Fund and the Monitor Growth Fund.

  Pro forma combined financial statements are not presented for the FMB Intermediate Government Income Fund and the Monitor Intermediate Government Income Fund or for the FMB Michigan Tax-Free Bond Fund and the Monitor Michigan Tax-Free Fund because neither of these new Monitor funds has had, and neither will have, any operations or assets (other than a nominal amount of assets in connection with the organization of each such Monitor fund) prior to the completion of the proposed reorganizations with their respective FMB Fund counterparts.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of FMB Funds, Inc.

  In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax Free Bond Fund and FMB Diversified Equity Fund, separately managed portfolios of FMB Funds, Inc. (the "Company"), at November 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                          Price Waterhouse LLP

30 South Seventeenth Street
Philadelphia, Pennsylvania 19103
January 13, 1998

                             FMB MONEY MARKET FUND

                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997
    The accompanying notes are an integral part of the financial statements.
                                      LOGO
% of Total Portfolio Investments (Unaudited)
--------------------------------------------------------------------------------

                             PAR     VALUE
                            (000)    (000)
--------------------------------------------
Commercial Paper--90.6%
BANKS--4.8%
Norwest
 5.590%, 01/05/98          $  7,500 $  7,459
                                    --------
FINANCIAL SERVICES--38.1%
American Express
 5.510%, 01/26/98             7,500    7,436
American General Finance
 5.540%, 01/07/98             7,000    6,960
Ciesco
 5.470%, 12/10/97             7,700    7,689
Cit Group Holdings
 5.680%, 02/13/98             7,500    7,412
Commercial Credit
 5.490%, 12/04/97             7,600    7,597
Household Finance
 5.680%, 01/23/98             7,600    7,536
Merrill Lynch
 5.740%, 01/30/98             7,700    7,626
Prudential Funding
 5.630%, 01/14/98             7,700    7,647
                                    --------
                                      59,903
                                    --------
INDUSTRIAL--47.7%
AT&T
 5.530%, 01/02/98             7,500    7,463
Bell South
 5.610%, 12/05/97             7,500    7,495
Cargill
 5.570%, 01/07/98             7,400    7,358
Coca Cola
 5.480%, 01/20/98             7,500    7,443

--------------------------------------------------------------------------------

                            PAR     VALUE
                           (000)    (000)
-------------------------------------------
E.I. du Pont de Nemours
 5.480%, 01/21/98         $  7,500 $  7,442
Ford Motor Credit
 5.530%, 01/12/98            7,600    7,551
General Electric Capital
 5.500%, 02/04/98            7,700    7,624
John Deere Capital
 5.610%, 01/09/98            7,700    7,653
Lucent Technologies
 5.550%, 02/09/98            7,600    7,518
Proctor & Gamble
 5.480%, 01/16/98            7,500    7,448
                                   --------
                                     74,995
                                   --------
 Total Commercial Paper
 (Cost $142,357)                    142,357
                                   --------

U.S. Government Agency Obligation--3.8%

FNMA MTN
 5.710%, 03/18/98                        $6,000 $5,998
                                                ------
 Total U.S. Government Agency Obligation
 (Cost $5,998)                                   5,998
                                                ------

Repurchase Agreement--6.0%

Donaldson, Lufkin, Jenrette
 5.70%, dated 11/28/97, matures 12/01/97, repurchase price
 $9,401,463 (collateralized by U.S. Treasury Note, par value
 $9,360,000, 6.25%, matures 07/31/98, market value
 $9,584,398)                                                  9,397   9,397
                                                                    -------
 Total Repurchase Agreement
 (Cost $9,397)                                                        9,397
                                                                    -------
 Total Investments -- 100.4%
 (Cost $157,752)                                                    157,752
                                                                    -------

Other Assets and Liabilities--(0.4%)

Total Other Assets and Liabilities, Net      (555)
                                             ----

                             FMB MONEY MARKET FUND

                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                        (000)
                                                                       --------
Net Assets:
Portfolio Shares of Institutional Class ($0.001 par value -- 10 billion authorized for the company) based on 143,435,837 outstanding
 shares                                                                $143,436
Portfolio Shares of Consumer Service Class ($0.001 par value-- 10 billion authorized for the company) based on 13,757,492 outstanding
 shares                                                                  13,757
Undistributed Net Investment Income                                          91
Accumulated Net Realized Loss on Investments                                (87)
                                                                       --------
 Total Net Assets -- 100.0%                                            $157,197
                                                                       ========
 Net Asset Value, Offering and Redemption Price Per Share --
  Institutional Class                                                  $   1.00
                                                                       ========
 Net Asset Value, Offering and Redemption Price Per Share -- Consumer
  Service Class                                                        $   1.00
                                                                       ========

FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note

                    FMB INTERMEDIATE GOVERNMENT INCOME FUND

                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997

    The accompanying notes are an integral part of the financial statements.
                                      LOGO
% of Total Portfolio Investments (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
                                                                PAR    VALUE
                                                               (000)   (000)
------------------------------------------------------------------------------
U.S. Agency Mortgage-Backed Obligations--15.0%
FHLMC
 9.000%, 12/01/01                                              $  102 $    106
 7.000%, 11/15/05                                                 348      350
 8.000%, 01/01/13                                               1,155    1,194
 7.500%, 11/15/17                                               1,000    1,014
 7.150%, 07/15/18                                               1,794    1,805
 6.250%, 01/15/19                                               4,060    3,997
FHLMC REMIC
 8.250%, 11/15/20                                                 118      118
FNMA
 8.000%, 07/01/98                                                 119      123
 8.500%, 10/01/98                                                  26       27
 8.500%, 11/01/98                                                  57       59
 7.338%, 01/15/99                                               1,000    1,004
 7.500%, 07/25/02                                               1,134    1,154
 7.500%, 12/25/05                                               1,041    1,050
 7.500%, 05/01/07                                               1,554    1,591
 5.500%, 08/25/16                                               1,000      984
 6.950%, 05/25/17                                                  16       16
 6.350%, 07/25/18                                               1,000      997
 6.750%, 09/25/18                                                 267      266
 7.000%, 10/25/18                                               1,150    1,149
FNMA REMIC
 6.750%, 06/25/18                                                 750      748
                                                                      --------
 Total U.S. Agency Mortgage-Backed Obligations (Cost $17,762)           17,752
                                                                      --------

--------------------------------------------------------------------------------

                             MARKET
                      PAR    VALUE
                     (000)   (000)
-----------------------------------------

U.S. Government Agency Obligations--39.3%
FHLB
 6.460%, 02/01/00    $1,000 $  1,000
 6.125%, 09/20/00     2,000    2,009
 6.020%, 09/06/01     2,000    1,988
 6.480%, 01/08/02     1,000    1,002
 6.330%, 12/03/02     3,000    2,994
FHLMC
 6.600%, 11/12/99     1,000    1,012
 6.550%, 01/04/00     1,000    1,014
 7.140%, 07/31/02     1,500    1,509
 6.800%, 09/18/02     1,000    1,000
 6.120%, 01/21/03     2,500    2,487
 6.550%, 04/02/03     1,000    1,000
 8.335%, 03/14/05     2,000    2,014
 6.830%, 06/15/05     2,000    2,016
 7.000%, 07/06/05     2,000    2,030
 6.540%, 11/06/07     3,000    2,995
FNMA
 6.330%, 11/03/00     3,000    3,001
 7.000%, 05/10/01     2,000    2,030
 6.630%, 06/05/01     1,000    1,010
 7.550%, 04/22/02     2,000    2,116
 6.720%, 02/25/03     2,400    2,400
 7.090%, 10/13/05     2,000    2,001
FNMA MTN
 5.790%, 01/22/01     2,000    1,976
 6.500%, 12/27/01     1,000    1,004
 6.330%, 10/02/02     1,000      999
 6.880%, 11/20/06     4,000    4,045
                            --------
 Total U.S. Government
 Agency Obligations (Cost
 $46,436)                     46,652
                            --------

U.S. Treasury Obligations--43.5%
U.S. Treasury Notes
 7.875%, 01/15/98     3,000    3,009
 9.000%, 05/15/98     5,000    5,078
 8.250%, 07/15/98     4,000    4,063
 6.375%, 01/15/99     2,000    2,014
 6.875%, 08/31/99     2,000    2,036
 7.875%, 11/15/99     1,000    1,039
 6.250%, 05/31/00     2,000    2,021
 8.000%, 05/15/01     2,000    2,134
 7.875%, 08/15/01     2,000    2,133
 6.250%, 10/31/01     1,000    1,014
 7.500%, 11/15/01     1,000    1,057
 6.250%, 02/28/02     1,000    1,015
 5.750%, 08/15/03     2,000    1,991
 5.875%, 02/15/04     3,000    3,007

              FMB INTERMEDIATE GOVERNMENT INCOME FUND (CONCLUDED)

                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                                    MARKET
                                                             PAR    VALUE
                                                            (000)   (000)
----------------------------------------------------------------------------
 7.250%, 05/15/04                                           $2,000 $  2,148
 7.875%, 11/15/04                                            2,000    2,226
 7.500%, 02/15/05                                            2,000    2,187
 6.500%, 05/15/05                                            2,000    2,073
 5.875%, 11/15/05                                            2,000    1,997
 5.625%, 02/15/06                                            2,000    1,964
 6.875%, 05/15/06                                            2,000    2,128
 6.500%, 10/15/06                                            1,000    1,040
 6.250%, 02/15/07                                            2,000    2,049
 6.625%, 05/15/07                                            2,000    2,105
 Total U.S. Treasury Obligations
 (Cost $50,088)                                                      51,528
                                                                   --------

Repurchase Agreement--4.0%
Donaldson, Lufkin, Jenrette 5.70%, dated 11/28/97, matures
 12/01/97, repurchase price $4,805,281 (collateralized by
 U.S. Treasury Note, par value $4,802,000, 7.125%, matures
 10/15/98, market value $4,902,632)                          4,803    4,803
                                                                   --------
 Total Repurchase Agreement
  (Cost $4,803)                                                       4,803
                                                                   --------
 Total Investments--101.8%
  (Cost $119,089)                                                   120,735
                                                                   --------

Other Assets and Liabilities--(1.8%)
Total Other Assets and Liabilities, Net                              (2,153)
                                                                   --------

--------------------------------------------------------------------------------

                                                                      MARKET
                                                                       VALUE
                                                                       (000)
                                                                     ---------
Net Assets:
Portfolio Shares of Institutional Class ($0.001 par value--10 billion authorized for the company) based on 11,320,871 outstanding
 shares                                                               $114,950
Portfolio Shares of Consumer Service Class ($0.001 par value--10 billion authorized for the company) based on 346,179 outstanding
 shares                                                                  3,698
Overdistributed Net Investment Income                                       (4)
Accumulated Net Realized Loss on Investments                            (1,708)
Net Unrealized Appreciation on Investments                               1,646
                                                                      --------
Total Net Assets--100.0%                                              $118,582
                                                                      ========
Net Asset Value, Offering and Redemption Price Per Share--
 Institutional Class                                                  $  10.16
                                                                      ========
Net Asset Value, Offering and Redemption Price Per Share--Consumer
 Service Class                                                        $  10.16
                                                                      ========
Maximum Offering Price Per Share--Consumer Service Class
 ($10.16/95.25%)                                                      $  10.67
                                                                      ========

FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit

                        FMB MICHIGAN TAX-FREE BOND FUND

                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997

    The accompanying notes are an integral part of the financial statements.
                                      LOGO
% of Total Portfolio Investments (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
                                                                 PAR    VALUE
                                                                (000)   (000)
------------------------------------------------------------------------------
Municipal Bonds--97.9%
MICHIGAN--97.9%
Ann Arbor, Sewer Disposal Project, Series 12, RB
 6.950%, 07/01/03                                               $  335 $   371
Ann Arbor, Water Supply System, Series T, MBIA, RB
 7.375%, 02/01/03                                                  710     809
Bay County, West Side Regional, Sewer Disposal System, GO
 6.400%, 05/01/01                                                  150     154
Cadillac, Public Schools, FGIC, GO 5.375%, 05/01/10                500     515
Chelsea, School District Authority, FGIC, GO
 5.500%, 05/01/08                                                  500     527
Clio, School District Authority, RB
 7.200%, 05/01/01                                                  200     207
Dearborn, Economic Development Authority, Oakwood Group
 Project, Series A, MBIA, RB, Pre-refunded at 102 (A)
 6.550%, 08/15/01                                                  250     274
Dearborn, School District Authority, GO
 5.250%, 05/01/06                                                  500     522
Detroit, School District Authority, AMBAC, GO, Pre-refunded at
 102 (A)
 7.100%, 05/01/01                                                  250     277
Detroit, Sewer Disposal Project, MBIA, RB, Pre-refunded at
 101.5 (A)
 7.125%, 07/01/99                                                  500     531
Detroit, Sewer Disposal, MBIA, RB
 5.000%, 07/01/11                                                  500     502

--------------------------------------------------------------------------------

                                                                       MARKET
                                                                 PAR    VALUE
                                                                (000)   (000)
------------------------------------------------------------------------------
Fowlerville County, School District Authority, MBIA, GO
 5.350%, 05/01/10                                               $  500 $   511
Gaylord, Community School Project, GO, Pre-refunded at 102 (A)
 6.600%, 05/01/02                                                  500     553
Grand Rapids, Downtown Development Authority, MBIA, TA
 6.600%, 06/01/08                                                  545     613
Grand Rapids, Sanitation and Sewer Authority, Improvement
 Project, RB
 6.875%, 01/01/10                                                  500     534
Grand Rapids, Water Supply Authority, FGIC, RB
 6.625%, 01/01/08                                                  500     541
Grandville, Public School District Authority, FGIC, GO
 6.000%, 05/01/05                                                  310     338
Grosse Ile Township, School District Authority, FGIC, GO
 5.600%, 05/01/10                                                  500     524
Harrison, Community School Project, AMBAC, GO
 5.800%, 05/01/05                                                  500     537
Holland, Electric Authority, RB, Pre-refunded at 100 (A)
 6.500%, 07/01/99                                                  400     415
Holland, Water Supply System, Series A, RB
 5.250%, 07/01/12                                                  655     664
Huron Valley, School District Authority, FGIC, GO
 5.450%, 05/01/08                                                  500     527
Jenison, Michigan Public School Authority, FGIC, GO
 5.400%, 05/01/08                                                  500     532
Kalamazoo, Hospital Finance Authority, Borgess Medical Center
 Project, Series A, FGIC, RB
 6.250%, 07/01/04                                                  500     516
Kenowa Hills, Public Schools, MBIA, GO
 5.500%, 05/01/08                                                  500     527
Kent County, Building Authority, GO
 6.000%, 12/01/09                                                  500     519
Kent County, Hospital Finance Authority, Pine Rest Christian
 Hospital Project,
 FGIC, RB
 6.500%, 11/01/10                                                  500     544
Kent, Hospital Finance Authority, Blodgett Memorial Hospital
 Project, MBIA, RB
 5.750%, 07/01/09                                                  500     507

                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                  PAR    VALUE
                                                                 (000)   (000)
-------------------------------------------------------------------------------
Kent, Hospital Finance Authority, Blodgett Memorial Medical
 Center Project,
 Series A, RB
 6.875%, 07/01/99                                                $   90 $    94
Kent, Hospital Finance Authority, Mary Free Hospital Project,
 Series A, RB
 6.500%, 04/01/05                                                   200     211
Lake Shore, Public Schools,
 Macomb County, GO
 5.400%, 05/01/12                                                   500     512
Lansing, Building Authority, GO,
 Escrowed to Maturity
 7.150%, 06/01/03                                                   525     572
Lenawee County, Building Authority, Human Services Project,
 AMBAC, GO
 6.000%, 05/01/09                                                   350     378
Lincoln Park, School District Authority,
 FGIC, GO
 5.500%, 05/01/06                                                   500     532
Macomb County,
 Waste Water Disposal Project, GO
 6.500%, 11/01/99                                                   200     206
Mattawan, School District Authority, GO
 6.400%, 05/01/09                                                   500     542
Michigan State Building Authority,
 AMBAC, RB
 6.750%, 10/01/07                                                   500     552
Michigan State Environmental Protection Program, GO, Pre-
 refunded at 102 (A)
 6.250%, 11/01/02                                                 1,000   1,099
Michigan State Higher Education Authority, Hope College
 Project, Series B, RB
 5.900%, 04/01/09                                                   350     363
Michigan State Higher Education Authority, Student Loan, Series
 13, AMBAC, RB
 5.700%, 04/01/02                                                   500     523
Michigan State, Hospital Finance Authority, Holland Community
 Hospital Project, RB
 5.250%, 01/01/08                                                   750     756
Michigan State Hospital Finance Authority, Central Michigan
 Community Hospital,
 Series A, RB
 5.750%, 10/01/02                                                   300     312
Michigan State Hospital Finance Authority, Daughters Charity
 Project, RB
 5.500%, 11/01/05                                                   500     531
Michigan State Hospital Finance Authority, Detroit Medical
 Center Project, Series A, RB
 6.375%, 08/15/09                                                   500     534

--------------------------------------------------------------------------------

                                                                        MARKET
                                                                  PAR    VALUE
                                                                 (000)   (000)
-------------------------------------------------------------------------------
Michigan State Hospital Finance Authority, Mercy Health
 Services, Series Q,
 AMBAC, RB
 5.100%, 08/15/07                                                $  500 $   516
Michigan State Hospital Finance Authority, Otsego Memorial
 Hospital Project, RB (B)
 6.000%, 01/01/09                                                   660     691
Michigan State Hospital Finance Authority, Saint John Hospital
 Project, Series A, AMBAC, RB
 5.750%, 05/15/04                                                   200     214
Michigan State Hospital Finance Authority, Sparrow Obligated
 Group Project, MBIA, RB
 6.300%, 11/15/03                                                   615     668
Michigan State Housing Development Authority, Walled Lake Villa
 Project, FSA, RB
 5.850%, 04/15/07                                                   420     455
Michigan State Public Power Agency, Campbell Project, AMBAC,
 RB,
 Pre-refunded at 100 (A)
 6.400%, 01/01/99                                                   235     241
Michigan State Strategic Fund, Lutheran Social Services
 Project, RB (B)
 5.200%, 09/01/04                                                   400     414
Northern Michigan University, AMBAC, RB
 5.500%, 12/01/09                                                   435     453
Oakland County, Economic Development Authority, Cranbrook
 Elderly Community Project, RB
 6.375%, 11/01/14                                                   500     554
Oakland County, GO
 6.250%, 11/01/06                                                   500     521
Ottawa County, Holland Township Extension, GO
 6.800%, 08/01/05                                                   500     536
Paw Paw, Public School District, FGIC, GO
 6.500%, 05/01/09                                                   500     582
Rochester Hills, Series B, GO, Pre-refunded at 102 (A)
 6.600%, 11/01/98                                                   465     485
Rochester Hills, Transportation Fund, GO
 6.250%, 08/01/05                                                   200     206
Rochester, School District Authority, GO, Pre-refunded at 100
 (A)
 6.500%, 05/01/02                                                   150     163
Rockford, Public School Authority, GO
 5.600%, 05/01/05                                                   500     531
Saginaw, Water Authority, RB
 6.000%, 07/01/07                                                   865     900

                  FMB MICHIGAN TAX-FREE BOND FUND (CONCLUDED)

                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997

   The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------

                                                                       MARKET
                                                                 PAR    VALUE
                                                                (000)   (000)
------------------------------------------------------------------------------
Saint Joseph, Mercy Memorial Medical Center, AMBAC, RB
 5.125%, 01/01/09                                               $  500 $   509
Saranac, School District Authority, GO
 5.700%, 05/01/07                                                  230     246
Troy, Downtown Development Authority, Series A, TA, RB
 6.100%, 11/01/10                                                  400     432
University of Michigan, Hospital Revenue, Series A, RB
 5.700%, 12/01/04                                                  250     268
University of Michigan, Major Capital Projects, RB
 5.800%, 04/01/10                                                  500     530
Utica, Community Schools Project, GO
 5.700%, 05/01/06                                                  500     536
Walled Lake, School District Authority, GO, Pre-refunded at
 102 (A)
 6.500%, 05/01/99                                                  200     211
Warren, School District Authority, GO, Pre-refunded at 102 (A)
 6.700%, 05/01/01                                                  500     547
Warren, Transportation Fund, GO
 5.000%, 06/01/07                                                  405     412
West Ottawa, Public School District, FGIC, GO
 5.400%, 05/01/09                                                  500     521
                                                                       -------
                                                                        33,650
                                                                       -------
 Total Municipal Bonds
 (Cost $32,048)                                                         33,650
                                                                       -------

Cash Equivalent--1.1%
Federated Michigan Municipal
Cash Trust                                                         394     394
                                                                       -------
 Total Cash Equivalent
 (Cost $394)                                                               394
                                                                       -------
 Total Investments--99.0%
 (Cost $32,442)                                                         34,044
                                                                       -------

-------------------------------------------------------------------------------

                                                                       MARKET
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------

Other Assets and Liabilities--1.0%
Total Other Assets and Liabilities, Net                                $   336
                                                                       -------

Net Assets:
Portfolio Shares of Institutional Class ($0.001 par value--10 billion
 authorized for the company) based on 2,292,257 outstanding shares      23,879
Portfolio Shares of Consumer Service Class ($0.001 par value--10 billion authorized for the company) based on 865,841 outstanding
 shares                                                                  8,970
Accumulated Net Realized Loss on Investments                               (71)
Net Unrealized Appreciation on Investments                               1,602
                                                                       -------
Total Net Assets--100.0%                                               $34,380
                                                                       =======
Net Asset Value, Offering and Redemption Price Per Share--
 Institutional Class                                                   $ 10.89
                                                                       =======
Net Asset Value, Offering and Redemption Price Per Share--Consumer
 Service Class                                                         $ 10.89
                                                                       =======
Maximum Offering Price Per Share--Consumer Service Class
 ($10.89/95.25%)                                                       $ 11.43
                                                                       =======

(A) Pre-refunded Security--The maturity date shown is the pre-refunded date.
(B) Security is backed by a letter of credit.
AMBAC--Security insured by American Municipal Bond Assurance Company
FGIC--Security insured by Financial Guaranty Insurance Corporation
FSA--Security insured by Financial Security Assurance
GO--General Obligation
MBIA--Security insured by Municipal Bond Investors Assurance
RB--Revenue Bond
TA--Tax Allocation

                          FMB DIVERSIFIED EQUITY FUND

                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1997

    The accompanying notes are an integral part of the financial statements.
                                      LOGO
% of Total Portfolio Investments (Unaudited)
--------------------------------------------------------------------------------

                                           MARKET
                                            VALUE
                                    SHARES  (000)
--------------------------------------------------
Common Stocks--91.4%
AEROSPACE & DEFENSE--2.2%
Lockheed Martin                      7,000 $   683
Raytheon                            20,000   1,119
                                           -------
                                             1,802
                                           -------
AUTOMOTIVE--3.7%
Ford Motor                          33,500   1,440
TRW                                 28,000   1,589
                                           -------
                                             3,029
                                           -------
BANKS--7.7%
Banc One                            43,500   2,235
Citicorp                            15,000   1,799
Norwest                             60,000   2,246
                                           -------
                                             6,280
                                           -------
BEAUTY PRODUCTS--2.7%
Gillette                            13,000   1,200
International Flavors & Fragrances  21,000   1,012
                                           -------
                                             2,212
                                           -------
CHEMICALS--1.8%
Morton International                44,000   1,499
                                           -------
COMPUTER SOFTWARE/SERVICE--8.7%
Diebold                              7,500     346
Hewlett Packard                     24,000   1,465
Microsoft*                          13,000   1,839
Oracle*                             58,750   1,957
Solectron*                          41,000   1,494
                                           -------
                                             7,101
                                           -------

--------------------------------------------------------------------------------

                                      MARKET
                                      VALUE
                              SHARES  (000)
---------------------------------------------
DRUGS--11.3%
Abbott Laboratories           32,800 $  2,132
Johnson & Johnson             26,000    1,636
Merck                         22,500    2,128
Pfizer                        30,500    2,219
Schering Plough               17,600    1,103
                                     --------
                                        9,218
                                     --------
ELECTRICAL EQUIPMENT--5.8%
AMP                           26,000    1,129
General Electric              33,000    2,434
Molex                         30,000    1,142
                                     --------
                                        4,705
                                     --------
ENTERTAINMENT--3.1%
Carnival                      26,000    1,406
Walt Disney                   12,000    1,139
                                     --------
                                        2,545
                                     --------
FINANCIAL SERVICES--1.5%
Fannie Mae                    24,000    1,268
                                     --------
FOOD, BEVERAGE & TOBACCO--6.3%
CPC International             14,000    1,447
PepsiCo                       40,000    1,475
Sara Lee                      21,500    1,137
Sysco                         25,000    1,114
                                     --------
                                        5,173
                                     --------
HOUSEHOLD PRODUCTS--1.8%
Procter & Gamble              19,000    1,450
                                     --------
INSURANCE--2.1%
American International Group  17,000    1,714
                                     --------
LEISURE--1.7%
Mattel                        35,000    1,402
                                     --------
MACHINERY--1.9%
Caterpillar                   33,300    1,596
                                     --------
MANUFACTURING--1.1%
Illinois Tool Works           16,000      877
                                     --------
MISCELLANEOUS BUSINESS SERVICES--
 2.1%
Automatic Data Processing     30,000    1,688
                                     --------
PETROLEUM & FUEL PRODUCTS--2.4%
Schlumberger                  24,000    1,976
                                     --------
PETROLEUM REFINING--7.6%
Chevron                       14,000    1,123
Exxon                         20,000    1,220
Mobil                         27,500    1,978
Royal Dutch Petroleum, ADR    36,000    1,897
                                     --------
                                        6,218
                                     --------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                                       MARKET
                                                            SHARES/PAR  VALUE
                                                              (000)     (000)
------------------------------------------------------------------------------
RETAIL--6.6%
Home Depot                                                    35,100   $ 1,963
Kohl's*                                                       19,000     1,375
Walgreen                                                      64,800     2,086
                                                                       -------
                                                                         5,424
                                                                       -------
SEMI-CONDUCTORS/INSTRUMENTS--3.7%
Intel                                                         21,000     1,630
Motorola                                                      21,800     1,371
                                                                       -------
                                                                         3,001
                                                                       -------
TELEPHONES & TELECOMMUNICATION--5.6%
Alltel                                                        29,000     1,153
Ameritech                                                     12,000       925
Lucent Technologies                                           18,194     1,458
SBC Communications                                            15,000     1,092
                                                                       -------
                                                                         4,628
                                                                       -------
Total Common Stocks (Cost $42,943)                                      74,806
                                                                       -------

Repurchase Agreement--8.7%
Donaldson, Lufkin, Jenrette 5.70%, dated 11/28/97, matures
 12/01/97, repurchase price $7,103,373 (collateralized by
 U.S. Treasury Note, par value $6,989,000, 7.50%, matures
 10/31/99, market value $7,237,030)                           $7,100     7,100
                                                                       -------
 Total Repurchase Agreement
 (Cost $7,100)                                                           7,100
                                                                       -------
 Total Investments--100.1%
 (Cost $50,043)                                                         81,906
                                                                       -------

--------------------------------------------------------------------------------

                                                                       MARKET
                                                                        VALUE
                                                                        (000)
-------------------------------------------------------------------------------

Other Assets and Liabilities--(0.1%)
Other Assets and Liabilities, Net                                      $   (56)
                                                                       -------

Net Assets:
Portfolio Shares of Institutional Class ($0.001 par value--10 billion
 authorized for the company) based on 3,550,032 outstanding shares      38,303
Portfolio Shares of Consumer Service Class ($0.001 par value--10 billion authorized for the company) based on 425,480 outstanding
 shares                                                                  4,703
Undistributed Net Investment Income                                         28
Accumulated Net Realized Gain on Investments                             6,953
Net Unrealized Appreciation on Investments                              31,863
                                                                       -------
Total Net Assets--100.0%                                               $81,850
                                                                       =======
Net Asset Value, Offering and Redemption Price Per Share--
 Institutional Class                                                   $ 20.59
                                                                       =======
Net Asset Value, Offering and Redemption Price Per Share--Consumer
 Service Class                                                         $ 20.58
                                                                       =======
Maximum Offering Price Per Share--Consumer Service Class
 ($20.58/94.25%)                                                       $ 21.84
                                                                       =======

*Non-income producing security
ADR--American Depository Receipt

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                                                             FMB
                                        FMB       FMB      MICHIGAN
                                       MONEY  INTERMEDIATE TAX-FREE     FMB
                                       MARKET  GOVERNMENT    BOND   DIVERSIFIED
                                        FUND  INCOME FUND    FUND   EQUITY FUND
                                       ------ ------------ -------- -----------
                                                    (IN THOUSANDS)
INVESTMENT INCOME:
 Interest Income...................... $9,013    $7,646     $1,825    $   397
 Dividend Income......................    --        --         --       1,048
                                       ------    ------     ------    -------
  Total Investment Income.............  9,013     7,646      1,825      1,445
                                       ------    ------     ------    -------
EXPENSES:
 Investment Advisory Fees.............    569       514        186        749
 Waiver of Investment Advisory Fees...    --        --         (89)       --
 Administrator Fees...................    325       228         68        150
 Professional Fees....................     58        41         12         24
 Transfer Agent Fees..................    100        77         38         54
 Distribution Fees (1)................     40        15         32         28
 Waiver of Distribution Fees (1)......    --         (4)        (9)        (8)
 Printing Expenses....................     27        14          7         11
 Custodian Fees.......................     14         8         10         11
 Registration Fees....................     17         5          5         10
 Trustee Fees.........................     11         6          2          5
 Miscellaneous........................      5         5         10         13
                                       ------    ------     ------    -------
  Total Expenses......................  1,166       909        272      1,047
                                       ------    ------     ------    -------
Net Investment Income.................  7,847     6,737      1,553        398
                                       ------    ------     ------    -------
 Net Realized Gain on Securities Sold.      1        51         31      7,247
 Net Change in Unrealized Appreciation
  on Investments......................    --        258        297      7,353
                                       ------    ------     ------    -------
Net Realized and Unrealized Gain on
 Investments..........................      1       309        328     14,600
                                       ------    ------     ------    -------
Net Increase in Net Assets From
 Operations........................... $7,848    $7,046     $1,881    $14,998
                                       ======    ======     ======    =======



(1) Distribution Fees are applicable to the Consumer Service Class of shares only
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED NOVEMBER 30,

                                              FMB INTERMEDIATE
                          FMB MONEY MARKET    GOVERNMENT INCOME   FMB MICHIGAN TAX-    FMB DIVERSIFIED
                                FUND                FUND           FREE BOND FUND        EQUITY FUND
                          ------------------  ------------------  ------------------  ------------------
                          12/1/96   12/1/95   12/1/96   12/1/95   12/1/96   12/1/95   12/1/96   12/1/95
                             TO        TO        TO        TO        TO        TO        TO        TO
                          11/30/97  11/30/96  11/30/97  11/30/96  11/30/97  11/30/96  11/30/97  11/30/96
                          --------  --------  --------  --------  --------  --------  --------  --------
                                                      (IN THOUSANDS)
INVESTMENT ACTIVITIES:
 Net Investment Income..  $  7,847  $  6,064  $  6,737  $  6,868  $ 1,553   $ 1,496   $   398   $   456
 Net Realized Gain on
  Securities Sold.......         1       --         51        43       31        13     7,247     2,842
 Net Unrealized
  Appreciation
  (Depreciation) of
  Investment Securities.       --        --        258    (1,236)     297       (28)    7,353     9,761
                          --------  --------  --------  --------  -------   -------   -------   -------
 Net Increase in Net
  Assets Resulting from
  Operations............     7,848     6,064     7,046     5,675    1,881     1,481    14,998    13,059
                          --------  --------  --------  --------  -------   -------   -------   -------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net Investment Income
  Institutional Class...    (7,071)   (5,129)   (6,370)   (6,645)  (1,147)   (1,010)     (405)     (448)
 Consumer Service
  Class.................      (776)     (935)     (244)     (351)    (408)     (484)      (29)      (44)
                          --------  --------  --------  --------  -------   -------   -------   -------
 Realized Capital Gains
  Institutional Class...       --        --        --        --       --        --     (2,600)      --
 Consumer Service
  Class.................       --        --        --        --       --        --       (306)      --
                          --------  --------  --------  --------  -------   -------   -------   -------
   Total Distributions..    (7,847)   (6,064)   (6,614)   (6,996)  (1,555)   (1,494)   (3,340)     (492)
                          --------  --------  --------  --------  -------   -------   -------   -------
CAPITAL SHARE
 TRANSACTIONS:
 Institutional Class
 Proceeds from Shares
  Issued................   268,719   289,946    24,530    22,554    4,758     4,811    14,338    12,641
 Reinvestment of Cash
  Distributions.........       --        --          4       --       --        --          1       --
 Cost of Shares
  Redeemed..............  (277,831) (224,594)  (17,950)  (27,917)  (3,128)   (2,469)  (13,484)  (15,397)
                          --------  --------  --------  --------  -------   -------   -------   -------
 Increase (Decrease) in
  Net Assets from
  Institutional Class
  Transactions..........    (9,112)   65,352     6,584    (5,363)   1,630     2,342       855    (2,756)
                          --------  --------  --------  --------  -------   -------   -------   -------
 Consumer Service Class
 Proceeds from Shares
  Issued................    28,917    52,312       104       203    1,729     1,348     1,239     1,547
 Reinvestment of Cash
  Distributions.........       745       906       193       276      301       373       334        33
 Cost of Shares
  Redeemed..............   (35,891)  (50,760)   (2,008)   (2,774)  (1,738)   (5,237)   (1,238)   (1,548)
                          --------  --------  --------  --------  -------   -------   -------   -------
 Increase (Decrease) in
  Net Assets Derived
  from Consumer Service
  Class Transactions....    (6,229)    2,458    (1,711)   (2,295)     292    (3,516)      335        32
                          --------  --------  --------  --------  -------   -------   -------   -------
Increase (Decrease) in
 Net Assets Derived from
 Capital Share
 Transactions...........   (15,341)   67,810     4,873    (7,658)   1,922    (1,174)    1,190    (2,724)
                          --------  --------  --------  --------  -------   -------   -------   -------
 Net Increase
  (Decrease) in Net
  Assets................   (15,340)   67,810     5,305    (8,979)   2,248    (1,187)   12,848     9,843
                          --------  --------  --------  --------  -------   -------   -------   -------
NET ASSETS:
 Beginning of Period....   172,537   104,727   113,277   122,256   32,132    33,319    69,002    59,159
                          --------  --------  --------  --------  -------   -------   -------   -------
 End of Period..........  $157,197  $172,537  $118,582  $113,277  $34,380   $32,132   $81,850   $69,002
                          ========  ========  ========  ========  =======   =======   =======   =======
SHARES ISSUED AND
 REDEEMED:
 Institutional Class
  Shares:
 Shares Issued..........   268,719   289,946     2,439     2,234      443       453       784       796
 Shares Issued in Lieu
  of Cash
  Distributions.........       --        --        --        --       --        --        --        --
 Shares Redeemed........  (277,831) (224,594)   (1,784)   (2,767)    (290)     (232)     (722)     (965)
                          --------  --------  --------  --------  -------   -------   -------   -------
 Net Increase
  (Decrease)
  Institutional Class
  Shares................    (9,112)   65,352       655      (533)     153       221        62      (169)
                          --------  --------  --------  --------  -------   -------   -------   -------
 Consumer Service Class
  Shares:
 Shares Issued..........    28,917    52,312        10        22      161       126        68        98
 Shares Issued in Lieu
  of Cash
  Distributions.........       745       906        19        27       28        37        20         2
 Shares Redeemed........   (35,891)  (50,760)     (200)     (275)    (162)     (493)      (66)      (97)
                          --------  --------  --------  --------  -------   -------   -------   -------
 Net Increase
  (Decrease) Consumer
  Service Class Shares..    (6,229)    2,458      (171)     (226)      27      (330)       22         3
                          --------  --------  --------  --------  -------   -------   -------   -------
 Net Increase (Decrease)
  in Shares.............   (15,341)   67,810       484      (759)     180      (109)       84      (166)
                          ========  ========  ========  ========  =======   =======   =======   =======

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 1997


1. ORGANIZATION

  FMB Funds, Inc. (the "Company"), established as a Maryland corporation on September 20, 1991, is registered under the Investment Company Act of 1940 as an open-end management company. The Company currently consists of four separate investment portfolios: FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund (collectively, the "Funds"), each with two classes of shares known as the Institutional Class and the Consumer Service Class. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. The assets of each portfolio are segregated, and a shareholders interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of the significant accounting policies followed by the Funds:

  Security Valuation--Investment securities held by the FMB Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Investment securities of the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund which are listed on a securities exchange for which market quotations are readily available, are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted mean between bid and ask price as provided by a pricing service. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Companys Board of Directors and in accordance with procedures adopted by the Board of Directors.

  Security Transactions and Investment Income--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  Federal Income Taxes--It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provisions for Federal income taxes are required.

  Dividends to Shareholders--The FMB Money Market Fund, FMB Intermediate Government Income Fund, and FMB Michigan Tax-Free Bond Fund each declares dividends of substantially all of their net investment income daily and pays those dividends monthly. The FMB Diversified Equity Fund declares and pays as a dividend substantially all of its net investment income quarterly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions are recorded on ex-date for shareholders.

  Net Asset Value Per Share--The net asset value per share of each Fund is calculated on each business day separately for each class within each Fund. The maximum offering price per share for the Consumer Services Class shares of the FMB Intermediate Government Income and FMB Michigan Tax-Free Bond Funds is equal to the net assets per share plus a sales load of 4.75%. The maximum offering price per share for the FMB Diversified Equity Fund is equal to the net assets per share plus a sales load of 5.75%.

  Repurchase Agreements--Securities pledged as collateral for Repurchase Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Company require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the

                               NOVEMBER 30, 1997

collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

  Expenses--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are prorated to the Funds on the basis of relative net assets. The Consumer Service Class bears a class specific 12b-1 fee. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of relative net asset value each day.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

  On September 26, 1997 shareholders of the FMB Funds approved investment advisory contracts with The Huntington National Bank (the Advisor), a subsidiary of Huntington Bancshares Incorporated. Prior to this date FMB-Trust, a wholly-owned subsidiary of First Michigan Bank Corporation, acted as the Funds' Advisor.

  Pursuant to the Investment Advisory Agreements, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers each Fund's investments. The Advisor is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Investment Advisory Agreements provide for annual fees at the following percentages of average daily net assets.

  For the FMB Money Market Fund:

  0.35% of first $500 million in average net assets; 0.30% of next $500 million in average net assets; and 0.25% of average net assets over $1 billion.

  For the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund, and FMB Diversified Equity Fund: 0.45%, 0.55%, and 1.00% of average daily net assets, respectively.

  Bankers Trust Company serves as custodian (the "Custodian") for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Company or which securities are to be purchased or sold in the Funds.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS

  The Company and SEI Fund Resources ("SFR") are parties to an administration agreement (the "Administrative Agreement") dated March 23, 1996. Under the terms of the Administrative Agreement SFR is entitled to receive an annual fee of 0.20% on the daily average net assets of the Funds. Such fee is computed daily and paid monthly.

  The Company and SEI Investments Distribution Company (the "Distributor") are parties to a Distribution Agreement dated March 23, 1996. The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Consumer Service shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% for the FMB Money Market and up to 0.35% for the FMB Intermediate Government Income, FMB Michigan Tax-Free Bond and FMB Diversified Equity Funds per annum of each Fund's Consumer Service Class average daily net assets for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Classes. The Distributor voluntarily waived 0.10% of the distribution fee for the year ended November 30, 1997 for the FMB Intermediate Government Income, FMB Michigan Tax-Free Bond and FMB Diversified Equity Funds.

  Certain officers of the Company are also officers of SFR and/or the Distributor. Such officers are paid no fees by the Funds.

5. OTHER TRANSACTIONS WITH AFFILIATES

  The Company and SFR are parties to a transfer agency and service agreement dated March 23, 1996 under which SFR provides transfer agency services to the Company.

                               NOVEMBER 30, 1997


6. CONCENTRATION OF CREDIT RISK

  The FMB Michigan Tax-Free Bond Fund invests substantially all of its assets in a portfolio of debt obligations issued by the state of Michigan and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of Michigan.

7. FEDERAL INCOME TAX STATUS

  During the fiscal year ended November 30, 1997, the FMB Money Market Fund utilized $1,045 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $86,955 available through the year 2003 to offset future realized capital gains.

  During the fiscal year ended November 30, 1997, the FMB Intermediate Government Income Fund utilized $50,654 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $341,004 available through the year 2002 and $1,366,912 available through the year 2003 to offset future realized capital gains.

  During the fiscal year ended November 30, 1997, the FMB Michigan Tax-Free Bond Fund utilized $30,641 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $70,561 available through the year 2003 to offset future realized capital gains.

8. INVESTMENT TRANSACTIONS

  During the year ended November 30, 1997, the cost of security purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                          PURCHASES (000)
                                                     --------------------------
                                                        U.S.
                                                     GOVERNMENT  OTHER   TOTAL
                                                     ---------- ------- -------
FMB Intermediate Government Income Fund.............  $35,650   $   --  $35,650
FMB Michigan Tax-Free Bond Fund.....................      --      4,325   4,325
FMB Diversified Equity Fund.........................      --     18,513  18,513
                                                            SALES (000)
                                                     --------------------------
                                                        U.S.
                                                     GOVERNMENT  OTHER   TOTAL
                                                     ---------- ------- -------
FMB Intermediate Government Income Fund.............  $14,061   $   --  $14,061
FMB Michigan Tax-Free Bond Fund.....................      --      2,373   2,373
FMB Diversified Equity Fund.........................      --     21,101  21,101

  At November 30, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized appreciation and depreciation for securities held at November 30, 1997 for each Fund were as follows:

                                               AGGREGATE    AGGREGATE
                                                 GROSS        GROSS
                                              APPRECIATION DEPRECIATION   NET
                                              ------------ ------------ -------
Aggregate Gross Unrealized Gain (Loss) (000)
FMB Intermediate Government Income Fund......   $ 1,798        $152     $ 1,646
FMB Michigan Tax-Free Bond Fund..............     1,602         --        1,602
FMB Diversified Equity Fund..................    32,173         310      31,863

9. PROPOSED REORGANIZATION

  Huntington Bancshares Incorporated (Huntington) parent company of the Advisor acquired First Michigan Bank Corporation on October 1, 1997. A special meeting of shareholders is scheduled to be held on March 17, 1998 in order to consider and approve an agreement and plan of reorganization for the FMB Funds and Monitor Funds, another mutual fund family sponsored by Huntington, under which the FMB Funds will become part of Monitor Funds.

                FMB MONEY MARKET AND MONITOR MONEY MARKET FUNDS

             PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1997
                                  (UNAUDITED)


                                                 FMB        MONITOR
                                             MONEY MARKET MONEY MARKET PRO FORMA
                                                 FUND         FUND     COMBINED
                                             ------------ ------------ ---------
                                               (IN THOUSANDS, EXCEPT PER SHARE
                                                            DATA)
ASSETS:
  Investments at value.....................    $152,779     $418,190   $570,969
  Investments in repurchase agreements.....       8,336       52,770     61,106
  Dividends and interest receivable........         242          124        366
  Receivable for Fund shares sold..........          44          --          44
  Other assets.............................          56          --          56
                                               --------     --------   --------
    Total assets...........................     161,457      471,084    632,541
                                               --------     --------   --------
LIABILITIES:
  Dividend payable.........................         683        1,978      2,661
  Accrued expenses.........................         102          233        335
                                               --------     --------   --------
    Total liabilities......................         785        2,211      2,996
                                               --------     --------   --------
NET ASSETS:
  Paid-in-capital..........................     160,669      468,873    629,542
  Accumulated net realized gain (loss) on
   investments.............................         (87)         --         (87)
  Distributions in excess of net investment
   income..................................          90          --          90
                                               --------     --------   --------
    Total net assets.......................    $160,672     $468,873   $629,545
                                               ========     ========   ========
NET ASSETS:
  Trust Shares.............................    $146,022     $358,019   $504,041
  Investment Shares........................    $ 14,650     $110,854   $125,504
                                               --------     --------   --------
NET ASSET VALUE AND REDEMPTION PROCEEDS PER
 SHARE:
  Trust Shares.............................    $   1.00     $   1.00   $   1.00
  Investment Shares........................    $   1.00     $   1.00   $   1.00
                                               --------     --------   --------
OFFERING PRICE PER SHARE:
  Trust Shares.............................    $   1.00     $   1.00   $   1.00
  Investment Shares........................    $   1.00     $   1.00   $   1.00
                                               --------     --------   --------
SHARES OUTSTANDING:
  Trust Shares.............................     146,002      358,019    504,021
  Investment Shares........................      14,667      110,854    125,521
                                               --------     --------   --------
    Total shares outstanding ($0.001 par
     value)................................     160,669      468,873    629,542
                                               ========     ========   ========
Investments, at identified cost............    $161,115     $470,960   $632,075
                                               ========     ========   ========

   (See Notes which are an integral part of the Pro Forma Combined Financial
                                  Statements)

                FMB MONEY MARKET AND MONITOR MONEY MARKET FUNDS

                  PRO FORMA COMBINED STATEMENT OF OPERATIONS
                         12 MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

                                    FMB        MONITOR     PRO FORMA   PRO FORMA
                                MONEY MARKET MONEY MARKET ADJUSTMENTS  COMBINED
                                ------------ ------------ -----------  ---------
                                                (IN THOUSANDS)
INVESTMENT INCOME:
  Interest income.............     $8,589      $23,763       $ --       $32,352
                                   ------      -------       -----      -------
    Total income..............      8,589       23,763         --        32,352
                                   ------      -------       -----      -------
EXPENSES:
  Investment advisory fees....        549        1,308        (124)(1)    1,733
  Trustee fees................          4           13          (4)(2)       13
  Administrative personnel and
   services...................        314          494        (156)(3)      652
  Custodian and recordkeeping
   fees and expenses..........         17          244          71 (4)      332
  Transfer and dividend
   disbursing agent fees and
   expenses...................         55           32         (42)          45
  Fund share registration
   costs......................         30           43         --            73
  Legal and auditing fees.....         47           56         (43)(5)       60
  Printing and postage........         26           48         --            74
  Organization costs..........          3          --          --             3
  Insurance premiums..........        --            24         --            24
  Distribution services fees..         46          101         (27)(6)      120
  Other.......................         14          --          --            14
                                   ------      -------       -----      -------
    Total expenses............      1,105        2,363        (325)       3,143
                                   ------      -------       -----      -------
    Net investment income.....      7,484       21,400         325       29,209
                                   ------      -------       -----      -------
Change in net assets resulting
 from operations..............     $7,484      $21,400       $ 325      $29,209
                                   ======      =======       =====      =======

--------
(1) To adjust Advisory fees to adopt the Monitor Fund's fee structure for the combined assets.
(2) To eliminate duplicative Trustee fees.
(3) To adjust Administration fees to adopt the Monitor Fund's fee structure for the combined assets.
(4) To adjust Custodian and Recordkeeping fees to adopt the Monitor Fund's fee structure for the combined assets.
(5) To eliminate duplicative Professional fees.
(6) To adjust Distribution services fees to adopt the Monitor Fund's fee structure for combined assets.

   (See Notes which are an integral part of the Pro Forma Combined Financial
                                  Statements)

                FMB MONEY MARKET AND MONITOR MONEY MARKET FUNDS

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)

    PRINCIPAL AMOUNT (IN THOUSANDS)                                                             MARKET VALUE (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
 JUNE 30, 1997 JUNE 30, 1997                                                               JUNE 30, 1997 JUNE 30, 1997
--------------------------------------------------------------------------------------------------------------------------------
      FMB      MONITOR MONEY                        SECURITY DESCRIPTION                        FMB      MONITOR MONEY
 MONEY MARKET     MARKET     PRO FORMA                                                     MONEY MARKET     MARKET     PRO FORMA
                             COMBINED                                                                                  COMBINED
--------------------------------------------------------------------------------------------------------------------------------
                                       ASSET BACKED--2.2%
--------------------------------------------------------------------------------------------------------------------------------
    $8,000        $  --       $8,000   Ciesco, 5.52%, 8/4/97........................          $ 7,940       $   --      $ 7,940
       --          6,000       6,000   New Center Assets Trust, 5.53%, 9/22/97......              --          5,924       5,924
--------------------------------------------------------------------------------------------------------------------------------
                                       Total Asset Backed...........................            7,940         5,924      13,864
--------------------------------------------------------------------------------------------------------------------------------
                                       COMMERCIAL PAPER--83.9%
--------------------------------------------------------------------------------------------------------------------------------
                                       AGRICULTURE--3.6%
       --          5,000       5,000   Cargill Financial Services, 6.53%, 8/21/97...              --          4,961       4,961
       --          5,000       5,000   Cargill Inc., 5.52%, 8/6/97..................              --          4,945       4,945
       --          5,000       5,000   Cargill Inc., 5.51%, 9/11/98.................              --          4,972       4,972
     8,000           --        8,000   Deere & Co., 5.54%, 7/25/97..................            7,971           --        7,971
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                7,971        14,878      22,849
--------------------------------------------------------------------------------------------------------------------------------
                                       AUTOMOTIVE--1.6%
       --          5,000       5,000   Daimler Benz N.A., 5.62%, 7/22/97............              --          4,984       4,984
       --          5,000       5,000   Daimler Benz N.A., 5.56%, 9/11/97............              --          4,944       4,944
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  --          9,928       9,928
--------------------------------------------------------------------------------------------------------------------------------
                                       BANKING--7.4%
       --          5,000       5,000   JP Morgan & Co., 5.54%, 10/01/97.............                          4,929       4,929
     7,500           --        7,500   First Tennessee Bank, 5.69%, 7/17/97.........            7,500           --        7,500
       --          5,000       5,000   National City Credit Corp., 5.59%, 9/11/97...              --          4,946       4,946
       --          5,000       5,000   National City Credit Corp., 5.58%, 9/17/97...              --          4,940       4,940
     8,700           --        8,700   Norwest, 5.54%, 8/13/97......................            8,643           --        8,643
       --          5,000       5,000   Royal Bank of Canada, 5.58%, 7/15/97.........              --          4,989       4,989
       --          6,000       6,000   Toronto Dominion Holdings, 5.58%, 8/11/97....              --          5,962       5,962
       --          5,000       5,000   Toronto Dominion Holdings, 5.59%, 8/18/98....              --          4,963       4,963
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               16,143        30,729      46,872
--------------------------------------------------------------------------------------------------------------------------------
                                       BUSINESS SERVICES--0.8%
       --          5,000       5,000   Electronic Data Services, 5.52%, 8/29/97.....              --          4,955       4,955
--------------------------------------------------------------------------------------------------------------------------------
                                       CHEMICALS--3.9%
       --          5,000       5,000   Akzo Nobel, 5.58%, 7/10/97...................              --          4,993       4,993
       --          5,000       5,000   du Pont (E.I.) de Nemours & Co., 5.53%, 7/9/97.            --          4,994       4,994
     7,500           --        7,500   du Pont (E.I.) de Nemours & Co., 5.52%, 7/10/97.         7,490           --        7,490
       --          7,000       7,000   du Pont (E.I.) de Nemours & Co., 5.50%, 9/04/97.           --          6,930       6,930
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                7,490        16,917      24,407
--------------------------------------------------------------------------------------------------------------------------------
                                       CONSUMER PRODUCTS--1.9%
       --          5,000       5,000   Proctor & Gamble, 5.50%, 7/10/97.............              --          5,000       5,000
       --          7,000       7,000   Proctor & Gamble, 5.55%, 8/4/97..............              --          6,963       6,963
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  --         11,963      11,963
--------------------------------------------------------------------------------------------------------------------------------
                                       DIVERSIFIED--2.9%
       --          5,000       5,000   General Electric Co., 5.54%, 7/7/97..........              --          4,995       4,995
     8,500           --        8,500   John Deere Capital Corp., 5.54%, 8/11/97.....            8,445           --        8,445
       --          5,000       5,000   Minnesota Mining & Manufacturing, 5.50%, 8/22/97.          --          4,960       4,960
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                8,445         9,955      18,400
--------------------------------------------------------------------------------------------------------------------------------

                                   continued

                FMB MONEY MARKET AND MONITOR MONEY MARKET FUNDS

                                  (UNAUDITED)

    PRINCIPAL AMOUNT (IN THOUSANDS)                                    MARKET VALUE (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------
 JUNE 30, 1997 JUNE 30, 1997                                      JUNE 30, 1997 JUNE 30, 1997
-------------------------------------------------------------------------------------------------------
      FMB      MONITOR MONEY             SECURITY DESCRIPTION          FMB      MONITOR MONEY
 MONEY MARKET     MARKET     PRO FORMA                            MONEY MARKET     MARKET     PRO FORMA
                             COMBINED                                                         COMBINED
-------------------------------------------------------------------------------------------------------
                                       ELECTRONICS--3.1%
                                       Motorola Inc., 5.50%,
    $  --         $ 5,000     $ 5,000  9/3/97..................      $   --        $ 4,951     $ 4,951
                                       Sharp Electronics Corp.,
       --           5,000       5,000  5.54%, 8/1/97...........          --          4,976       4,976
                                       Sharp Electronics Corp.,
       --           5,000       5,000  5.59%, 8/1/97...........          --          4,976       4,976
                                       Siemens Capital Corp.,
       --           5,000       5,000  5.54%, 8/13/97..........          --          4,967       4,967
-------------------------------------------------------------------------------------------------------
                                                                         --         19,870      19,870
-------------------------------------------------------------------------------------------------------
                                       ENTERTAINMENT--1.6%
                                       Walt Disney Inc., 5.51%,
       --           5,000       5,000  9/3/97..................          --          4,951       4,951
                                       Walt Disney Inc., 5.48%,
       --           5,000       5,000  9/15/97.................          --          4,942       4,942
-------------------------------------------------------------------------------------------------------
                                                                         --          9,893       9,893
-------------------------------------------------------------------------------------------------------
                                       FINANCE--COMMERCIAL--
                                       4.7%
                                       Commercial Credit Corp.,
     7,800            --        7,800  5.55%, 7/7/97...........        7,793           --        7,793
                                       IBM Credit Corp., 5.58%,
       --           5,000       5,000  7/15/97.................          --          4,989       4,989
                                       IBM Credit Corp., 5.53%,
       --           5,000       5,000  8/20/97.................          --          4,962       4,962
                                       Pitney Bowes Credit
       --           7,000       7,000  Corp., 5.52%, 7/23/97...          --          6,976       6,976
                                       Xerox Credit Corp.,
       --           5,000       5,000  5.58%, 7/17/97..........          --          4,988       4,988
-------------------------------------------------------------------------------------------------------
                                                                       7,793        21,915      29,708
-------------------------------------------------------------------------------------------------------
                                       FINANCIAL--11.8%
                                       American Express Credit
     8,500            --        8,500  Corp., 5.52%7/24/97.....        8,470           --        8,470
                                       Beneficial Corp., 5.55%,
     8,300            --        8,300  8/15/97.................        8,242           --        8,242
                                       CIT Group Holdings,
     8,200            --        8,200  5.54%, 9/22/97..........        8,095           --        8,095
                                       Ford Motor Credit Corp.,
     8,000            --        8,000  5.60%, 7/2/97...........        7,999           --        7,999
                                       Ford Motor Credit Corp.,
       --           5,000       5,000  5.61%, 7/8/97...........          --          5,000       5,000
                                       General Electric Capital
     8,000            --        8,000  Corp., 5.55%, 7/9/97....        7,990           --        7,990
                                       General Motors
                                       Acceptance Corp., 5.58%,
                   10,000      10,000  7/11/97.................          --         10,000      10,000
                                       Prudential Funding
       --          10,000      10,000  Corp., 5.30%, 7/1/97....          --         10,000      10,000
                                       Prudential Funding
     8,500            --        8,500  Corp., 5.55%, 8/7/97....        8,452           --        8,452
-------------------------------------------------------------------------------------------------------
                                                                      49,248        25,000      74,248
-------------------------------------------------------------------------------------------------------
                                       FOOD & BEVERAGE--6.8%
                                       Anheuser Busch Co.,
       --           5,000       5,000  5.45%, 7/3/97...........          --          4,998       4,998
                                       Anheuser Busch Co.,
       --           5,000       5,000  5.50%, 8/1/97...........          --          4,976       4,976
                                       Coca Cola Co., 5.52%,
       --           5,000       5,000  7/29/97.................          --          4,979       4,979
                                       Coca Cola Co., 5.51%,
       --           5,000       5,000  8/7/97..................          --          4,972       4,972
                                       Coca Cola Co., 5.50%,
       --           5,000       5,000  9/18/97.................          --          4,940       4,940
                                       PepsiCo Inc., 5.52%,
     8,000            --        8,000  7/14/97.................        7,984           --        7,984
                                       PepsiCo Inc., 5.53%,
       --           5,000       5,000  7/18/97.................          --          4,987       4,987
                                       PepsiCo Inc., 5.50%,
       --           5,000       5,000  8/29/97.................          --          4,955       4,955
-------------------------------------------------------------------------------------------------------
                                                                       7,984        34,807      42,791
-------------------------------------------------------------------------------------------------------
                                       FOOD PRODUCTS--3.5%
                                       Golden Peanut Co.,
       --           7,000       7,000  5.55%, 8/12/97..........          --          6,955       6,955
                                       Hershey Foods, 5.57%,
       --           5,000       5,000  7/22/97.................          --          4,984       4,984
                                       Nestle Capital Corp.,
       --           5,000       5,000  5.51%, 7/3/97...........          --          4,998       4,998
                                       Nestle Capital Corp.,
       --           5,000       5,000  5.53%, 7/17/97..........          --          4,988       4,988
-------------------------------------------------------------------------------------------------------
                                                                         --         21,925      21,925

                                   continued

                FMB MONEY MARKET AND MONITOR MONEY MARKET FUNDS

                                  (UNAUDITED)

    PRINCIPAL AMOUNT (IN THOUSANDS)                                    MARKET VALUE (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------
 JUNE 30, 1997 JUNE 30, 1997                                      JUNE 30, 1997 JUNE 30, 1997
-------------------------------------------------------------------------------------------------------
      FMB      MONITOR MONEY             SECURITY DESCRIPTION          FMB      MONITOR MONEY
 MONEY MARKET     MARKET     PRO FORMA                            MONEY MARKET     MARKET     PRO FORMA
                             COMBINED                                                         COMBINED
-------------------------------------------------------------------------------------------------------
                                       INSURANCE--3.9%
                                       A I Credit Corp., 5.55%,
     $--          $ 5,000     $ 5,000  7/7/97..................       $--          $ 4,995     $ 4,995
                                       A I Credit Corp., 5.56%,
      --            5,000       5,000  7/21/97.................        --            4,985       4,985
                                       Met Life Funding Corp.,
      --            5,051       5,051  5.54%, 8/12/97..........        --            5,018       5,018
                                       USAA Capital Corp.,
      --            5,000       5,000  5.62%, 7/25/97..........        --            4,981       4,981
                                       USAA Capital Corp.,
      --            5,000       5,000  5.60%, 8/5/97...........        --            4,973       4,973
-------------------------------------------------------------------------------------------------------
                                                                       --           24,952      24,952
-------------------------------------------------------------------------------------------------------
                                       LUMBER & WOOD PRODUCTS--
                                       0.8%
                                       Weyerhauser Co., 5.56%,
      --            5,000       5,000  7/8/97..................        --            4,995       4,995
-------------------------------------------------------------------------------------------------------
                                       METALS & MINING--0.8%
                                       RTZ American Inc.,
      --            5,000       5,000  5.62%, 8/1/97...........        --            4,976       4,976
-------------------------------------------------------------------------------------------------------
                                       OFFICE EQUIPMENT--1.2%
                                       Xerox Corp., 5.53%,
      --            7,600       7,600  9/5/97..................        --            7,523       7,523
-------------------------------------------------------------------------------------------------------
                                       OIL & GAS--1.6%
                                       Amoco Co., 5.52%,
      --            5,000       5,000  9/2/97..................        --            4,952       4,952
                                       Amoco Co., 5.51%,
      --            5,000       5,000  10/2/97.................        --            4,929       4,929
-------------------------------------------------------------------------------------------------------
                                                                       --            9,881       9,881
-------------------------------------------------------------------------------------------------------
                                       PHARMACEUTICALS--2.4%
                                       Schering Plough Corp.,
      --           10,000      10,000  5.55%, 7/7/97...........        --            9,991       9,991
                                       Unilever Capital Corp.,
      --            5,000       5,000  5.52%, 7/29/97..........        --            4,979       4,979
-------------------------------------------------------------------------------------------------------
                                                                       --           14,970      14,970
-------------------------------------------------------------------------------------------------------
                                       PRINTING & PUBLISHING--
                                       5.1%
                                       Gannett Co., 5.50%,
      --            7,700       7,700  8/15/97.................        --            7,647       7,647
                                       Gannett Co., 5.50%,
      --            5,000       5,000  8/18/97.................        --            4,963       4,963
                                       McGraw Hill Inc., 5.62%,
      --            5,000       5,000  8/5/97..................        --            4,973       4,973
                                       McGraw Hill Inc., 5.54%,
      --            7,000       7,000  9/30/97.................        --            6,902       6,902
                                       R R Donnelly & Sons,
      --            7,500       7,500  5.54%, 7/21/97..........        --            7,477       7,477
-------------------------------------------------------------------------------------------------------
                                                                       --           31,962      31,962
-------------------------------------------------------------------------------------------------------
                                       RETAIL--1.6
                                       May Department Stores,
      --            5,000       5,000  5.55%, 7/7/97...........        --            4,995       4,995
                                       May Department Stores,
      --            5,000       5,000  5.56%, 7/11/97..........        --            4,992       4,992
-------------------------------------------------------------------------------------------------------
                                                                       --            9,987       9,987
-------------------------------------------------------------------------------------------------------
                                       SOVEREIGN GOVERNMENT--
                                       3.2%
                                       Canadian Wheat Board,
      --            5,500       5,500  5.57%, 7/10/97..........        --            5,492       5,492
                                       Canadian Wheat Board,
      --            5,000       5,000  5.53%, 8/28/97..........        --            4,955       4,955
                                       Wool International,
      --            5,000       5,000  5.56%, 7/28/97..........        --            4,979       4,979
                                       Wool International,
      --            5,000       5,000  5.52%, 8/14/97..........        --            4,966       4,966
-------------------------------------------------------------------------------------------------------
                                                                       --           20,392      20,392
-------------------------------------------------------------------------------------------------------

                                   continued

                FMB MONEY MARKET AND MONITOR MONEY MARKET FUNDS

            PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (CONCLUDED)
                                  (UNAUDITED)

    PRINCIPAL AMOUNT (IN THOUSANDS)
-----------------------------------------------------------------------------------------------
 JUNE 30, 1997 JUNE 30, 1997
-----------------------------------------------------------------------------------------------
      FMB      MONITOR MONEY                        SECURITY DESCRIPTION
 MONEY MARKET     MARKET     PRO FORMA
                             COMBINED
-----------------------------------------------------------------------------------------------
                                       TELECOMMUNICATIONS--8.4%
    $   --        $10,000     $10,000  AT&T Corp., 5.54%, 7/02/97...................
        --          5,000       5,000  AT&T Corp., 5.50%, 8/15/97...................
        --          5,000       5,000  Ameritech Corp., 5.54%, 7/18/97..............
        --          5,000       5,000  Ameritech Corp., 5.55%, 9/8/97...............
        --         10,000      10,000  Bell South Capital Funding, 5.53%, 7/2/97....
        --         10,000      10,000  Bell South Telecommunications, 5.50%, 7/3/97.
      8,000           --        8,000  Lucent Technologies, 5.53%, 8/5/97...........
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                       TOBACCO--1.3%
      8,000           --        8,000  Phillip Morris, 5.53%, 8/21/97...............
-----------------------------------------------------------------------------------------------
                                       Total Commercial Paper.......................
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                       US TREASURY SECURITIES--1.3%
-----------------------------------------------------------------------------------------------
      8,000           --        8,000  Treasury Bill, 10/16/97......................
-----------------------------------------------------------------------------------------------
                                       GOVERNMENT AGENCIES--3.3%
     10,000           --       10,000  Federal National Mortgage Association Floater, 5.27%
                                       8/22/97*.....................................
      6,000           --        6,000  Federal National Mortgage Association, 5.71%, 3/18/98.
        --          5,000       5,000  Student Loan Marketing Association, 5.42%, 10/30/97.
-----------------------------------------------------------------------------------------------
                                       Total Government Agencies....................
-----------------------------------------------------------------------------------------------
        --         52,770      52,770  REPURCHASE AGREEMENTS--9.7%
                                       Morgan Stanley & Co., Inc. dated 6/30/97
                                       5.90%, due 7/1/97 repurchase price
                                       $52,778,648 (collateralized by FHLB, FNMA
                                       obligations, total par value of $53,700,000,
                                       6.04%-6.09%, 6/16/97-6/14/99, total market
                                       value $53,820,602............................
                                       First Union Bank, dated 6/30/97 5.92%, due
      8,336           --        8,336  7/1/97
                                       repurchase price $8,337,371 (collateralized
                                       by US Treasury Note, total par value of
                                       $8,471,000, 6.25%, 6/30/98, total market
                                       value $8,502,766)............................
-----------------------------------------------------------------------------------------------
                                       Total Repurchase Agreements..................
-----------------------------------------------------------------------------------------------
                                       Total Investments (cost $161,115; $470,960
                                       and $632,075, respectively)..................
-----------------------------------------------------------------------------------------------
                                                               MARKET VALUE (IN THOUSANDS)
-----------------------------------------------------------------------------------------------
                                                          JUNE 30, 1997 JUNE 30, 1997
-----------------------------------------------------------------------------------------------
                                                               FMB      MONITOR MONEY
                                                          MONEY MARKET     MARKET     PRO FORMA
                                                                                      COMBINED
-----------------------------------------------------------------------------------------------
                                                            $    --       $  9,998    $  9,998
                                                                 --          4,966       4,966
                                                                 --          4,987       4,987
                                                                 --          4,947       4,947
                                                                 --          9,998       9,998
                                                                 --          9,997       9,997
                                                               7,957           --        7,957
-----------------------------------------------------------------------------------------------
                                                               7,957        44,893      52,850
-----------------------------------------------------------------------------------------------
                                                               7,937           --        7,937
-----------------------------------------------------------------------------------------------
                                                             120,968       407,266     528,234
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                               7,877           --        7,877
-----------------------------------------------------------------------------------------------
                                                               9,999           --        9,999
                                                               5,995           --        5,995
                                                                 --          5,000       5,000
-----------------------------------------------------------------------------------------------
                                                              15,994         5,000      20,994
-----------------------------------------------------------------------------------------------
                                                                 --         52,770      52,770
                                                               8,336           --        8,336
-----------------------------------------------------------------------------------------------
                                                               8,336        52,770      61,106
-----------------------------------------------------------------------------------------------
                                                            $161,115      $470,960    $632,075
-----------------------------------------------------------------------------------------------

   * Floating Rate Certificates are securities with interest rates that change whenever a specific interest rate changes. The interest rate is based on an index of market interest rates or other index. The rate on the Pro Forma Combined Schedule of Investments is the rate in effect on June 30, 1997.

   (See Notes which are an integral part of the Pro Forma Combined Financial
                                  Statements)

                FMB MONEY MARKET AND MONITOR MONEY MARKET FUNDS

               NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

1. BASIS OF COMBINATION

  The pro forma combined statement of assets and liabilities, including the pro forma combined schedule of investments, reflect the accounts of First Michigan Bank (FMB) Money Market Fund and the accounts of the Monitor Money Market Fund (collectively, the Funds) as of June 30, 1997 and the related pro forma combined statement of operations for the 12 month period ended June 30, 1997.

  The pro forma combined financial statements give effect to the proposed transfer of the assets and liabilities of the FMB Money Market Fund in exchange for shares of the Monitor Money Market Fund. Under the terms of the Agreement and Plan of Reorganization between the FMB Money Market Fund and the Monitor Money Market Fund (the "Plan"), the combination of the FMB Money Market Fund and Monitor Money Market Fund will be accounted for by the method of accounting for tax free mergers of investments companies (sometimes referred to as the pooling without restatement method). The acquisition will be accomplished by an exchange of all outstanding shares of each class for the FMB Money Market Fund for shares of specified classes of the Monitor Money Market Fund. Accordingly, the historical cost of investment securities will be carried forward to the surviving portfolio and the results of operations of the surviving portfolio for the pre-combining periods will not be restated. The pro forma combined financial statements do not reflect the expenses of the FMB Money Market Fund and Monitor Money Market Fund in carrying out their obligations under the Plan as these expenses are immaterial to the financial statements.

  Each Fund has similar investment objectives which remain unchanged as a result of the combination.

  The pro forma financial statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference to the respective prospectuses or statements of additional information. The pro forma combined statement of assets and liabilities has been prepared as if the combination had taken place at June 30, 1997. Certain amounts have been reclassified to conform to current presentation.

2. PRO FORMA OPERATIONS

  The pro forma combined statement of operations assumes similar rates of gross investment income from the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of the gross investment income of each Fund.

  Pro forma operating expenses reflect the expected expenses of the Monitor Money Market Fund assuming combination of the Funds for the 12 month period ended June 30, 1997. As such, pro forma fees for investment advisory, trustee's, administrative personnel and services, custodian and recordkeeping, legal and audit and distribution service fees were calculated based on the fee schedules in effect at June 30, 1997 for the Monitor Money Market Fund.

3. PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

  Assuming normal market conditions, the investment adviser does not currently expect to divest significant amounts of combined portfolio holdings.

4. SURVIVING ENTITY

  The Monitor Money Market Fund will be the surviving entity for accounting purposes. This determination was based upon the relative size of each Fund and that the surviving Fund will be managed by the Monitor Money Market Fund's current adviser employing current investment objectives, policies and restrictions.

                FMB DIVERSIFIED EQUITY AND MONITOR GROWTH FUNDS
            PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                    FMB     MONITOR     PRO
                                                DIVERSIFIED  GROWTH    FORMA
                                                EQUITY FUND   FUND    COMBINED
                                                ----------- --------  --------
                                                  (IN THOUSANDS, EXCEPT PER
                                                         SHARE DATA)
ASSETS:
  Investments at value.........................   $71,035   $214,738  $285,773
  Investments in repurchase agreements.........     7,692        --      7,692
  Dividends and interest receivable............        76        173       249
  Receivable for investments sold..............       --       1,881     1,881
  Receivable for Fund shares sold..............        31        --         31
                                                  -------   --------  --------
    Total assets...............................    78,834    216,792   295,626
                                                  -------   --------  --------
LIABILITIES:
  Accrued expenses.............................       170        190       360
                                                  -------   --------  --------
    Total liabilities..........................       170        190       360
                                                  -------   --------  --------
NET ASSETS:
  Paid-in-capital..............................    43,945    129,129   173,074
  Net unrealized appreciation (depreciation) of
   investments.................................    32,366     82,673   115,039
  Accumulated net realized gain (loss) on
   investments.................................     2,349      4,866     7,215
  Undistributed net investment income..........         4        (66)      (62)
                                                  -------   --------  --------
    Total net assets...........................   $78,664   $216,602  $295,266
                                                  =======   ========  ========
NET ASSETS:
  Trust Shares.................................   $70,239   $211,505  $281,744
  Investment Shares............................   $ 8,425   $  5,097  $ 13,522
                                                  -------   --------  --------
NET ASSET VALUE AND REDEMPTION PROCEEDS PER
 SHARE:
  Trust Shares.................................   $ 19.57   $  40.85  $  40.85
  Investment Shares............................   $ 19.57   $  40.83  $  40.83
                                                  -------   --------  --------
OFFERING PRICE PER SHARE:
  Trust Shares.................................   $ 19.57   $  40.85  $  40.85
  Investment Shares *..........................   $ 20.76   $  42.53  $  42.53
                                                  -------   --------  --------
SHARES OUTSTANDING:
  Trust Shares.................................     3,589      5,178     6,897
  Investment Shares............................       431        125       332
                                                  -------   --------  --------
    Total shares outstanding ($0.001 par
     value)....................................     4,020      5,303     7,229
                                                  =======   ========  ========
Investments, at identified cost................   $46,361   $132,065  $178,426
                                                  =======   ========  ========

*Computation of offering price: 100/94.25 of net assets value for the FMB Fund and 100/96 of net asset value for the Monitor Fund and combined Fund.

   (See Notes which are an integral part of the Pro Forma Combined Financial
                                  Statements)

                FMB DIVERSIFIED EQUITY AND MONITOR GROWTH FUNDS

                  PRO FORMA COMBINED STATEMENT OF OPERATIONS
                         12 MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

                                         FMB
                                     DIVERSIFIED MONITOR  PRO FORMA   PRO FORMA
                                       EQUITY    GROWTH  ADJUSTMENTS  COMBINED
                                     ----------- ------- -----------  ---------
                                                  (IN THOUSANDS)
INVESTMENT INCOME:
  Interest income...................   $   368   $   205    $ --       $   573
  Dividend income...................     1,059     3,057      --         4,116
                                       -------   -------    -----      -------
    Total income....................     1,427     3,262      --         4,689
                                       -------   -------    -----      -------
EXPENSES:
  Investment advisory fees..........       677     1,103     (268)(1)    1,512
  Trustee's fees....................         2         4       (2)(2)        4
  Administrative personnel and
   services.........................       135       202      (60)(3)      277
  Custodian and recordkeeping fees
   and expenses.....................        21       103       17 (4)      141
  Transfer and dividend disbursing
   agent fees and expenses..........        41        29      (27)          43
  Fund share registration costs.....        12        22      --            34
  Legal and auditing fees...........        22        11      (18)(5)       15
  Printing and postage..............        12         7      --            19
  Organization costs................         3       --       --             3
  Insurance premiums................       --          8      --             8
  Distribution services fees........        25        11       (7)(6)       29
  Other.............................         6       --       --             6
                                       -------   -------    -----      -------
    Total expenses..................       956     1,500     (365)       2,091
                                       -------   -------    -----      -------
Deduct --
  Waiver of distribution services
   fees.............................         7       --        (7)(7)      --
                                       -------   -------    -----      -------
NET EXPENSES:.......................       949     1,500     (358)       2,091
                                       -------   -------    -----      -------
    Net investment income...........       478     1,762      358        2,598
                                       -------   -------    -----      -------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
  Net realized gain on investments
   (identified cost basis)..........     3,285     6,829      --        10,114
  Net change in unrealized
   appreciation on investments......    13,907    40,890      --        54,797
                                       -------   -------    -----      -------
    Net realized and unrealized gain
     on investments.................    17,192    47,719      --        64,911
                                       -------   -------    -----      -------
Change in net assets resulting from
 operations.........................   $17,670   $49,481    $ 358      $67,509
                                       =======   =======    =====      =======

--------
(1) To adjust Advisory fees to adopt the Monitor Fund's fee structure for the combined assets.
(2) To eliminate duplicative Trustee's fees.
(3) To adjust Administration fees to adopt the Monitor Fund's fee structure for the combined assets.
(4) To adjust Custodian and Recordkeeping fees to adopt the Monitor Fund's fee structure for the combined assets.
(5) To eliminate duplicative Professional fees.
(6) To adjust Distribution services fees to adopt the Monitor Fund's fee structure for combined assets.
(7) To adjust expenses voluntarily reduced for Distribution fees to the Monitor Fund's fee structure for the combined assets.

   (See Notes which are an integral part of the Pro Forma Combined Financial
                                  Statements)

                FMB DIVERSIFIED EQUITY AND MONITOR GROWTH FUNDS

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)

         SHARES (IN THOUSANDS)                                       MARKET VALUE (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
 JUNE 30, 1997 JUNE 30, 1997                                     JUNE 30, 1997 JUNE 30, 1997
-----------------------------------------------------------------------------------------------------
      FMB                                                             FMB                      PRO
  DIVERSIFIED     MONITOR    PRO FORMA                            DIVERSIFIED     MONITOR     FORMA
    EQUITY        GROWTH     COMBINED    SECURITY DESCRIPTION       EQUITY        GROWTH     COMBINED
-----------------------------------------------------------------------------------------------------
                                       COMMON STOCK--95.6%
-----------------------------------------------------------------------------------------------------
                                       ADVERTISING--1.5%
                                       Interpublic Group of
       --            50           50   Companies, Inc..........     $  --        $  3,066    $  3,066
-----------------------------------------------------------------------------------------------------
                                       AEROSPACE & DEFENSE--
                                       0.6%
         7          --             7   Lockheed Martin.........        725            --          725
        20          --            20   Raytheon Co.............      1,020            --        1,020
-----------------------------------------------------------------------------------------------------
                                                                     1,745            --        1,745
-----------------------------------------------------------------------------------------------------
                                       AUTOMOTIVE--1.1%
         9          --             9   Autoliv, Inc.*..........        333            --          333
        11          --            11   Autozone, Inc.*.........        259            --          259
        10          --            10   Ford Motor Co...........        378            --          378
        23          --            23   Genuine Parts Co........        762            --          762
        28          --            28   TRW Inc.................      1,591            --        1,591
-----------------------------------------------------------------------------------------------------
                                                                     3,323            --        3,323
-----------------------------------------------------------------------------------------------------
                                       BANKING--1.6%
        23          --            23   Banc One Corp...........      1,114            --        1,114
        15          --            15   Citicorp................      1,808            --        1,808
        30          --            30   Norwest Corp............      1,688            --        1,688
-----------------------------------------------------------------------------------------------------
                                                                     4,610            --        4,610
-----------------------------------------------------------------------------------------------------
                                       BASIC INDUSTRY--0.4%
                                       Worthington Industries,
       --            64           64   Inc.....................        --           1,172       1,172
-----------------------------------------------------------------------------------------------------
                                       BUSINESS SERVICES--1.8%
       --            19           19   Cintas Corp.............        --           1,306       1,306
       --           100          100   Cognizant Corp..........        --           4,050       4,050
-----------------------------------------------------------------------------------------------------
                                                                       --           5,356       5,356
-----------------------------------------------------------------------------------------------------
                                       CAPITAL GOODS--2.0%
       --           110          110   Boeing Co...............        --           5,837       5,837
-----------------------------------------------------------------------------------------------------
                                       CHEMICALS--5.8%
         6          --             6   Eastman Chemical Co.....        381            --          381
       --           260          260   Hanna (M.A.) Co.........        --           7,491       7,491
                                       Millennium Chemicals
       --             5            5   Inc.....................        --             114         114
                                       Morton International
        25          --            25   Inc.....................        755            --          755
       --            17           17   Potash Corp.............        --           1,246       1,246
       --           200          200   Sigma Aldrich Corp......        --           7,012       7,012
-----------------------------------------------------------------------------------------------------
                                                                     1,136         15,863      16,999
-----------------------------------------------------------------------------------------------------
                                       COMPUTERS--1.9%
         8          --             8   Diebold.................        293            --          293
        16          --            16   Hewlett Packard Co......        896            --          896
        13          --            13   Microsoft Inc.*.........      1,643            --        1,643
        32          --            32   Oracle Corp.*...........      1,587            --        1,587
        18          --            18   Solectron Corp.*........      1,260            --        1,260
-----------------------------------------------------------------------------------------------------
                                                                     5,679            --        5,679
-----------------------------------------------------------------------------------------------------

                                   continued

                FMB DIVERSIFIED EQUITY AND MONITOR GROWTH FUNDS

                                  (UNAUDITED)

         SHARES (IN THOUSANDS)                                        MARKET VALUE (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
 JUNE 30, 1997 JUNE 30, 1997                                      JUNE 30, 1997 JUNE 30, 1997
------------------------------------------------------------------------------------------------------
      FMB                                                              FMB                      PRO
  DIVERSIFIED     MONITOR    PRO FORMA                             DIVERSIFIED     MONITOR     FORMA
    EQUITY        GROWTH     COMBINED    SECURITY DESCRIPTION        EQUITY        GROWTH     COMBINED
------------------------------------------------------------------------------------------------------
                                       CONSUMER NON-DURABLES--
                                       4.6%
       --           120          120   Colgate-Palmolive.......     $    --       $  7,830    $  7,830
        19          --            19   Gillette Co.............        1,800           --        1,800
       --           100          100   Fortunes Brands, Inc....          --          3,731       3,731
       --             9            9   Hanson PLC-ADR..........          --            219         219
------------------------------------------------------------------------------------------------------
                                                                       1,800        11,780      13,580
------------------------------------------------------------------------------------------------------
                                       CONSUMER PRODUCTS--11.7%
       --           170          170   American Greeting Corp..          --          6,311       6,311
                                       International Flavors &
        21           87          108   Fragrances..............        1,060         4,407       5,467
       --           106          106   Media General, Class A..          --          4,000       4,000
       --           115          115   Newell Co...............          --          4,557       4,557
        15          --            15   Proctor & Gamble........        2,119           --        2,119
       --            63           63   Tambrands, Inc..........          --          3,124       3,124
       --            50           50   Wrigley Wm Jr. Co.......          --          3,350       3,350
------------------------------------------------------------------------------------------------------
                                                                       3,179        25,749      28,928
------------------------------------------------------------------------------------------------------
                                       CONTAINERS & PACKAGING--
                                       1.4%
       --           100          100   Avery Dennison Corp.....          --          4,012       4,012
------------------------------------------------------------------------------------------------------
                                       ELECTRICAL EQUIPMENT--
                                       5.6%
        26           30           56   AMP, Inc................        1,085         1,232       2,317
       --            71           71   Emmerson Electric Co....          --          3,898       3,898
        36           59           95   General Electric Co.....        2,353         3,844       6,197
       --            67           67   Hubbell, Inc............          --          2,960       2,960
        30          --            30   Molex...................        1,095           --        1,095
------------------------------------------------------------------------------------------------------
                                                                       4,533        11,934      16,467
------------------------------------------------------------------------------------------------------
                                       ENERGY--4.8%
       --            95           95   Anadarko Petroleum......          --          5,700       5,700
       --             9            9   Energy Group PLC-ADR....          --            371         371
       --            65           65   Schlumberger............          --          8,125       8,125
------------------------------------------------------------------------------------------------------
                                                                         --         14,196      14,196
------------------------------------------------------------------------------------------------------
                                       ENTERTAINMENT &
                                       LEISURE--1.3%
        10          --            10   Callaway Golf...........          355           --          355
        26          --            26   Carnival Corp., Class A.        1,072           --        1,072
        35          169          204   Mattel Inc..............        1,186         5,716       6,902
        15          --            15   Walt Disney.............        1,204           --        1,204
------------------------------------------------------------------------------------------------------
                                                                       3,817         5,716       9,533
------------------------------------------------------------------------------------------------------
                                       ENVIRONMENTAL SERVICES--
                                       0.3%
        30          --            30   Waste Management, Inc...          964           --          964
------------------------------------------------------------------------------------------------------
                                       FINANCIAL SERVICES--2.7%
       --            95           95   American Express........          --          7,077       7,077
        24          --            24   FNMA....................        1,047           --        1,047
------------------------------------------------------------------------------------------------------
                                                                       1,047         7,077       8,124
------------------------------------------------------------------------------------------------------

                                   continued

                FMB DIVERSIFIED EQUITY AND MONITOR GROWTH FUNDS

                                  (UNAUDITED)

         SHARES (IN THOUSANDS)                                        MARKET VALUE (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
 JUNE 30, 1997 JUNE 30, 1997                                      JUNE 30, 1997 JUNE 30, 1997
------------------------------------------------------------------------------------------------------
      FMB                                                              FMB                      PRO
  DIVERSIFIED     MONITOR    PRO FORMA                             DIVERSIFIED     MONITOR     FORMA
    EQUITY        GROWTH     COMBINED    SECURITY DESCRIPTION        EQUITY        GROWTH     COMBINED
------------------------------------------------------------------------------------------------------
                                       COMMON STOCK, CONTINUED
------------------------------------------------------------------------------------------------------
                                       FOOD & BEVERAGE--5.6%
        20          --            20   CPC International.......      $ 1,846      $    --     $  1,846
        12          --            12   H. J. Heinz Co..........          553           --          553
        19          --            19   Hershey Foods, Inc......        1,051           --        1,051
        25           50           75   McDonald's Corp.........        1,209         2,416       3,625
        40          177          217   PepsiCo.................        1,503         6,649       8,152
        29          --            29   Sara Lee Corp...........        1,207           --        1,207
------------------------------------------------------------------------------------------------------
                                                                       7,369         9,065      16,434
------------------------------------------------------------------------------------------------------
                                       FOOD DISTRIBUTOR/SERVICE
                                       SYSTEM--1.5%
        25           98          123   Sysco Corp..............          912         3,588       4,500
------------------------------------------------------------------------------------------------------
                                       HEALTH CARE--1.4%
                                       Columbia/HCA Healthcare
       --            70           70   Corp....................          --          2,752       2,752
       --            18           18   Medtronics, Inc.........          --          1,482       1,482
------------------------------------------------------------------------------------------------------
                                                                         --          4,234       4,234
------------------------------------------------------------------------------------------------------
                                       INDUSTRIAL MACHINERY--
                                       0.4%
        10          --            10   Caterpillar, Inc........        1,074           --        1,074
------------------------------------------------------------------------------------------------------
                                       INDUSTRIAL PRODUCTS--
                                       3.8%
                                       Illinois Tool Works,
        16           30           46   Inc.....................          799         1,498       2,297
       --            75           75   Nordson Corp............          --          4,819       4,819
       --           222          222   RPM, Inc................          --          4,075       4,075
------------------------------------------------------------------------------------------------------
                                                                         799        10,392      11,191
------------------------------------------------------------------------------------------------------
                                       INSURANCE--4.6%
                                       American International
        10           34           44   Group...................        1,494         5,004       6,498
                                       Cincinnati Financial
       --            74           74   Corp....................          --          5,807       5,807
       --             7            7   General RE Corp.........          --          1,274       1,274
------------------------------------------------------------------------------------------------------
                                                                       1,494        12,085      13,579
------------------------------------------------------------------------------------------------------
                                       OIL & GAS--2.3%
        14          --            14   Chevron Corp............        1,035           --        1,035
        26          --            26   Enron Corp..............        1,061           --        1,061
        20          --            20   Exxon Corp..............        1,230           --        1,230
        24          --            24   Mobil Corp..............        1,677           --        1,677
                                       Royal Dutch Pertroleum-
        36          --            36   ADR.....................        1,958           --        1,958
------------------------------------------------------------------------------------------------------
                                                                       6,961           --        6,961
------------------------------------------------------------------------------------------------------
                                       PHARMACEUTICALS--12.3%
        25          100          125   Abbott Laboratories.....        1,669         6,675       8,344
                                       American Home Products
       --            19           19   Corp....................          --          1,454       1,454
        17          --            17   Johnson & Johnson.......        1,094           --        1,094
         9           55           64   Merck & Co..............          932         5,693       6,625
        19           70           89   Pfizer, Inc.............        2,271         8,365      10,636
                                       Pharmacia & Upjohn,
       --            31           31   Inc.....................          --          1,077       1,077
        18          130          148   Schering Plough Corp....          843         6,224       7,067
------------------------------------------------------------------------------------------------------
                                                                       6,809        29,488      36,297
------------------------------------------------------------------------------------------------------

                                   continued

                FMB DIVERSIFIED EQUITY AND MONITOR GROWTH FUNDS

             PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (CONCLUDED)
                                  (UNAUDITED)

         SHARES (IN THOUSANDS)                                        MARKET VALUE (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
 JUNE 30, 1997 JUNE 30, 1997                                      JUNE 30, 1997 JUNE 30, 1997
------------------------------------------------------------------------------------------------------
      FMB                                                              FMB                      PRO
  DIVERSIFIED     MONITOR    PRO FORMA                             DIVERSIFIED     MONITOR     FORMA
    EQUITY        GROWTH     COMBINED    SECURITY DESCRIPTION        EQUITY        GROWTH     COMBINED
------------------------------------------------------------------------------------------------------
                                       COMMON STOCK, CONTINUED
------------------------------------------------------------------------------------------------------
                                       PHOTOGRAPHIC EQUIPMENT &
                                       SUPPLIES--0.3%
        13           --           13   Eastman Kodak Co........      $   998      $    --     $    998
------------------------------------------------------------------------------------------------------
                                       RETAIL--6.5%
        30           --           30   Alberton's, Inc.........        1,095           --        1,095
        13           115         128   Home Depot..............          896         7,928       8,824
        15            30          45   Kohl's Corp.*...........          794         1,588       2,382
        32            95         127   Walgreen................        1,737         5,094       6,831
------------------------------------------------------------------------------------------------------
                                                                       4,522        14,610      19,132
------------------------------------------------------------------------------------------------------
                                       TECHNOLOGY--5.8%
                                       Automatic Data
        35           140         175   Processing, Inc.........        1,645         6,580       8,225
       --             16          16   Computer Sciences Corp..          --          1,163       1,163
                                       Electronic Data Systems
        13            75          88   Corp.*..................          533         3,075       3,608
        20            35          55   Motorola, Inc...........        1,505         2,660       4,165
       --             53          53   Zero Corp...............          --          1,391       1,391
------------------------------------------------------------------------------------------------------
                                                                       3,683        14,869      18,552
------------------------------------------------------------------------------------------------------
                                       TELECOMMUNICATIONS--1.8%
                                       Airtouch Communications,
       --             33          33   Inc.*...................          --            903         903
        29           --           29   Alltel Corp.............          969           --          969
         8           --            8   Ameritech Corp..........          543           --          543
         7           --            7   Lucent Technologies.....          518           --          518
        31           --           31   MCI Communications Co...        1,198           --        1,198
        15           --           15   SBC Communications Inc..          928           --          928
        21           --           21   US West Media Group*....          425           --          425
------------------------------------------------------------------------------------------------------
                                                                       4,581           903       5,484
------------------------------------------------------------------------------------------------------
                                       TOBACCO--0.1%
                                       Imperial Tobacco Group
       --             18          18   PLC.....................          --            223         223
------------------------------------------------------------------------------------------------------
                                       Total Common Stock......       71,035       211,215     282,250
------------------------------------------------------------------------------------------------------
                                       COMMERCIAL PAPER--1.2%
------------------------------------------------------------------------------------------------------
                                       Prudential Funding
    $  --         $3,523      $3,523   Corp., 5.55%, 7/1/97....          --          3,523       3,523
------------------------------------------------------------------------------------------------------
                                       REPURCHASE AGREEMENTS--
     7,692           --        7,692   2.6%
------------------------------------------------------------------------------------------------------
                                       First Union Bank, dated
                                       6/30/97 5.92% due 7/1/97
                                       repurchase price
                                       $7,693,265
                                       (collateralized by US
                                       Treasury Note, total par
                                       value $7,896,000, 8.25%,
                                       6/30/02, total market
                                       value $7,846,650).......        7,692           --        7,692
------------------------------------------------------------------------------------------------------
                                       TOTAL INVESTMENTS (cost
                                       $46,361; $132,065; and
                                       $178,426, respectively).      $78,727      $214,738    $293,465
------------------------------------------------------------------------------------------------------

*represents a non-income producing security. ADR--American Depository Receipt

   (See Notes which are an integral part of the Pro Forma Combined Financial
                                  Statements)

                FMB DIVERSIFIED EQUITY AND MONITOR GROWTH FUNDS
               NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

1. BASIS OF COMBINATION

  The pro forma combined statement of assets and liabilities, including the pro forma combined schedule of investments, reflect the accounts of First Michigan Bank (FMB) Diversified Equity Fund and the accounts of the Monitor Growth Fund (collectively, the Funds) as of June 30, 1997 and the related pro forma combined statement of operations for the 12 month period ended June 30, 1997.

  The pro forma combined financial statements give effect to the proposed transfer of the assets and liabilities of the FMB Diversified Equity Fund in exchange for shares of the Monitor Growth Fund. Under the terms of the Agreement and Plan of Reorganization between the FMB Diversified Equity Fund and the Monitor Growth Fund (the "Plan"), the combination of the FMB Diversified Equity Fund and Monitor Growth Fund will be accounted for by the method of accounting for tax free mergers of investments companies (sometimes referred to as the pooling without restatement method). The acquisition will be accomplished by an exchange of all outstanding shares of each class for the FMB Diversified Equity Fund for shares of specified classes of the Monitor Growth Fund. Accordingly, the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations of the surviving Fund for the pre-combining periods will not be restated. The pro forma combined financial statements do not reflect the expenses of FMB Diversified Equity Fund and Monitor Growth Fund in carrying out their obligations under the Plan as these expenses are immaterial to the financial statements.

  Each Fund has similar investment objectives which remain unchanged as a result of the combination.

  The pro forma financial statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference to the respective prospectuses or statements of additional information. The pro forma combined statement of assets and liabilities has been prepared as if the combination had taken place at June 30, 1997. Certain amounts have been reclassified to conform to current presentation.

2. PRO FORMA OPERATIONS

  The pro forma combined statement of operation assumes similar rates of gross investment income from the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of the gross investment income of each Fund.

  Pro forma operating expenses reflect the expected expenses of the Monitor Growth Fund assuming combination of the Funds for the 12 month period ended June 30, 1997. As such, pro forma fees for investment advisory, trustee's, administrative personnel and services, custodian and recordkeeping, legal and audit and distribution service fees were calculated based on the fee schedules in effect at June 30, 1997 for the Monitor Growth Fund.

3. PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

  Assuming normal market conditions, the investment adviser does not currently expect to divest significant amounts of combined portfolio holdings.

4. SURVIVING ENTITY

  The Monitor Growth Fund will be the surviving entity for accounting purposes. This determination was based upon the relative size of each Fund and that the surviving Fund will be managed by the Monitor Growth Fund's current adviser employing current investment objectives, policies and restrictions.

                           PART C.  OTHER INFORMATION

Item 15.  Indemnification

     Indemnification of Registrant's Trustees and officers is provided by
Section 4.3 of Registrant's Declaration of Trust, which is incorporated by reference as Exhibit (1), to the fullest extent permitted by law, against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which any Trustee or officer became involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred in the settlement thereof. Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated herein by reference as Exhibit (7), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (9) and
Article 6 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (13)(i). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

(1) Amended and Restated Declaration of Trust of the Registrant (previously filed as Exhibit 1 to Post-Effective Amendment No. 19 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
(2) By-Laws of the Registrant (previously filed as Exhibit 2 to Post-Effective Amendment No. 19 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
(3)  Not applicable
(4) Agreement and Plan of Reorganization, dated as of February 1, 1998, by and between FMB Funds, Inc. and The Monitor Funds (filed as Appendix I to the Combined Proxy Statement/Prospectus)
(5)  Not applicable
(6) (i) Investment Advisory Agreement between the Registrant and The Huntington National Bank, as successor to Huntington Trust Company, N.A. (previously filed as Exhibit 5(i) to Post-Effective Amendment No. 19 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)

     (ii) Sub-Advisory Agreement of the Registrant with respect to The Monitor Mortgage Securities Fund (previously filed as Exhibit 5(ii) to Post-Effective Amendment No. 19 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (iii) Advisory Contract between the Registrant and The Huntington National Bank, dated as of September 5, 1997, relating to The Monitor Michigan Tax-Free Fund (previously filed as Exhibit 5(iii) to Post-Effective Amendment No. 23 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (iv) Advisory Contract between the Registrant and The Huntington National Bank, dated as of November 21, 1997, relating to The Monitor Intermediate Government Income Fund (previously filed as Exhibit 5(iv) to Post-Effective Amendment No. 24 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
(7) Distribution Agreement, dated January 11, 1996, between the Registrant and SEI Financial Services Company (previously filed as Exhibit 6 to Post-Effective Amendment No. 20 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
(8)  Not applicable
(9) Custodian Contract of the Registrant (previously filed as Exhibit 8 to Post-Effective Amendment No. 19 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
(10) (i) Distribution and Shareholder Services Plan, as amended to date (previously filed as Exhibit 15 to Post-Effective Amendment No. 24 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (ii) Multiple Class Plan, as amended to date (previously filed as Exhibit 18 to Post-Effective Amendment No. 24 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
(11) Opinion and Consent of Ropes & Gray as to legality of shares being registered (filed herewith)
(12) Opinion and Consent of Ropes & Gray as to the tax matters and consequences to shareholders of the proposed reorganization (to be filed by amendment)
(13) (i) Transfer Agency and Service Agreement, dated as of January 12, 1998, between the Registrant and State Street Bank and Trust Company (filed herewith)
     (ii) Administration Agreement, dated as of January 12, 1998, between the Registrant and The Huntington National Bank (filed herewith)
     (iii) Sub-Administration Agreement, dated as of January 12, 1998, between The Huntington National Bank and SEI Fund Resources (filed herewith)
(14) Consent of Price Waterhouse LLP, independent accountants (filed herewith)
(15) Not applicable
(16) Powers of Attorney (appears on page C-4 hereof)
(17) (i)  Form of proxy for each FMB Portfolio (filed herewith)
     (ii) Prospectuses for Investment and Trust Shares of The Monitor Money Market Fund and The Monitor Growth Fund, dated April 30, 1997 (previously filed as a part of Post-Effective Amendment No. 22 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (iii) Prospectuses for Investment and Trust Shares of The Monitor Michigan Tax-Free Fund, dated November 20, 1997 (previously filed as a part of Post-Effective Amendment No. 23 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (iv) Proposed Prospectuses for Investment and Trust Shares of The Monitor Intermediate Government Income Fund, to be dated February 6, 1998 (previously filed as a part of Post-Effective Amendment No. 24 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (v) Combined Statement of Additional Information of The Monitor Funds, dated April 30, 1997 (previously filed as a part of Post-Effective Amendment No. 22 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (vi) Supplement, dated November 20, 1997, to the Combined Statement of Additional Information of The Monitor Funds (previously filed as a part of Post-Effective Amendment No. 23 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (vii) Proposed Supplement, to be dated February 6, 1998, to the Combined Statement of Additional Information of The Monitor Funds (previously filed as a part of Post-Effective Amendment No. 24 on Form N-1A (Reg. No. 33-11905) and incorporated herein by reference)
     (viii) Prospectuses for Institutional and Consumer Service Shares of FMB Funds, Inc., dated March 27, 1997 (previously filed as a part of Post-Effective Amendment No. 6 on Form N-1A (Reg. No. 33-42939) and incorporated herein by reference)
     (ix) Supplements to the Prospectuses for Institutional and Consumer Service Shares of FMB Funds, Inc., dated January __, 1998 (previously filed pursuant to Rule 497 as a part of Registration No. 33-42939) and incorporated herein by reference)
     (x) Statement of Additional Information for Institutional and Consumer Service Shares of FMB Funds, Inc., dated March 27, 1997 (previously filed as a part of Post-Effective Amendment No. 6 on Form N-1A (Reg. No. 33-42939) and incorporated herein by reference)
     (xi) Annual Report to Shareholders of The Monitor Funds for the fiscal year ended December 31, 1997 (previously filed pursuant to Rule 30b2-1 and incorporated herein by reference)
     (xii) Semi-Annual Report to Shareholders of The Monitor Funds for the six months ended June 30, 1997 (previously filed pursuant to Rule 30b2-1 and incorporated herein by reference)
     (xiii) Annual Report to Shareholders of FMB Funds for the year ended November 30, 1997 (previously filed pursuant to Rule 30b2-1 and incorporated herein by reference)
Item 17.  Undertakings
(1) The undersigned Registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the City of Oaks, Commonwealth of Pennsylvania, on the 20th day of January, 1998.

                                    THE MONITOR FUNDS


                                    By: /s/ David G. Lee
                                       -------------------------------
                                       David G. Lee, President

                               POWER OF ATTORNEY

     Each person whose signature appears below hereby appoints David G. Lee and Stephen G. Meyer, and each of them singly, as his or her true and lawful attorneys-in-fact and agents, with full power of substitution, for him or her and in his or her name, in any and all capacities, to sign any or all amendments (including post-effective amendments) to this Registration Statement on Form N-14 filed by The Monitor Funds, a Massachusetts business trust, and to file the same with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact and agents, or either of them, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 20, 1998:

NAME                          TITLE

/s/ David G. Lee              President and Chief Executive Officer
------------------------
David G. Lee


/s/ Robert DellaCroce         Controller, Treasurer and Chief Financial Officer
------------------------
Robert DellaCroce


/s/ David S. Schoedinger      Trustee
------------------------
David S. Schoedinger


/s/ William R. Wise           Trustee
------------------------
William R. Wise


/s/ John M. Shary             Trustee
------------------------
John M. Shary

                                 EXHIBIT INDEX

(4) Agreement and Plan of Reorganization, dated as of February 1, 1998, by and between FMB Funds, Inc. and The Monitor Funds (filed as Appendix I to the Combined Proxy Statement/Prospectus)
(11) Opinion and Consent of Ropes & Gray as to legality of shares being registered
(13)(i) Transfer Agency and Service Agreement, dated as of January 12, 1998, between the Registrant and State Street Bank and Trust Company
(13)(ii) Administration Agreement, dated as of January 12, 1998, between the Registrant and The Huntington National Bank
(13)(iii) Sub-Administration Agreement, as of January 12, 1998, between The Huntington National Bank and SEI Fund Resources
(14)      Consent of Price Waterhouse LLP, independent auditors
(17)(i)   Form of proxy for each FMB Portfolio